DECEMBER 31      1999        ANNUAL REPORT
                             STATE FARM VARIABLE PRODUCTS TRUST


                                                    [PHOTOS]




                                               [LOGO]

                                 STATE FARM'S VARIABLE DEFERRED ANNUITY &
                              STATE FARM'S VARIABLE UNIVERSAL LIFE INSURANCE
service
   -------------------------
   IS ONLY A PHONE CALL AWAY
   -------------------------


        toll free
1-888-702-2307


Contact your local State Farm Agent or
call our Variable Products Administration
Department TOLL FREE, at 1-888-702-2307.

Unit prices are available to you
24 HOURS A DAY, 7 DAYS A WEEK.

Operations Specialist available 7 a.m. - 7 p.m.
Central Time Monday through Friday.

By providing telephone authorization, and having your Personal Identification Number (PIN), you can:

     OBTAIN ACCOUNT VALUES (24 HRS A DAY)
     OBTAIN ANSWERS SPECIFIC TO YOUR POLICY
     TRANSFER ASSETS AMONG FUNDS
     CHANGE YOUR PREMIUM ALLOCATION
     CHANGE YOUR PIN
     CHANGE YOUR EXISTING DOLLAR COST AVERAGING
     CHANGE YOUR EXISTING PORTFOLIO REBALANCING
     REQUEST A POLICY WITHDRAWAL
     REQUEST A POLICY LOAN
       (VARIABLE UNIVERSAL LIFE ONLY)


----------------------------------
  Not      |
  FDIC     | * No Bank Guarantee
Insured    | * May Lose Value
----------------------------------




     Visit our homepage www.statefarm.com

Annual Report

Message from Roger Tompkins

The State Farm life insurance companies experienced their best year ever, meeting a benchmark only a handful of other companies have ever achieved -- 1 million applications received in a single year. In recognition of that achievement, and as a way to say thank you to our customers for supporting us, State Farm donated $1 million to the American Red Cross and $100,000 to the Canadian Red Cross.

                                                                         [PHOTO]

Nearly half of the new premium written in 1999 came from our variable life products, the Variable Deferred Annuity and Variable Universal Life insurance. This shows the confidence that people have placed in the State Farm life insurance companies' ability to keep our promises to our customers, both to help them prepare for the future and to ease the burdens of those left behind.

That's why we are so careful to maintain the highest ratings for financial strength and claims-paying ability -- ratings we received again this year from five major rating agencies like Moody's, Standard & Poor's and A.M. Best. These ratings tell you we have the financial strength to provide the benefits promised in every single policy -- to keep our promise to you. The ratings apply to our traditional products and to the Fixed Account of the variable products, but do not apply to the Variable Account of the variable products. Please remember, that the value of an allocation to one of the variable Subaccounts' underlying investment options is not guaranteed and will fluctuate based upon the investment performance and value of the underlying investment option chosen.

This is the annual report of the Funds underlying Variable Universal Life insurance and Variable Deferred Annuity. These products may help provide valuable protection for you and your families.

Our Good Neighbor agents throughout the United States are ready to discuss your insurance needs and to provide products to meet those needs. Consider an insurance checkup with your agent to make sure your insurance needs keep pace with changes in your lifestyle, your assets, or your family.

Thank you for the confidence you've shown in the State Farm life insurance companies. We promise to provide high quality service and products, backed by prudently managed investment portfolios, and Companies you can depend on.

Sincerely,

/s/ Roger Tompkins

Executive Vice President
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident
Assurance Company (Licensed in New York and Wisconsin)

                               Table of Contents

The Economy and Markets                  3

Portfolio of Investments

  Large Cap Equity Index Fund            9

  Small Cap Equity Index Fund           15

  International Equity Index
  Fund                                  33

  Stock & Bond Balanced Fund            46

  Bond Fund                             47

  Money Market Fund                     50

Financial Statements

  Statement of Assets and
  Liabilities                           52

  Statement of Operations               54

  Statement of Changes in Net
  Assets                                56

  Notes to Financial Statements         58

Financial Highlights                    62

Report of Independent Auditors          68

Notice of Withholding Election

This report must be accompanied or preceded by a prospectus.

                                                                       1 -------

Message to Variable Product Customers

[PHOTO]

Investments in common stocks provided investors very good returns in 1999. Common stock prices rose around the world in reaction to continued economic strength in the United States and recoveries or further improvements in most economies of Europe and Asia. Prospects for growth of corporate profits, which is arguably the most important element for rising stock prices, are obviously enhanced as general economic conditions get better.

Bond investments did not fare as well as stocks over the past twelve months. The strong general economic conditions, which supported stock prices, can probably also be blamed for the difficult year experienced by bondholders. Interest rates rose across the developed world since demands for borrowed capital increased with the pickup of economic activity. In the United States, investors required higher interest rates as they became concerned about upticks in inflation and rising current account deficits with other countries. The current account deficits result from our imports of goods and services exceeding exports -- a condition produced primarily by economic growth occurring at a more rapid pace in the United States than elsewhere in the world. When interest rates rise, prices of bonds fall. Prices of domestic bonds declined by an amount which exceeded their interest income in 1999 except for issues with short maturities. Consequently, total returns on most U.S. bond portfolios tended to be negative for the year.

The contrasting results experienced by investments in stocks and bonds during the year serve as a reminder that one of the foremost challenges faced by any investor is development of a long-term investment program which makes one comfortable regardless of the short-term direction markets might take. Although a profit cannot be assured, you can probably best cope with the variability of returns from various segments of financial markets by viewing your investments in the State Farm Variable Product Funds as long-term commitments. Your State Farm registered representative can help you select the Fund or Funds which match your long-term investment objectives and tolerance for risk. We encourage you to be patient with your investments and to be prepared to ride out market fluctuations, large and small in both directions, which will inevitably occur. This long-term approach is particularly appropriate since variable products involve additional fees and charges which are described in the Prospectus.

I have included discussions of the U.S. Economy, U.S. Equity Market, U.S. Bond Market, International Economies and Markets which follow on pages 3 and 4.

/s/ Kurt G. Moser

---------
       2

The U.S. Economy

The U.S. economy, led by consumer spending, ended 1999 on a very strong note. With unemployment at the lowest levels in three decades, people have jobs, money and confidence. Rising prices for homes and common stocks provide households further support for their general sense of economic well-being. Consequently, consumers are very comfortable spending money on a variety of goods and services.

For the full 1999 year, real GDP growth was 4%. Our domestic economy has now expanded at a rate of 4% or more for three years in a row. It has been a little over 20 years since we have experienced growth at this pace for three consecutive years.

The present economic expansion is almost nine years old and will soon become the longest one in U.S. history. Remarkably, as the chart below displays, inflation has been moderate during this economic cycle. Inflation has been restrained by high levels of productivity, and there has been ample capacity to support the rapid economic growth. The pace of inflation did pick up somewhat in 1999. Future developments on the inflation front will likely significantly impact actions of economic policymakers and movements in financial markets over the upcoming year.

Economic Growth and Inflation

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           ECONOMIC GROWTH   INFLATION
1990                   1.7%       6.1%
1991                  -0.2%       3.1%
1992                   3.3%       2.9%
1993                   2.4%       2.7%
1994                   4.0%       2.7%
1995                   2.7%       2.5%
1996                   3.7%       3.3%
1997                   4.5%       1.7%
1998                   4.3%       1.6%
1999                   4.0%       2.7%

Economic growth is represented by the percentage change in Real Gross Domestic product. Percentage change in the Consumer Price Index-Urban is used for inflation.

The U.S. Equity Market

The U.S. stock market again provided very favorable results in 1999. The S&P 500-Registered Trademark- Index produced a total return of 21.0% over the past year. This is the fifth consecutive year that the S&P 500-Registered Trademark-has shown annual returns above 20%. Despite the five-year run, we continue to feel that returns of this magnitude are not sustainable over long periods of time. As support of this observation, we point out that large company common stocks have generated average annual returns of around 11% since 1925.

Small company stocks, as measured by the Russell 2000-Registered Trademark-Index, outperformed somewhat the equities of larger companies for the first time in five years. The return of the Russell 2000-Registered Trademark- in 1999 amounted to 21.3%. It is encouraging to see solid equity returns occurring outside the large-capitalization growth stock sector. However, what appears to be fairly substantial speculation in the stocks of companies somehow involved with the Internet is bothersome.

                                                                       3 -------

The U.S. Bond Market

Bond prices fell as interest rates rose throughout 1999. Yields on good quality bonds have risen about 175 basis points (a basis point is .01%) over the last twelve months. Declines in bond prices generally exceeded the interest income earned by bonds for the year except for issues with short maturities.

The Open Market Committee of the Federal Reserve Board followed the direction of bond markets and raised short-term interest rates by 75 basis points in three separate actions during the second half of the year. The central bank and investors seem to believe that since the U.S. economy has been growing at a rapid pace for some time now, interest rates need to rise so that the economy will slow before further significant inflation develops.

The Lehman Brothers Government/Corporate Intermediate Term Index, which is considered representative of the market for high-quality intermediate-term bonds produced a total return of only 0.39% in 1999.

International Economies and Markets

Business conditions appear to be generally favorable around the world at the moment. Economic activity is reasonably firm in Europe. Japan and the rest of Asia along with Latin America look to be recovering slowly after slumping severely in 1998.

The EAFE-Registered Trademark- Free Index is a broad stock market index that encompasses markets throughout the developed free world. The Index achieved a 26.7% return in U.S. dollar terms in 1999. The highest returns were generally earned in Japanese and other Asian or Pacific markets. The
EAFE-Registered Trademark- Free Index does not include stock markets of countries with so-called emerging economies. The emerging markets also experienced high stock returns in 1999.

Interest rates generally rose throughout the developed world over the course of 1999. However bond yields declined from very high levels in the emerging markets as some element of investor confidence was restored while emerging economies recovered somewhat.

---------
       4

               STATE FARM VARIABLE PRODUCT TRUST UNDERLYING FUNDS

Large Cap Equity Index Fund

The Large Cap Equity Index Fund seeks to match the return of the S&P 500-Registered Trademark-Index(1), which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500-Registered Trademark- in the same capitalization-weighted proportion that the stock has in the index.

For the year ended December 31, 1999, the Fund benefited from the rise in prices of a narrow group of stocks, mainly technology and telecommunication companies that are included in the S&P 500-Registered Trademark- Index. Substantially all of the return of the Fund in 1999 can be attributed to 20 stocks. See the previous section on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 62.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 LARGE CAP EQUITY INDEX       S&P 500
                                                          FUND                INDEX*
                                      01/22/98                 $10,000.00     $10,000.00
                                      12/31/99                 $15,558.02     $15,673.72
Fund's average annual total return
since inception                                                    25.59%
1 Year return                                                      20.36%

*The S&P 500-Registered Trademark- Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500-Registered Trademark- is comprised of 500 common stocks. Unlike an investment in the Large Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund seeks to match the return of the Russell 2000-Registered Trademark-Index(2), which includes 2000 companies with average market capitalization of $526 million. This index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of the smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000-Registered Trademark- Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index.

Returns of the Fund were quite rewarding in 1999 as general prices of small company stocks kept pace with equities of larger companies for the first time in the last five years. See the previous section on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 63.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 SMALL CAP EQUITY INDEX      RUSSELL 2000
                                                          FUND                  INDEX*
                                     1/29/1998                 $10,000.00         $10,000.00
                                     12/31/1999                $11,795.77         $11,952.88
Fund's average annual total return
since inception                                                     8.98%
1 Year return                                                      20.24%

*The Russell 2000-Registered Trademark- Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000-Registered Trademark- Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses.

------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value may be worth more or less than the premiums you paid.

(1) *"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund (the "Funds") is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. (For more information regarding the S&P 500 Index, see the SAI.)

(2) The Russell 2000-Registered Trademark- Index is a trademark/service mark of the Frank Russell Company. Russell-TM- is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Russell 2000-Registered Trademark- Index, see the SAI.)

                                                                       5 -------

International Equity Index Fund

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE-Registered Trademark- Free Index(1), which measures the performance of stock markets in 15 European nations, Australia, New Zealand, and the three largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of December 31, 1999, the countries with the highest weights were Japan, which accounted for 27.4% of the Index, the United Kingdom at 19.2%, Germany at 10.5%, and France which represented 10.3%.

The Fund's favorable results in 1999 are primarily attributable to very strong stock markets in Japan, the Far East, France and the Nordic countries. See the previous section on International Economies and Markets. Financial Highlights on page 64.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 INTERNATIONAL EQUITY INDEX     EAFE FREE
                                                            FUND                  INDEX*
                                     1/22/1998                    $10,000.00      $10,000.00
                                     12/31/1999                   $14,880.00      $14,902.27
Fund's average annual total return
since inception                                                       22.74%
1 Year return                                                         26.21%

*The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE-Registered Trademark- Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE-Registered Trademark- Free is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Index Fund, a theoretical investment in the Index does not reflect any expenses.

Bond Fund

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total returns may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the income from the Bond Fund is quite stable.

Interest rates rose substantially over the last 12 months causing bond prices to fall. The decline in value of its bond investments plus expenses of the Bond Fund exceeded interest income of the Fund. Consequently, a slight negative total return was experienced by the Fund in 1999. See the previous section on the U.S. Bond Market. Financial Highlights on page 66.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                              LEHMAN BROTHERS GOVT/CORP INTERMEDIATE
                                                BOND FUND                     INDEX*
                                      01/22/98  $10,000.00                                  $10,000.00
                                      12/31/99  $10,588.19                                  $10,755.78
Fund's average annual total return
since inception                                      2.99%
1 Year return                                       -0.57%

*The Lehman Brothers Government/Corporate Intermediate Index contains approximately 4,700 U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $100 million.

The Lehman Brothers Government/Corporate Intermediate Index represents an unmanaged group of bonds that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses.

------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value may be worth more or less than the premiums you paid.

(1) The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE-Registered Trademark- Free) Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by the Trust. The International Equity Index Fund (the "Fund) is not sponsored, endorsed, sold or promoted by Morgan Stanley and Morgan Stanley makes no representation regarding the advisability of investing in the Fund. (For more information regarding the Morgan Stanley Capital International EAFE Free Index, see the SAI.)

---------
       6

Stock and Bond Balanced Fund

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund. At December 31, 1999, about 63% of the Stock and Bond Balanced Fund assets were invested in the Large Cap Equity Index Fund and 37% in the Bond Fund, in line with the Fund's stated objectives.

Favorable returns earned by the Fund's investment in the Large Cap Equity Index Fund were offset significantly by weak results of the Bond Fund in 1999. See the previous section on the U.S. Economy, U.S. Equity Market, and the U.S. Bond Market. Financial Highlights on page 65.

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                      LEHMAN BROTHERS
                                     STOCK AND BOND   S&P 500     GOVT/CORP INTERMEDIATE
                                     BALANCED FUND    INDEX*              INDEX*
01/22/98                                 $10,000.00  $10,000.00                  $10,000.00
12/31/99                                 $12,828.21  $15,796.70                  $10,759.50
Fund's average annual total return
since inception                                                                      13.85%
1 Year return                                                                        11.88%

*See footnotes for the Large Cap Fund and the Bond Fund on pages 5 and 6 for description of indices.

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Financial Highlights on page 67.

            -------------------------------------------------------

You can only invest in our underlying funds through the purchase of a Variable Universal Life Insurance policy or Variable Deferred Annuity policy, which include:

                                      Variable Deferred
State Farm Life Insurance Company:    Annuity
(Not licensed in New York or          Variable Universal Life
   Wisconsin)                         Insurance
State Farm Life and Accident          Variable Deferred
  Assurance Company:                  Annuity
                                      Variable Universal Life
(Licensed in New York and Wisconsin)  Insurance

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company, Variable Life Separate Accounts or Variable Annuity Separate Accounts (the "Accounts"). This report is not authorized for distribution to prospective investors in either Account unless preceded or accompanied by an effective prospectus for the relevant Account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on either Account, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.

------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value may be worth more or less than the premiums you paid.

                                                                       7 -------

                                 TOTAL RETURNS
                       State Farm Life Insurance Company
                    (Not Licensed in New York or Wisconsin)

                 State Farm Life Insurance Company                                  State Farm Life Insurance Company
                     Variable Deferred Annuity                                      Variable Universal Life Insurance
                          Total Returns(1)                                                  Total Returns(1)
                                                    Total Returns
                                                   Since Inception                                                   Total Returns
                              Total Returns         (Annualized)                                                         Since
                             1 Year (ending            (ending                                       Total Returns     Inception
                           December 31, 1999)    December 31, 1999)                                     1 Year       (Annualized)
                             with     without      with     without                                     (ending         (ending
                           surrender  surrender  surrender  surrender                                December 31,    December 31,
          FUND             charges    charges    charges    charges                FUND                  1999)           1999)
Large Cap Equity Index
  Fund*                      11.66%     18.51%     20.17%     23.92%   Large Cap Equity Index Fund*     10.80%          18.87%
Small Cap Equity Index                                                 Small Cap Equity Index
  Fund**                     11.55%     18.39%      4.14%      7.48%     Fund**                         10.60%           2.51%
International Equity                                                   International Equity Index
  Index Fund*                17.13%     24.28%     17.40%     21.09%     Fund*                          16.14%          15.96%
Stock and Bond Balanced                                                Stock and Bond Balanced
  Fund**                      3.73%     10.12%      8.89%     12.33%     Fund**                          2.94%           7.40%
Bond Fund*                   -7.88%     -2.15%     -1.48%      1.61%   Bond Fund*                       -8.57%          -2.93%
                                                                       (1)The State Farm Variable Universal Life Insurance product total returns reflect all contract-level and underlying
                                                                         fund fees and expenses, except for surrender charges and
                                                                         the cost of insurance. If the cost of insurance were
                                                                         reflected, the performance quoted would be significantly
                                                                         lower than shown. Please refer to the hypothetical
                                                                         illustrations in the State Farm Variable Universal Life
                                                                         Insurance prospectus to see how the cost of insurance can
                                                                         impact performance. We encourage you to obtain a
                                                                         personalized illustration of historical performance that
(1)The State Farm Variable Deferred Annuity product total returns
   reflect all contract-level and underlying fund fees and expenses,     reflects the cost of insurance. The fees and expenses
  including the imposition of a maximum surrender charge which is 7%     reflected in this calculation are based on an assumed
  in year 1, and declines by 1% each subsequent year. The fees and       average account size of $3100. The total return period
  expenses are based on an assumed average account size of $6700.
  The since inception total return period begins on the Fund inception date (as noted) and ends December 31, 1999. The 1-year
  total return period begins one year prior to the indicated ending      since inception begins on the Fund Inception date (as
  date. These total returns apply only to the State Farm Life            noted) and ends December 31, 1999. These total returns
                                                                         apply only to the State Farm Life Insurance Company
  Insurance Company product.
   (*)Inception Date: January 22, 1998
   (**)Inception Date: January 29, 1998
                                                                         product.
                                                                          (*)Inception Date:  January 22, 1998
                                                                          (**)Inception Date:  January 29, 1998

                 State Farm Life and Accident Assurance Company
                      (Licensed in New York and Wisconsin)

           State Farm Life and Accident Assurance Company                    State Farm Life and Accident Assurance Company
                     Variable Deferred Annuity                                      Variable Universal Life Insurance
                          Total Returns(1)                                                  Total Returns(1)
                                                    Total Returns
                                                   Since Inception                                                   Total Returns
                              Total Returns         (Annualized)                                                         Since
                             1 Year (ending            (ending                                       Total Returns     Inception
                           December 31, 1999)    December 31, 1999)                                     1 Year       (Annualized)
                             with     without      with     without                                     (ending         (ending
                           surrender  surrender  surrender  surrender                                December 31,    December 31,
          FUND             charges    charges    charges    charges                FUND                  1999)           1999)
Large Cap Equity Index
  Fund                       11.49%     18.42%     16.39%     21.48%   Large Cap Equity Index Fund       9.56%          13.84%
Small Cap Equity Index
  Fund                       11.38%     18.30%      9.68%     14.53%   Small Cap Equity Index Fund       9.30%          14.64%
International Equity                                                   International Equity Index
  Index Fund                 16.95%     24.20%     14.64%     19.70%     Fund                           14.81%          19.79%
Stock and Bond Balanced
  Fund                        3.56%     10.04%      8.85%     13.63%   Stock and Bond Balanced Fund      1.75%           4.15%
Bond Fund                    -8.06%     -2.24%     -3.11%     -1.18%   Bond Fund                        -9.68%          -9.59%
                                                                       (1)The State Farm Variable Universal Life Insurance product total returns reflect all contract-level and underlying
                                                                         fund fees and expenses, except for surrender charges and
                                                                         the cost of insurance. If the cost of insurance were
                                                                         reflected, the performance quoted would be significantly
                                                                         lower than shown. Please refer to the hypothetical
                                                                         illustrations in the State Farm Variable Universal Life
                                                                         Insurance prospectus to see how the cost of insurance can
                                                                         impact performance. We encourage you to obtain a
                                                                         personalized illustration of historical performance that
                                                                         reflects the cost of insurance. The fees and expenses
(1)The State Farm Variable Deferred Annuity product total returns        reflected in this calculation are based on an assumed
   reflect all contract-level and underlying fund fees and expenses,     average account size of $2100. The total return period
  including the imposition of a maximum surrender charge which is 7%
  in year 1, and declines by 1% each subsequent year. The fees and expenses are based on an assumed average account size of $5600.
  The since inception total return period begins on the contract         since inception begins on the contract registration
  effective registration date of August 3, 1998, and ends                effective date of December 2, 1998, and ends December 31,
  December 31, 1999. The 1-year total return period begins one year      1999. These total returns apply only to the State Farm
  prior to the indicated ending date. These total returns apply only to the State Farm Life and Accident Assurance Company product.
                                                                         Life and Accident Assurance Company product and not to
                                                                         the State Farm Life Insurance Company product.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value may be worth more or less than the premiums you paid.

---------
       8

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1999

  Shares                                                  Value
-----------                                            ------------
COMMON STOCKS (94.3%)
Aerospace/Defense (.5%)
     16,304  Boeing Co.                                $    677,635
      3,307  General Dynamics Corp.                         174,444
      6,948  Lockheed Martin Corp.                          151,988
      1,169  Northrop Grumman Corp.                          63,199
                                                       ------------
                                                          1,067,266
                                                       ------------
Agriculture, Foods, & Beverage (3.3%)
        631  Adolph Coors Co. Class B                        33,127
      8,111  Anheuser Busch Companies Inc.                  574,867
     10,888  Archer-Daniels-Midland Company                 132,698
      4,857  Bestfoods                                      255,296
      1,173  Brown-Forman Corp. Class B                      67,154
      7,552  Campbell Soup Company                          292,168
      7,409  Coca-Cola Enterprises Inc.                     149,106
      8,552  ConAgra Inc.                                   192,955
      5,301  General Mills Inc.                             189,511
      2,440  Hershey Foods Corp.                            115,900
      6,236  HJ Heinz Co.                                   248,271
      7,071  Kellogg Company                                217,875
      5,703  Nabisco Group Holding Group Corp.               60,594
     25,348  Pepsico Inc.                                   893,517
      2,346  Quaker Oats Co.                                153,956
      5,649  Ralston Purina Co.                             157,466
     15,702  Sara Lee Corporation                           346,425
      7,531  Seagram Ltd.                                   338,424
      2,140  Supervalu Inc.                                  42,800
      5,772  Sysco Corporation                              228,355
     42,758  The Coca-Cola Company                        2,490,653
      2,013  WM Wrigley Jr. Co.                             166,953
                                                       ------------
                                                          7,348,071
                                                       ------------
Airlines (.2%)
      2,632  AMR Corp. (a)                                  176,344
      2,453  Delta Air Lines Inc.                           122,190
      8,807  Southwest Airlines Co.                         142,563
      1,293  US Airways Group Inc. (a)                       41,457
                                                       ------------
                                                            482,554
                                                       ------------
Automotive (1.1%)
      1,378  Cooper Tire & Rubber Co.                        21,445
      2,853  Dana Corp.                                      85,412
      9,926  Delphi Automotive Systems (a)                  156,334
     20,965  Ford Motor Company                           1,120,317
     11,148  General Motors Corp.                           810,320
      3,080  Genuine Parts Co.                               76,423
      2,703  Goodyear Tire & Rubber Co.                      76,191
      1,572  ITT Industries Inc.                             52,564
      1,097  Navistar International Corp. (a)                51,970
      1,312  Paccar Inc.                                     58,138
                                                       ------------
                                                          2,509,114
                                                       ------------
Banks (4.2%)
      6,260  AmSouth Bancorporation                         120,896
     29,617  Bank of America Corporation                  1,486,403
  Shares                                                  Value
-----------                                            ------------
     12,763  Bank of New York Inc.                     $    510,520
     20,029  Bank One Corporation                           642,180
      5,521  BB&T Corp.                                     151,137
     14,331  Chase Manhattan Corp.                        1,113,340
      2,736  Comerica Inc.                                  127,737
      5,095  Fifth Third Bancorp                            373,846
     17,110  Firstar Corp.                                  361,449
      2,868  Golden West Financial Corporation               96,078
      4,041  Huntington Bancshares Inc.                      96,479
      3,028  JP Morgan & Co. Incorporated                   383,421
      7,837  Keycorp                                        173,394
      3,855  Northern Trust Corporation                     204,315
      5,238  PNC Bank Corporation                           233,091
      2,456  Providian Financial Corp.                      223,649
      1,841  Republic New York Corp.                        132,552
      2,913  Southtrust Corporation                         110,148
      2,813  State Street Corp.                             205,525
      3,001  Summit Bancorp                                  91,906
      5,587  SunTrust Banks Inc.                            384,455
      4,746  Synovus Financial Corp.                         94,327
      2,524  Union Planters Corp.                            99,540
     12,740  US Bancorp                                     303,371
      3,516  Wachovia Corporation                           239,088
     10,074  Washington Mutual Inc.                         261,924
     28,529  Wells Fargo & Company                        1,153,641
                                                       ------------
                                                          9,374,412
                                                       ------------
Building Materials & Construction (.2%)
        681  Armstrong World Industries                      22,728
      1,101  Centex Corp.                                    27,181
        599  Fleetwood Enterprises Inc.                      12,354
      1,324  Fluor Corp.                                     60,739
        766  Foster Wheeler Corp.                             6,798
        882  Kaufman & Broad Home Corp.                      21,333
      2,709  Leggett & Platt Inc. (a)                        58,074
      7,265  Masco Corp.                                    184,349
      1,064  McDermott International Inc.                     9,642
      1,000  Owens Corning                                   19,313
        801  Pulte Corp.                                     18,022
      1,595  Stanley Works                                   48,049
      1,771  Vulcan Materials Company                        70,729
                                                       ------------
                                                            559,311
                                                       ------------
Chemicals (1.4%)
      4,033  Air Products & Chemicals Inc.                  135,358
      1,653  BF Goodrich Co.                                 45,457
      1,370  Eastman Chemical Co.                            65,332
     18,046  EI du Pont de Nemours and Company            1,188,780
      2,275  Engelhard Corp.                                 42,941
        535  FMC Corp. (a)                                   30,662
        968  Great Lakes Chemical Corporation                36,966
      1,788  Hercules Inc.                                   49,841
      1,838  International Flavors & Fragrances Inc.         69,384
     10,998  Monsanto Co.                                   391,804
      3,025  PPG Industries Inc.                            189,252
      2,734  Praxair Inc.                                   137,554
      3,791  Rohm & Haas Co.                                154,246

                                                                       9 -------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                  Value
-----------                                            ------------
      1,773  Sigma-Aldrich Corporation                 $     53,301
      3,813  The Dow Chemical Company                       509,512
      2,306  Union Carbide Corp.                            153,925
      1,294  WR Grace & Co. (a)                              17,954
                                                       ------------
                                                          3,272,269
                                                       ------------
Commercial Service/Supply (1.0%)
      2,607  Allied Waste Industries Inc. (a)                22,974
     12,564  Cendant Corp. (a)                              333,731
      1,397  Deluxe Corp.                                    38,330
      2,865  Dun and Bradstreet Corp.                        84,517
      5,502  Eastman Kodak Co.                              364,507
      1,687  H&R Block Inc.                                  73,806
      4,908  Interpublic Group of Companies Inc.            283,130
        726  Milacron Inc.                                   11,162
      4,660  Pitney Bowes Inc.                              225,136
        843  Polaroid Corp.                                  15,859
      1,306  Quintinles Transnational (a)                    24,406
      2,316  RR Donnelley & Sons Company                     57,466
      4,852  Service Corp. International                     33,661
      8,157  Staples Inc. (a)                               169,258
     10,753  Waste Management Inc.                          184,817
      1,647  WW Grainger Inc.                                78,747
     11,558  Xerox Corporation                              262,222
                                                       ------------
                                                          2,263,729
                                                       ------------
Computer Software and Services (8.7%)
      2,118  Adobe Systems Inc.                             142,435
     38,371  America Online Inc. (a)                      2,894,612
      1,052  AutoDesk Inc.                                   35,505
     10,736  Automatic Data Processing Inc.                 578,402
      2,543  Ceridian Corp. (a)                              54,833
      9,325  Computer Associates International Inc.         652,167
      2,749  Computer Sciences Corp. (a)                    260,124
      6,221  Compuware Corp. (a)                            231,732
      8,236  Electronic Data Systems Corporation            551,297
      7,381  First Data Corp.                               363,976
     88,942  Microsoft Corporation (a)                   10,383,979
      5,902  Novell Inc. (a)                                234,973
     24,664  Oracle Corporation (a)                       2,763,910
      4,709  Parametric Technology Corp. (a)                127,437
      4,215  PeopleSoft Inc. (a)                             89,832
        446  Shared Medical Systems Corp.                    22,718
      5,059  Unisys Corp. (a)                               161,572
                                                       ------------
                                                         19,549,504
                                                       ------------
Computers (6.1%)
      6,095  3Com Corp. (a)                                 286,465
      2,801  Apple Computer Inc. (a)                        287,978
      3,032  Cabletron Systems Inc. (a)                      78,832
     29,475  Compaq Computer Corporation                    797,667
     44,007  Dell Computer Corp. (a)                      2,244,357
     17,557  EMC Corp. (a)                                1,918,102
      5,425  Gateway Inc. (a)                               390,939
     17,547  Hewlett-Packard Company                      1,999,261
      2,695  Ikon Office Solutions Inc.                      18,360
  Shares                                                  Value
-----------                                            ------------
     31,191  International Business Machines
               Corporation                             $  3,368,628
      3,640  Seagate Technology (a)                         169,488
      3,321  Silicon Graphics Inc. (a)                       32,587
     26,814  Sun Microsystems Inc. (a)                    2,076,409
                                                       ------------
                                                         13,669,073
                                                       ------------
Consumer & Marketing (3.9%)
      1,022  Alberto-Culver Company                          26,380
      1,178  American Greetings Corp. Class A                27,830
      4,398  Avon Products Inc.                             145,134
        513  Ball Corp.                                      20,199
      3,522  Best Buy Inc. (a)                              176,760
      1,525  Black & Decker Corp.                            79,681
      1,630  Brunswick Corp.                                 36,268
      4,117  Clorox Co.                                     207,394
     10,111  Colgate-Palmolive Company                      657,215
      2,418  Danaher Corp.                                  116,669
      2,365  Darden Restaurants Inc.                         42,866
      2,303  Ecolab Inc.                                     90,105
      3,866  Fort James Corp.                               105,832
      2,954  Fortune Brands Inc.                             97,667
      3,399  Hasbro Inc.                                     64,793
        585  Jostens Inc.                                    14,223
      9,239  Kimberly Clark Corp.                           602,845
      7,296  Mattel Inc.                                     95,760
      1,552  Maytag Corp.                                    74,496
     23,475  McDonald's Corporation                         946,336
      4,920  Newell Rubbermaid Inc.                         142,680
     41,153  Philip Morris Companies Inc.                   954,235
        609  Russell Corp.                                   10,201
      1,123  Snap-On Inc.                                    29,830
     18,686  The Gillette Company                           769,630
     22,754  The Procter & Gamble Company                 2,492,985
      2,713  Tricon Global Restaurants (a)                  104,790
      1,052  Tupperware Corp.                                17,818
      9,915  Unilever NV                                    539,748
      3,071  UST Inc.                                        77,351
      2,164  Wendy's International Inc.                      44,633
      1,293  Whirlpool Corp.                                 84,126
                                                       ------------
                                                          8,896,480
                                                       ------------
Containers & Packaging (.1%)
        968  Bemis Company Inc.                              33,759
      2,129  Crown Cork & Seal Inc.                          47,636
      2,790  Owens-Illinois Inc. (a)                         69,924
      1,455  Sealed Air Corporation (a)                      75,387
        939  Temple-Inland Inc.                              61,915
                                                       ------------
                                                            288,621
                                                       ------------
Electronic/Electrical Mfg. (7.7%)
      2,598  Advanced Micro Devices Inc. (a)                 75,180
      6,486  Applied Materials Inc. (a)                     821,695
      7,551  Emerson Electric Co.                           433,239
     56,711  General Electric Company                     8,776,027
     57,447  Intel Corporation                            4,728,606
      1,493  KLA Tencor Corporation (a)                     166,283

---------
      10

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                  Value
-----------                                            ------------
      2,465  LSI Logic Corp. (a)                       $    166,388
      4,384  Micron Technology Inc. (a)                     340,856
      2,939  National Semiconductor Corp. (a)               125,826
        826  PerkinElmer Inc.                                34,434
      5,904  Raytheon Co.                                   156,825
      3,336  Rockwell International Corp.                   159,711
     13,650  Texas Instruments Inc.                       1,322,344
        965  Thomas & Betts Corp.                            30,759
                                                       ------------
                                                         17,338,173
                                                       ------------
Financial Services (5.8%)
      7,778  American Express Company                     1,293,093
     12,652  Associates First Capital Corp.                 347,139
      2,111  Bear Stearns Companies Inc.                     90,245
      3,451  Capital One Financial Corp.                    166,295
     14,188  Charles Schwab Corp.                           544,465
     58,358  Citigroup Inc.                               3,242,516
      1,960  Countrywide Credit Industries Inc.              49,490
      2,542  Equifax Inc.                                    59,896
     12,060  Federal Home Loan Mortgage                     567,574
     17,758  Federal National Mortgage Association        1,108,765
     16,592  First Union Corp.                              544,425
     15,996  FleetBoston Financial Corp.                    556,861
      4,411  Franklin Resources Inc.                        141,428
      8,291  Household International Inc.                   308,840
      2,090  Lehman Brothers Holding Inc.                   176,997
      1,730  MBIA Inc.                                       91,366
     13,934  MBNA Corporation                               379,702
      8,946  Mellon Financial Corporation                   304,723
      6,416  Merrill Lynch & Company Inc.                   535,736
      1,907  MGIC Investment Corp.                          114,778
      9,677  Morgan Stanley Dean Witter & Co.             1,381,392
     10,763  National City Corp.                            254,949
      1,610  Old Kent Financial Corp. (a)                    56,954
      2,573  Paine Webber Group Inc. (a)                     99,865
      4,295  Paychex Inc.                                   171,800
      3,869  Regions Financial Corp.                         97,209
      2,835  SLM Holding Corp.                              119,779
      1,652  T. Rowe Price Associates (a)                    61,021
      4,105  UNUMProvident (a)                              131,617
                                                       ------------
                                                         12,998,920
                                                       ------------
Forest Products (.6%)
        932  Boise Cascade Corp.                             37,746
      1,674  Champion International Corp.                   103,683
      3,006  Georgia Pacific Corp.                          152,555
      7,174  International Paper Co.                        404,883
      1,916  Louisiana-Pacific Corp.                         27,303
      1,803  Mead Corporation                                78,318
        488  Potlatch Corp.                                  21,777
      1,773  Westvaco Corp.                                  57,844
      3,912  Weyerhaeuser Co.                               280,931
      1,925  Willamette Industries Inc.                      89,392
                                                       ------------
                                                          1,254,432
                                                       ------------
Health Care (8.7%)
     26,374  Abbott Laboratories                            957,706
  Shares                                                  Value
-----------                                            ------------
      2,246  Allergan Inc.                             $    111,739
      1,748  Alza Corporation (a)                            60,525
     22,645  American Home Products Corp.                   893,062
     17,683  Amgen Inc. (a)                               1,062,085
      1,015  Baush & Lomb Inc.                               69,464
      5,064  Baxter International Inc.                      318,083
      4,407  Becton Dickinson & Co.                         117,887
      1,947  Biomet Inc.                                     77,880
      7,014  Boston Scientific Corporation (a)              153,431
     34,358  Bristol-Myers Squibb                         2,205,354
      4,751  Cardinal Health Inc.                           227,454
      9,820  Columbia/HCA Healthcare Corp.                  287,849
        879  CR Bard Inc.                                    46,587
     18,933  Eli Lilly & Co.                              1,259,045
      5,257  Guidant Corp.                                  247,079
      7,304  Healthsouth Corp. (a)                           39,259
      2,977  Humana Inc. (a)                                 24,374
      5,509  IMS Health Inc.                                149,776
     23,798  Johnson & Johnson                            2,216,189
      1,306  Mallinckrodt Inc.                               41,547
      1,929  Manor Care Inc. (a)                             30,864
      4,867  McKesson HBOC Inc.                             109,812
     20,348  Medtronic Inc.                                 741,430
     40,469  Merck & Co. Inc.                             2,713,952
      1,706  PE Corp. (a)                                   205,253
     67,056  Pfizer Inc.                                  2,175,129
      8,797  Pharmacia & Upjohn Inc.                        395,865
     25,442  Schering Plough Corp.                        1,073,334
      1,490  St. Jude Medical Inc. (a)                       45,724
      5,460  Tenet Healthcare Corp. (a)                     128,310
      3,036  United Healthcare Corp.                        161,288
     14,810  Warner-Lambert Co.                           1,213,494
      1,709  Watson Pharmaceuticals Inc. (a)                 61,204
      1,168  Wellpoint Health Network Inc. (a)               77,015
                                                       ------------
                                                         19,699,049
                                                       ------------
Insurance (2.7%)
      2,461  Aetna Inc.                                     137,355
      4,632  AFLAC Inc. (a)                                 218,573
     13,870  Allstate Corp.                                 332,880
      4,336  American General Corporation                   328,994
     26,806  American International Group Inc.            2,898,399
      4,477  Aon Corp.                                      179,080
      2,899  Chubb Executive Risk                           163,250
      3,225  Cigna Corp.                                    259,814
      2,863  Cincinnati Financial Corp.                      89,290
      5,729  Conseco Inc.                                   102,406
      1,837  Jefferson-Pilot Corp.                          125,375
      3,488  Lincoln National Corp.                         139,520
      1,888  Loews Corp.                                    114,578
      4,592  Marsh & McLennan Companies Inc.                439,397
      1,247  Progressive Corp.                               91,187
      2,348  Safeco Corp.                                    58,407
      3,976  St. Paul Companies Inc.                        133,942
      3,957  The Hartford Financial Services Group
               Inc.                                         187,463
      2,351  Torchmark Corp.                                 68,326
                                                       ------------
                                                          6,068,236
                                                       ------------

                                                                       11-------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                  Value
-----------                                            ------------
Lodging & Gaming (.1%)
      2,247  Harrahs Entertainment Inc. (a)            $     59,405
      4,692  Hilton Hotels Corp.                             45,161
      4,357  Marriott International Class A                 137,518
      3,563  Mirage Resorts Inc. (a)                         54,558
                                                       ------------
                                                            296,642
                                                       ------------
Machinery & Manufacturing (2.7%)
      1,995  Avery Dennison Corp.                           145,386
        406  Briggs & Stratton Corp.                         21,772
      6,180  Caterpillar Inc.                               290,846
     10,908  Conoco Inc. Class B (a)                        271,337
      1,633  Cooper Industries Inc.                          66,034
      4,254  Corning Incorporated                           548,500
      1,223  Crane Co.                                       24,307
        702  Cummins Engine Company Inc.                     33,915
      4,078  Deere & Company                                176,883
      3,638  Dover Corp.                                    165,074
      1,224  Eaton Corp.                                     88,893
     13,685  Honeywell International Inc.                   789,453
      4,977  Illinois Tool Works Inc.                       336,259
      2,838  Ingersoll Rand Co.                             156,267
      1,479  Johnson Controls Inc.                           84,118
        718  Millipore Corp.                                 27,733
      6,988  Minnesota Mining & Manufacturing Co.           683,951
        123  Nacco Industries Inc.                            6,834
        699  National Service Industries Inc.                20,621
      3,041  Pactiv Corp (a)                                 32,311
      2,213  Pall Corporation                                47,718
      1,893  Parker Hannifin Corp.                           97,135
      2,617  Textron Inc.                                   200,691
      2,848  Thermo Electron Corp. (a)                       42,720
      1,116  Timken Co.                                      22,808
      2,092  TRW Inc.                                       108,653
     29,010  Tyco International Ltd.                      1,127,764
      8,357  United Technologies Corp.                      543,205
                                                       ------------
                                                          6,161,188
                                                       ------------
Media & Broadcasting (3.1%)
     13,219  CBS Corp. (a)                                  845,190
      5,836  Clear Channel Communications (a)               520,863
     12,991  Comcast Corp. Class A                          652,798
      1,596  Dow Jones & Company Inc.                       108,528
      4,858  Gannett Company Inc.                           396,231
      1,377  Knight-Ridder Inc.                              81,932
      3,432  McGraw Hill Companies Inc.                     211,497
        936  Meredith Corp.                                  39,020
      3,048  New York Times Co.                             149,733
      3,055  Omnicom Group Inc.                             305,500
     35,749  The Walt Disney Company                      1,045,658
     22,323  Time Warner Inc.                             1,617,022
      1,053  Times Mirror Co.                                70,551
      4,120  Tribune Co.                                    226,858
     12,087  Viacom Inc. (a)                                730,508
                                                       ------------
                                                          7,001,889
                                                       ------------
  Shares                                                  Value
-----------                                            ------------
Mining & Metals (.6%)
      3,969  Alcan Aluminium Ltd.                      $    163,473
      6,371  ALCOA Inc.                                     528,793
      6,821  Barrick Gold Corp.                             120,646
      2,461  Bethlehem Steel Corp. (a)                       20,611
      2,923  Freeport McMoRan Copper & Gold Inc. (a)         61,748
      4,547  Homestake Mining Co.                            35,523
      3,372  INCO Limited (a)                                79,242
      3,012  Newmont Mining Corporation                      73,794
      1,476  Nucor Corporation                               80,903
      1,075  Phelps Dodge Corp.                              72,159
      5,768  Placer Dome Inc.                                62,006
      1,110  Reynolds Metals Co.                             85,054
      1,546  USX US Steel Group                              51,018
      1,630  Worthington Industries Inc.                     26,997
                                                       ------------
                                                          1,461,967
                                                       ------------
Oil, Gas, & Other Energy (5.6%)
      1,576  Amerada Hess Corporation                        89,438
      2,132  Anadarko Petroleum Corp.                        72,755
      1,912  Apache Corp.                                    70,625
      1,253  Ashland Inc.                                    41,271
      5,570  Atlantic Richfield Inc.                        481,805
      5,713  Baker Hughes Inc.                              120,330
      3,285  Burlington Resources Inc.                      108,610
     11,371  Chevron Corporation                            985,013
      3,749  Coastal Corp.                                  132,855
      1,446  Columbia Energy Group                           91,460
      1,656  Consolidated Natural Gas                       107,537
        400  Eastern Enterprises                             22,975
      3,660  El Paso Energy Corporation (a)                 142,054
     12,373  Enron Corp.                                    549,052
     59,729  Exxon Mobil Corporation (a)                  4,811,918
      7,677  Halliburton Co.                                308,999
        499  Helmerich & Payne Inc.                          10,884
      1,523  Kerr McGee Corp.                                94,426
        866  Nicor Inc.                                      28,145
      6,122  Occidental Pete Corp.                          132,388
        499  Oneok Inc.                                      12,537
        656  Peoples Energy Corp.                            21,976
      4,403  Phillips Petroleum Co.                         206,941
      1,495  Rowan Companies Inc. (a)                        32,423
     37,139  Royal Dutch Petroleum Company ADR            2,244,588
      9,501  Schlumberger Ltd.                              534,431
      4,228  Sempra Energy                                   73,462
      1,618  Sunoco Inc.                                     38,023
      9,464  Texaco Inc.                                    514,014
      1,985  Transocean Offshore Inc. (a)                    66,883
      4,485  Union Pacific Resources Group Inc.              57,184
      4,243  Unocal Corp.                                   142,406
      5,400  USX Marathon Group                             133,313
      7,564  Williams Companies Inc.                        231,175
                                                       ------------
                                                         12,711,896
                                                       ------------

---------
      12

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                  Value
-----------                                            ------------
Retailers (6.4%)
      7,358  Albertsons Inc.                           $    237,296
      2,614  Autozone Inc. (a)                               84,465
      2,037  Bed Bath & Beyond Inc. (a)                      70,786
     10,646  Carnival Corp.                                 509,012
      3,379  Circuit City Stores-Carmax                     152,266
      1,905  Consolidated Stores Corp. (a)                   30,956
      3,842  Costco Wholesale (a)                           350,583
      6,816  CVS Corp.                                      272,214
      7,677  Dayton Hudson Corp.                            563,780
      1,874  Dillards Inc.                                   37,831
      3,905  Dollar General Corp.                            88,839
      3,645  Federated Department Stores Inc. (a)           184,300
     14,871  GAP Inc.                                       684,066
        729  Great Atlantic & Pacific Tea Company
               Inc.                                          20,321
      1,296  Harcourt General Inc.                           52,164
     39,449  Home Depot Inc.                              2,704,688
      4,591  JC Penney Inc.                                  91,533
      8,711  K-Mart Corp. (a)                                87,654
      2,839  Kohls Corp. (a)                                204,940
     14,474  Kroger Co. (a)                                 273,197
      3,706  Limited Inc.                                   160,516
        740  Longs Drug Stores Inc.                          19,101
      6,469  Lowes Companies Inc.                           386,523
      5,832  May Department Stores Co.                      188,082
      2,520  Nordstrom Inc.                                  65,993
      6,340  Office Depot Inc. (a)                           69,344
        928  Pep Boys - Manny Moe & Jack                      8,468
      4,533  Rite Aid Corp.                                  50,713
      8,763  Safeway Inc. (a)                               311,634
      6,631  Sears Roebuck & Co.                            201,831
      2,955  Sherwin Williams Co.                            62,055
      3,365  Tandy Corp.                                    165,516
      5,622  TJX Companies Inc.                             114,900
      4,413  Toys R Us Inc. (a)                              63,161
     76,958  Wal-Mart Stores Inc.                         5,319,722
     17,418  Walgreen Co.                                   509,477
      2,634  Winn Dixie Stores Inc.                          63,051
                                                       ------------
                                                         14,460,978
                                                       ------------

Technology (5.9%)
      1,524  Adaptec Inc. (a)                                76,010
      1,723  Allegheny Technologies Inc.                     38,660
      2,759  Analog Devices Inc. (a)                        256,587
      4,074  BMC Software Inc. (a)                          325,665
      2,390  CenturyTel Inc.                                113,226
     56,275  Cisco Systems Inc. (a)                       6,028,459
      1,404  Citrix Systems Inc. (a)                        172,692
      1,146  Comverse Technology Inc. (a)                   165,884
     12,978  Global Crossing (a)                            648,900
      2,152  Lexmark International Group Inc. (a)           194,756
      2,344  Molex Inc. (a)                                 132,876
      2,470  Network Appliance Inc. (a)                     205,164
     11,212  Qualcomm Inc. (a)                            1,976,115
  Shares                                                  Value
-----------                                            ------------
      4,935  Solectron Corp. (a)                       $    469,442
        850  Tektronix Inc.                                  33,044
      2,659  Teradyne Inc. (a)                              175,494
      5,256  Xilinx Inc. (a)                                238,984
      4,553  Yahoo Inc. (a)                               1,970,026
                                                       ------------
                                                         13,221,984
                                                       ------------

Telecom & Telecom Equipment (11.4%)
      2,310  ADC Telecommunications Inc. (a)                167,619
      5,303  Alltel Corporation                             438,492
      1,502  Andrew Corp. (a)                                28,444
     55,308  AT&T Corp.                                   2,806,881
     26,893  Bell Atlantic Corp.                          1,655,600
     32,665  Bellsouth Corp.                              1,529,130
      3,018  General Instrument Corp. (a)                   256,530
     16,873  GTE Corp.                                    1,190,601
     53,854  Lucent Technologies Inc.                     4,028,953
     48,644  MCI Worldcom Inc. (a)                        2,581,146
     10,516  MediaOne Group Inc. (a)                        807,760
     10,524  Motorola Inc.                                1,549,659
      6,190  Nextel Communications Inc. (a)                 638,344
     22,982  Nortel Networks Corp.                        2,321,182
     59,051  SBC Communications Inc.                      2,878,736
      1,343  Scientific Atlanta Inc.                         74,704
     15,032  Sprint FON Group                             1,011,842
      7,505  Sprint PCS Group (a)                           769,263
      6,800  Tellabs Inc. (a)                               436,475
      8,760  US West Inc.                                   630,720
                                                       ------------
                                                         25,802,081
                                                       ------------

Textiles & Clothing (.2%)
      1,093  Liz Claiborne Inc.                              41,124
      4,911  Nike Inc.                                      243,401
      1,026  Reebok International Ltd. (a)                    8,400
        326  Springs Industries Inc. Class A                 13,020
      2,080  VF Corp.                                        62,400
                                                       ------------
                                                            368,345
                                                       ------------

Transportation (.5%)
      8,103  Burlington Northern Santa Fe Corp.             196,498
      3,807  CSX Corp.                                      119,445
      5,185  FDX Corp. (a)                                  212,261
      1,947  Kansas City Southern Industries Inc.           145,295
      6,642  Norfolk Southern Corp.                         136,161
      1,206  Ryder Systems Inc.                              29,472
      4,291  Union Pacific Corp.                            187,195
                                                       ------------
                                                          1,026,327
                                                       ------------

Utilities & Energy (1.6%)
      2,435  Ameren Corporation                              79,746
      3,319  American Electric Power Co.                    106,623
      2,678  Carolina Power & Light Co.                      81,512
      3,728  Central & Southwest Corporation                 74,560

                                                                       13-------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                  Value
-----------                                            ------------
      2,851  Cinergy Corp.                             $     68,780
      2,001  CMS Energy Corporation                          62,406
      3,874  Consolidated Edison Inc.                       133,653
      2,608  Constellation Energy Corp.                      75,632
      3,366  Dominion Resources Inc.                        132,116
      2,521  DTE Energy Co.                                  79,096
      6,347  Duke Energy Corporation                        318,143
      6,064  Edison International                           158,801
      4,329  Entergy Corp.                                  111,472
      4,098  FirstEnergy Corp.                               92,973
      1,686  Florida Progress Corp. (a)                      71,339
      3,098  FPL Group Inc.                                 132,633
      2,208  GPU Inc.                                        66,102
      1,997  New Century Energies Inc.                       60,659
      3,299  Niagara Mohawk Holdings Inc. (a)                45,980
      2,760  Northern States Power Co.                       53,820
      3,275  Peco Energy Co.                                113,806
      6,693  PG&E Corp.                                     137,207
      1,266  Pinnacle West Capital Corp. (a)                 38,692
      2,758  PP&L Resources Inc.                             63,089
      3,847  Public Service Enterprise Group                133,924
      5,196  Reliant Energy Inc.                            118,859
     11,887  Southern Company                               279,345
      4,829  Texas Utilities Company                        171,731
      3,391  The AES Corporation (a)                        253,477
      2,177  Tosco Corp. (a)                                 59,187
      3,820  Unicom Corp.                                   127,970
                                                       ------------
                                                          3,503,333
                                                       ------------
Total Common Stocks
  (cost $182,965,390)                                   212,655,844

                             Principal
                              amount
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.6%)
$12,630,000  U.S. Treasury Bills, 5.020%,
               January, 2000
               (cost $12,584,572)                        12,592,868
                                                       ------------

TOTAL INVESTMENTS (99.9%)
  (cost $195,549,962)                                   225,248,712

CASH AND OTHER ASSETS, NET
  OF LIABILITIES (0.1%)                                     336,490
                                                       ------------
NET ASSETS (100.0%)                                    $225,585,202
                                                       ============

Notes:
(a)  Non-income producing security.

At December 31, 1999, net unrealized appreciation of $29,217,770 consisted of gross unrealized appreciation of $40,827,377 and gross unrealized depreciation of $11,609,607 based on cost of $196,030,942 for federal income tax purposes.

                See accompanying notes to financial statements.

---------
      14

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
COMMON STOCKS (97.4%)
Commercial Service/Supply (7.4%)
     1,302  24/7 Media Inc. (a)                                 $    73,237
     1,771  ABC-NACO Inc. (a)                                        14,611
     1,593  ABM Industries Inc.                                      32,457
     1,497  Adelphia Business Solutions Inc. (a)                     71,856
       928  Administaff Inc. (a)                                     28,072
     2,349  Advanced Radio Telecom Corp. (a)                         56,376
     1,822  ADVO Inc. (a)                                            43,272
       797  AHL Services Inc. (a)                                    16,637
     1,029  Alliant Techsystems Inc. (a)                             64,120
       848  Amerco Inc. (a)                                          21,200
     2,631  AnswerThink Consulting Group Inc. (a)                    90,112
     1,610  Applied Graphics Technologies Inc. (a)                   13,886
     2,971  Ascent Entertainment Group Inc. (a)                      37,695
     2,659  Banta Corp.                                              59,994
     2,214  BE Aerospace Inc. (a)                                    18,681
     3,712  Billing Concepts Corp. (a)                               24,128
     2,547  Building One Services Corp. (a)                          24,037
     3,229  CapRock Communications Corp. (a)                        104,741
       754  Career Education Corp. (a)                               28,935
       900  Carey International Inc. (a)                             21,937
     1,063  CDI Corp. (a)                                            25,645
     4,609  CellNet Data Systems Inc. (a)                             5,185
     6,449  Century Business Services Inc. (a)                       54,413
     2,764  Checkpoint Systems Inc. (a)                              28,158
     2,890  ChoicePoint Inc. (a)                                    119,574
     2,213  Citadel Communications Corp. (a)                        143,568
     3,910  Concentric Network Corp. (a)                            120,477
       917  Cornell Corrections Inc. (a)                              7,680
     1,224  Cort Business Services Corp. (a)                         21,343
     1,861  Crestline Capital Corp. (a)                              38,383
       902  CT Communications Inc. (a)                               50,512
     1,587  Cumulus Media Inc. (a)                                   80,540
     1,229  Diamond Technology Partners Inc. (a)                    105,617
     2,329  Dollar Thrifty Automotive Group Inc. (a)                 55,750
       440  Duff & Phelps Credit Rating Co.                          39,132
       922  DVI Inc. (a)                                             14,003
     2,563  Dycom Industries Inc. (a)                               112,932
     4,989  e.spire Communications Inc. (a)                          28,999
       903  Electric Lightwave Inc. (a)                              16,931
     1,386  Electro Rent Corp. (a)                                   16,112
       861  Emcor Group Inc. (a)                                     15,713
     1,575  Emmis Communications Corp. (a)                          196,309
     2,379  Entercom Communications Corp. (a)                       157,014
     3,644  Equity Inns Inc.                                         24,597
     1,637  First Consulting Group Inc. (a)                          25,373
     1,166  FYI Inc. (a)                                             39,644
     1,741  Gaylord Entertainment Co. Class A                        52,121
     2,466  Getty Images Inc. (a)                                   120,526
     1,242  Gray Communications Systems Inc.                         21,968
     1,360  Heidrick & Struggles International Inc. (a)              57,460
     4,625  ICG Communications Inc. (a)                              86,719
  Shares                                                           Value
----------                                                      -----------
       318  IDG Books Worldwide Inc. (a)                        $     3,677
     1,969  IDT Corporation (a)                                      37,165
       551  Inet Technologies Inc. (a)                               38,501
     3,035  Integrated Electrical Services Inc. (a)                  30,540
     5,550  Interim Services Inc. (a)                               137,363
     2,423  International FiberCom Inc. (a)                          19,081
     1,277  Interpool Inc.                                            9,498
     2,439  Iron Mountain Inc. (a)                                   95,883
       871  ITI Technologies Inc. (a)                                26,130
       587  J&J Snack Foods Corp. (a)                                12,033
     2,125  Jacobs Engineering Group Inc. (a)                        69,062
     3,028  John H. Harland Co.                                      55,450
     2,987  Jones Lang LaSalle Inc. (a)                              35,471
     2,169  Korn Ferry International (a)                             78,897
     3,485  Labor Ready Inc. (a)                                     42,256
     1,222  LaSalle Hotel Properties                                 14,282
     1,860  Lason Holdings Inc. (a)                                  20,460
     1,828  Leap Wireless International Inc. (a)                    143,498
     4,417  Lee Enterprises Incorporated Class A                    141,068
     1,624  Lexington Corporate Properties                           14,921
     1,268  Loews Cineplex Entertainment Corp. (a)                    7,450
     1,324  Macrovision Corp. (a)                                    97,976
       638  Mannatech Inc. (a)                                        3,310
     1,383  Marketing Services Group Inc. (a)                        23,165
     1,115  Maximus Inc. (a)                                         37,840
       913  McGrath Rentcorp                                         15,977
       333  Media Metrix Incorporated (a)                            11,905
     1,142  Mediconsult.com Incorporated (a)                          7,137
     1,221  Memberworks Inc. (a)                                     40,522
     3,358  Metamor Worldwide Inc. (a)                               97,802
     5,165  Metromedia International Group Inc. (a)                  24,534
     1,672  MGC Communications Inc. (a)                              84,854
     1,558  Midas Group Inc.                                         34,081
     3,599  Milacron Inc.                                            55,335
       328  Modem Media Poppe Tyson Incorporated (a)                 23,083
     3,117  Morrison Knudsen Corp. (a)                               24,352
     2,674  MSC Industrial Direct Inc. (a)                           35,430
     2,305  National Equipment Services Inc. (a)                     14,406
       831  National RV Holdings Inc. (a)                            15,997
     4,079  NationsRent Incorporated (a)                             22,944
     3,703  Navigant Consulting Inc. (a)                             40,270
       959  NCO Group Inc. (a)                                       28,890
     1,068  Network Event Theater Incorporated (a)                   31,773
     1,266  New England Business Services Inc.                       30,938
     1,068  Nextera Enterprises Incorporation (a)                    13,751
     1,801  NFO Worldwide Inc. (a)                                   40,297
       482  Northeast Optic Network Inc. (a)                         30,155
     6,838  Olsten Corp.                                             77,355
     1,023  On Assignment Inc. (a)                                   30,562
       957  On Command Corporation (a)                               17,704
       315  Optical Cable Corp. (a)                                   6,300
       862  Pan Pacific Retail Properties                            14,061

                                                                       15-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
       955  Parkway Properties Inc.                             $    27,516
     2,902  Paxson Communications Corp. (a)                          34,643
     1,117  Pegasus Communication Corp. (a)                         109,187
     2,137  Penton Media Inc. (a)                                    51,288
     2,548  Personnel Group America (a)                              25,798
       772  Pierce Leahy Corp. (a)                                   33,389
     4,317  Polaroid Corp.                                           81,214
     4,548  Premiere Technologies Inc. (a)                           31,836
     4,282  Price Communications Corp. (a)                          119,093
       842  Primex Technologies Inc.                                 17,471
     1,276  ProBusiness Services Inc. (a)                            45,936
       327  Professional Detailing Inc. (a)                           9,790
     1,862  Protection One Inc. (a)                                   3,608
       764  Provant Inc. (a)                                         19,291
     2,359  PS Business Parks Inc.                                   53,667
       658  Pulitzer Inc. (a)                                        26,526
       728  Radio One Inc. (a)                                       66,976
     3,272  RH Donnelley Corp. (a)                                   61,759
     1,702  Rollins Inc.                                             25,530
     4,557  Rollins Truck Leasing Corp.                              54,399
     3,968  Romac International Inc. (a)                             53,320
       822  Saga Communications Inc. (a)                             16,646
       888  Schawk Inc.                                               7,548
     3,956  Security Capital Group (a)                               49,450
     6,694  Sensormatic Electronics Corp. (a)                       116,727
     2,443  Sinclair Broadcast Group Inc. (a)                        29,812
     1,356  Sirius Satellite Radio Inc. (a)                          60,342
     4,240  Sitel Corp. (a)                                          29,680
     2,119  SL Green Realty Corp.                                    46,088
       914  Source Infomation Management Company (a)                 15,309
     1,396  Source Media Inc. (a)                                    25,826
     1,688  Staff Leasing Inc. (a)                                   16,036
     2,897  Staffmark Inc. (a)                                       21,909
     1,223  Standard Register                                        23,696
     3,554  STAR Telecommunications Inc. (a)                         28,099
       729  Startek Inc. (a)                                         26,426
     1,306  Stericycle Inc. (a)                                      24,569
       868  Stone & Webster Inc.                                     14,593
       500  Tanger Factory Outlet Centers Inc.                       10,375
       529  Tarrant Apparel Group (a)                                 5,092
     1,197  The Ackerley Group Inc.                                  21,696
       435  Tropical Sportswear International Corp. (a)               7,014
       162  UBID Inc. (a)                                             4,293
     5,130  UniCapital Corp. (a)                                     18,917
     1,540  United Payors & United Providers Inc. (a)                25,506
       391  United Television Inc.                                   52,980
     1,223  URS Corp. (a)                                            26,524
     1,244  US Franchise Services Inc. (a)                            5,598
     1,279  US Liquids Incorporated (a)                              10,712
     1,474  US Restaurant Properties                                 21,097
       333  Valley Media Inc. (a)                                     2,331
     1,358  Viatel Inc. (a)                                          72,823
       848  Volt Information Sciences (a)                            20,246
  Shares                                                           Value
----------                                                      -----------
       321  Waste Industries Inc. (a)                           $     3,631
       901  West Teleservices Corp. (a)                              22,018
     4,457  World Access Inc. (a)                                    85,797
     1,336  Xtra Corp. (a)                                           56,947
       906  Young Broadcasting Inc. (a)                              46,206
     2,415  Zebra Technologies Corp. (a)                            141,277
     2,671  Ziff Davis Inc. (a)                                      42,235
     1,381  Ziff Davis Inc. Zdnet (a)                                29,001
                                                                -----------
                                                                  7,031,083
                                                                -----------

Consumer Discretionary (9.7%)
     1,730  Aaron Rents Inc.                                         30,707
     1,503  Action Performance Companies Inc. (a)                    17,284
     1,223  Advanced Communications Group Inc. (a)                   16,663
     1,010  Agribrands International Inc. (a)                        46,460
     1,756  AMC Entertainment Inc. (a)                               15,146
       897  American Axle & Manufacturing Holdings Inc. (a)          10,876
       904  American Classic Voyages Co. (a)                         31,640
     1,820  American Italian Pasta Co. (a)                           55,965
     1,659  American Retirement Corp. (a)                            13,168
     2,797  Ames Department Stores Inc. (a)                          80,589
     8,126  AMF Bowling Inc. (a)                                     25,394
       730  Anchor Gaming Inc. (a)                                   31,709
     2,149  AnnTaylor Stores Corporation (a)                         74,006
     2,569  Applebee's International Inc.                            75,785
     1,870  Argosy Gaming Co. (a)                                    29,102
     1,747  Aurora Foods Inc. (a)                                    16,269
     1,788  Avado Brands Inc.                                         7,543
     3,898  Aztar Corporation (a)                                    42,391
     2,347  Bally Total Fitness Holding Corp. (a)                    62,636
     2,820  barnesandnoble.com inc. (a)                              40,009
     1,273  Bassett Furniture Industries Inc.                        20,368
       297  BEBE Stores Inc. (a)                                      8,019
       514  Berlitz International Inc. (a)                            8,834
     3,935  Bob Evans Farms Inc.                                     60,747
     3,150  Boca Resorts Inc. (a)                                    30,712
     1,262  Boise Cascade Office Products Corp. (a)                  18,930
     3,478  Bombay Company Inc. (a)                                  15,651
     7,668  Borders Group Inc. (a)                                  123,167
     3,611  Bowne & Co. Inc.                                         48,748
     3,606  Boyd Gaming Corp. (a)                                    20,960
     1,190  Bright Horizons Family Solutions Inc. (a)                22,312
     1,213  Brooke Group Ltd. (a)                                    18,119
     1,762  Brown Shoe Company Inc.                                  24,888
       821  Buckle Inc. (a)                                          12,161
     2,589  Budget Group Inc. (a)                                    23,463
     4,152  Buffets Inc. (a)                                         41,520
     1,810  Burlington Coat Factory Warehouse Corp.                  25,114
     1,074  Burns International Services Corp. (a)                   11,613
       879  Bush Industries Inc.                                     15,108
     7,474  Callaway Golf Company (a)                               132,196
       347  CareerBuilder Inc. (a)                                    2,234
       888  Carmike Cinemas Inc. (a)                                  6,938

---------
      16

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     1,141  Carriage Services Inc. (a)                          $     6,775
       916  Casella Waste Systems Inc. (a)                           17,289
     5,202  Casey's General Stores Inc.                              54,296
     2,444  Cash America International Inc.                          23,829
     1,530  Cato Corporation                                         19,316
     5,736  CBRL Group Inc. (a)                                      55,657
     1,556  CDnow Inc. (a)                                           15,366
     2,679  CEC Entertainment Inc. (a)                               76,017
     1,241  Central Parking Corp.                                    23,734
       911  Championship Auto Racing Teams Inc. (a)                  20,953
       736  Charles River Associates Inc. (a)                        24,656
     9,563  Charming Shoppes Inc. (a)                                63,355
       391  Cheap Tickets Inc. (a)                                    5,352
     1,702  Cheesecake Factory Inc. (a)                              59,570
       667  Chico's FAS Inc. (a)                                     25,096
     1,635  Children's Place Retail Stores Inc. (a)                  26,875
     4,214  Chiquita Brands International Inc.                       20,016
     5,442  Choice Hotels International Inc. (a)                     93,194
       791  Churchill Downs Inc.                                     17,847
     5,212  CKE Restaurants Inc.                                     30,620
       298  Coldwater Creek Inc. (a)                                  6,109
       955  Coleman Company Inc. (a)                                  8,893
       862  Columbia Sportswear Co. (a)                              18,533
     9,006  CompUSA Inc. (a)                                         46,156
     1,439  Consolidated Graphics Inc. (a)                           21,495
     2,327  Consolidated Products Inc. (a)                           23,556
     1,757  Copart Inc. (a)                                          76,429
       426  Corinthian Colleges Inc. (a)                             10,171
       782  Corporate Executive Board Co. (a)                        43,694
     1,985  Cost Plus Inc. (a)                                       70,716
       793  CPI Corp.                                                17,892
       662  Creative Computers Inc. (a)                               4,841
     1,815  CSK Auto Corporation (a)                                 31,762
       611  CSS Industries Inc. (a)                                  13,060
     1,683  Daisytek International Corp. (a)                         39,235
     1,692  Dan River Inc. (a)                                        8,671
     1,277  Dave & Buster's Inc. (a)                                 10,455
       796  David's Bridal Inc. (a)                                   8,905
       359  Deb Shops Inc. (a)                                        6,641
     5,105  Del Monte Foods Company (a)                              62,855
       719  dELIA*s Inc. (a)                                          5,213
     1,645  Department 56 Inc. (a)                                   37,218
       845  Direct Focus Inc. (a)                                    23,449
       849  Discount Auto Parts Inc. (a)                             15,335
     1,286  Donna Karan International Inc. (a)                        8,439
     1,306  Dover Downs Entertainment Inc.                           24,487
     1,595  Dress Barn Inc. (a)                                      26,517
     1,673  Duane Reade Inc. (a)                                     46,112
     1,433  E4L Inc. (a)                                              3,582
     1,933  Education Management Corp. (a)                           27,062
       556  Electronics Boutique Holdings Corp. (a)                  10,008
     1,291  Enesco Group Inc.                                        14,282
     4,024  Ethan Allen Interiors Inc.                              129,019
     6,964  Extended Stay America Inc. (a)                           53,101
  Shares                                                           Value
----------                                                      -----------
     1,206  Factory 2-U Stores Inc. (a)                         $    34,220
     4,354  Fairfield Communities Inc. (a)                           46,805
     2,064  Family Golf Centers Inc. (a)                              2,903
       325  Fatbrain.com Inc. (a)                                     8,145
     2,978  Fedders Corporation                                      16,379
     1,598  Finish Line Inc. Class A (a)                              8,689
       327  Flycast Communications Corp. (a)                         42,490
     1,948  Footstar Inc. (a)                                        59,414
     1,388  Fossil Inc. (a)                                          32,097
     2,017  Franklin Covey Company (a)                               15,127
     4,652  Furniture Brands International Inc. (a)                 102,344
     1,909  G&K Services Inc.                                        61,804
       532  GC Companies Inc. (a)                                    13,765
     2,225  Genesco Inc. (a)                                         28,925
     1,919  Goody's Family Clothing Inc. (a)                         10,315
     2,945  Grand Union Company (a)                                  29,818
     1,700  Great Atlantic & Pacific Tea Company Inc.                47,387
        58  Grey Advertising Inc.                                    23,200
     1,522  Group 1 Automotive Inc. (a)                              21,213
       782  Guess ? Inc. (a)                                         17,008
     1,628  Guilford Mills Inc.                                      11,803
     2,205  Guitar Center Inc. (a)                                   22,188
     2,077  Gymboree Corporation (a)                                 11,683
     4,081  Ha-Lo Industries Inc. (a)                                30,607
     2,786  Handleman Company (a)                                    37,263
    11,788  Hanover Direct Inc. (a)                                  42,732
     1,746  Haverty Furniture Companies Inc.                         22,043
     6,043  Heilig-Meyers Company                                    16,618
     1,269  Herbalife International Inc.                             18,242
     2,152  Hines Horticulture Inc. (a)                              18,157
     3,143  Hollywood Entertainment Corp. (a)                        45,573
     2,338  Hollywood Park Inc. (a)                                  52,459
     1,986  IHOP Corp. (a)                                           33,141
       444  Information Holdings Inc. (a)                            12,904
     2,004  Insight Enterprises Inc. (a)                             81,413
     2,379  International Home Foods Inc. (a)                        41,335
     1,871  InterTAN Inc. (a)                                        48,880
     1,427  ITT Educational Services Inc. (a)                        22,029
     4,071  Jack in the Box (a)                                      84,219
     1,277  Jakks Pacific Inc. (a)                                   23,864
     1,594  Jo-Ann Stores Inc. (a)                                   17,932
     3,330  Jostens Inc.                                             80,961
     4,540  Journal Register Co. (a)                                 70,086
     2,339  Just For Feet Inc. (a)                                    2,830
     1,596  Justin Industries Inc.                                   23,740
       690  K-Swiss Inc. (a)                                         12,819
     2,783  Kellwood Company                                         54,095
     1,801  Kelly Services Inc. Class A                              45,250
        64  Kenneth Cole Productions Inc. (a)                         2,928
     5,122  La-Z-Boy Incorporated                                    86,114
     2,460  Landry's Seafood Restaurants Inc. (a)                    21,371
     1,309  Lands' End Inc. (a)                                      45,488
     1,063  Learning Tree International (a)                          29,764
     1,593  Libbey Inc.                                              45,799

                                                                       17-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
       660  Lithia Motors Inc. (a)                              $    11,797
     2,319  Lodgian Inc. (a)                                         11,595
     3,480  Lone Star Steakhouse & Saloon Inc. (a)                   31,048
       952  LSI Industries Inc. (a)                                  20,587
     2,228  Luby's Inc.                                              25,343
     3,764  Mail-Well Inc. (a)                                       50,814
       902  Marvel Enterprises Inc. (a)                               4,961
     2,623  Michaels Stores Inc. (a)                                 74,755
     3,471  Micro Warehouse Inc. (a)                                 64,213
       622  Mikasa Inc.                                               6,259
     1,206  Morrison Managment Specialists Inc.                      26,004
     2,965  Musicland Stores Corp. (a)                               25,017
     3,091  Nautica Enterprises Inc. (a)                             34,967
     1,100  NEFF Corp. (a)                                            7,012
       929  NPC International Inc. (a)                                7,316
     1,366  O'Charley's Inc. (a)                                     17,929
     2,858  Oakley Inc. (a)                                          15,898
    11,128  OfficeMax Inc. (a)                                       61,204
     4,821  Ogden Corp.                                              57,551
     1,338  Oneida Ltd.                                              29,101
     1,218  Oshkosh B'Gosh Inc.                                      25,654
       605  Oxford Industries Inc.                                   11,987
     2,719  Pacific Sunwear of California Inc. (a)                   87,518
     2,165  Papa Johns International Inc. (a)                        56,425
       368  PC Connection Inc. (a)                                   12,696
     4,559  Pep Boys Manny Moe & Jack Inc.                           41,601
     2,121  Petco Animal Supplies Inc. (a)                           31,550
    11,483  PETsMART Inc. (a)                                        66,027
       557  PF Chang's China Bistro Inc. (a)                         13,855
     2,190  Phillips-Van Heusen Corp.                                18,204
     9,436  Pier 1 Imports Inc.                                      60,154
       962  Pillowtex Corporation                                     5,952
     1,760  Pinnacle Systems Inc. (a)                                71,610
     1,949  Playboy Enterprises Inc. Class B (a)                     47,385
     2,673  Players International Inc. (a)                           21,969
     1,885  Pre-Paid Legal Services Inc. (a)                         45,240
     1,253  Preview Travel Inc. (a)                                  65,313
     5,094  Prime Hospitality Corp. (a)                              44,891
     2,067  Quiksilver Inc. (a)                                      32,038
     1,394  Racing Champions Corp. (a)                                6,186
     1,108  Rare Hospitality International Inc. (a)                  23,978
     4,479  Reebok International Ltd. (a)                            36,672
     2,748  Regis Corporation                                        51,868
     1,699  Rent-A-Center Inc. (a)                                   33,661
     1,618  Rent-Way Inc. (a)                                        30,236
     1,362  Restoration Hardware Inc. (a)                             9,279
     3,120  Ruby Tuesday Inc.                                        56,745
     1,008  Russ Berrie & Company Inc.                               26,460
     2,728  Russell Corp.                                            45,694
     3,625  Ryan's Family Steak Houses Inc. (a)                      30,812
       848  Salton Inc. (a)                                          28,355
     1,428  Scholastic Corporation (a)                               88,804
     1,747  School Speciality Inc. (a)                               26,423
       956  Scientific Games Holdings Corp. (a)                      15,834
  Shares                                                           Value
----------                                                      -----------
       966  SCP Pool Corporation (a)                            $    25,056
     1,755  Select Comfort Corp. (a)                                  7,130
       817  Shoe Carnival Inc. (a)                                    8,221
     2,482  Shop At Home Inc. (a)                                    24,665
     2,945  ShopKo Stores Inc. (a)                                   67,735
     1,809  Sonic Corporation (a)                                    51,556
     1,513  Spiegel Inc. (a)                                         10,638
     1,088  Springs Industries Inc. Class A                          43,452
     2,320  Station Casinos Inc. (a)                                 52,055
     2,687  Stein Mart Inc. (a)                                      15,282
       838  Steinway Musical Instruments Inc. (a)                    16,969
     2,748  Storage USA Inc.                                         83,127
       757  Strayer Education Inc.                                   14,951
     4,574  Stride Rite Corp.                                        29,731
     1,911  Sturm Ruger & Company Inc.                               16,960
     8,517  Sunbeam Corp. (a)                                        35,665
     4,098  SunGlass Hut International Inc. (a)                      46,102
     3,488  Sunterra Corporation (a)                                 40,112
     3,501  Systemax Inc. (a)                                        29,758
     1,166  Talbots Inc.                                             52,033
     5,310  The Boyds Collection Ltd. (a)                            36,838
     2,230  The Marcus Corporation                                   29,966
     2,453  The Men's Wearhouse Inc. (a)                             72,057
       988  Timberland Company (a)                                   52,240
     4,318  Topps Company Inc. (a)                                   44,799
       701  Tractor Supply Co. (a)                                   11,216
     3,179  Trans World Entertainment Corp. (a)                      33,379
       386  Trendwest Resorts Inc. (a)                                8,685
     1,592  Triarc Companies Inc. (a)                                29,253
     4,189  True North Communications Inc.                          187,196
       814  Tuesday Morning Corp. (a)                                15,008
     5,692  Tupperware Corp.                                         96,408
     1,048  Tweeter Home Entertainment Group Inc. (a)                37,204
     1,129  UniFirst Corporation                                     14,254
     2,093  United Auto Group Inc. (a)                               18,706
       859  United Natural Foods Inc. (a)                            10,308
     1,279  United Retail Group Inc. (a)                             10,552
     3,145  United Stationers Inc. (a)                               89,829
       956  Urban Outfitters Inc. (a)                                27,843
     3,720  US Office Products Co. (a)                               11,625
     2,162  Vail Resorts Inc. (a)                                    38,781
       951  Value America Inc. (a)                                    4,814
     1,356  Value City Department Stores Inc. (a)                    20,509
     3,632  ValueVision International Inc. (a)                      208,159
     2,120  Veterinary Centers of America Inc. (a)                   27,295
     2,723  Vlasic Foods International Inc. (a)                      15,487
     1,272  Wackenhut Corporation                                    19,000
       958  Wackenhut Corrections Corp. (a)                          11,197
     4,205  Walter Industries Inc. (a)                               45,467
     1,332  WD-40 Company                                            29,471
       854  West Marine Inc. (a)                                      7,045
     3,439  Westwood One Inc. (a)                                   261,364
     1,101  Wet Seal Inc. (a)                                        13,487
       847  Whitehall Jewellers Inc. (a)                             31,233

---------
      18

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     2,620  Whole Foods Market Inc. (a)                         $   121,502
     2,227  Windmere-Durable Holdings Inc. (a)                       37,859
     2,168  WMS Industries Inc. (a)                                  28,455
     4,014  Wolverine World Wide Inc.                                43,903
                                                                -----------
                                                                  9,215,267
                                                                -----------

Consumer Staples (1.5%)
    13,801  7-Eleven Inc. (a)                                        24,584
       868  99 Cents Only Stores (a)                                 33,201
     2,850  Advantica Restaurant Group Inc. (a)                       4,987
     1,759  Beringer Wine Estates Holdings Inc. (a)                  70,140
     1,499  Block Drug Company Inc.                                  46,461
     1,590  Canandaigua Brands Inc. (a)                              81,090
     3,804  Church & Dwight Company Inc.                            101,519
       190  Coca-Cola Bottling Co.                                    9,001
     3,706  Corn Products International Inc.                        121,371
     4,555  DIMON Inc.                                               14,804
     1,328  Dreyer's Grand Ice Cream Inc.                            22,576
     4,146  Earthgrains Company                                      66,854
        83  Farmer Brothers Co.                                      13,197
     3,820  Fleming Companies Inc.                                   39,155
       754  General Cigar Holdings Inc. (a)                           6,268
     1,386  Hain Food Group Inc. (a)                                 31,012
     3,215  HomeBase Inc. (a)                                         9,846
     3,172  Imperial Sugar Company                                   10,507
       953  Ingles Markets Inc.                                      10,602
     1,698  International Multifoods Corp.                           22,498
     2,550  JM Smucker Co.                                           49,725
     2,411  Lance Inc.                                               24,110
     1,406  Michael Foods Inc.                                       34,623
     1,382  Nature's Sunshine Products Inc.                          11,056
     1,194  Performance Food Group Co. (a)                           29,104
     1,609  Pilgrim's Pride Corp. Class A                            13,375
     2,848  Playtex Products Inc. (a)                                43,788
     2,786  Ralcorp Holdings Inc. (a)                                55,546
       742  Riviana Foods Inc.                                       13,170
       825  Robert Mondavi Corp. (a)                                 28,669
     2,973  Ruddick Corporation                                      46,081
     1,150  Sanderson Farms Inc.                                      9,847
        16  Seaboard Corp.                                            3,108
       833  Smart & Final Inc.                                        6,039
     4,532  Smithfield Foods Inc. (a)                               108,768
     3,087  Universal Corporation                                    70,422
     4,662  Universal Foods Corp.                                    94,988
     1,622  Wild Oats Markets Inc. (a)                               35,988
     1,309  Zapata Corp. (a)                                          6,054
                                                                -----------
                                                                  1,424,134
                                                                -----------

Durable Products (3.8%)
     1,335  Alpine Group Inc. (a)                                    17,188
     3,811  Applied Power Inc. Class A                              140,054
     1,249  Asyst Technology Corp. (a)                               81,888
     1,102  Aviation Sales Co. (a)                                   18,183
     3,235  Baldor Electric Co.                                      58,634
  Shares                                                           Value
----------                                                      -----------
     3,076  Blount International Inc. (a)                       $    49,024
     3,995  Champion Enterprises Inc. (a)                            34,207
     1,542  Chart Industries Inc.                                     6,168
     1,266  Columbus McKinnon Corp.                                  12,818
     1,593  Cuno Inc. (a)                                            32,980
       472  Curtiss-Wright Corp.                                     17,405
       849  Detroit Diesel Corp.                                     16,290
     3,964  Donaldson Inc.                                           95,384
     4,974  DR Horton Inc.                                           68,703
     3,255  Fleetwood Enterprises Inc.                               67,134
     3,628  Flowserve Corporation                                    61,676
     4,047  Foster Wheeler Corp.                                     35,917
     1,275  Gardner Denver Inc. (a)                                  21,277
     1,489  Graco Inc.                                               53,418
     2,974  Griffon Corporation (a)                                  23,234
     1,639  Harman International Industries Inc.                     91,989
       509  Heico Corp.                                              11,103
     5,047  Hussman International Inc.                               76,020
     2,905  Idex Corp.                                               88,239
     4,301  JLG Industries Inc.                                      68,278
       407  JLK Direct Distribution Inc. (a)                          4,197
     4,685  Kaufman & Broad Home Corp.                              113,318
     2,791  Kennametal Inc.                                          93,847
     1,615  Keystone Automotive Industries Inc. (a)                   9,488
     3,187  Kimball International Inc. Class B                       52,585
     2,334  Kulicke & Soffa Industries Inc. (a)                      99,341
     3,774  Lam Research Corp. (a)                                  421,037
     4,583  Lennar Corp.                                             74,474
     1,257  Lindsay Manufacturing Co.                                22,940
       639  LS Starrett Co. Class A                                  14,338
     2,543  Manitowoc Inc.                                           86,462
     1,417  Matthews International Corp.                             38,967
     2,220  MDC Holdings Inc.                                        34,826
     3,774  Mettler Toledo International Inc. (a)                   144,120
       413  Moog Inc. (a)                                            11,151
       840  Movado Group Inc.                                        18,322
       750  National Presto Industries Inc.                          26,625
     1,381  Nordson Corp.                                            66,633
     1,021  NVR Inc. (a)                                             48,753
     3,384  O'Reilly Automotive Inc. (a)                             72,756
     4,669  Oakwood Homes Corp.                                      14,882
     1,942  OEA Inc. (a)                                              9,467
     3,647  Orbital Sciences Corp. (a)                               67,697
     1,859  Palm Harbor Homes Inc. (a)                               33,462
       714  Parkervision Inc. (a)                                    21,955
     2,431  Precision Castparts Corp.                                63,814
     2,659  Presstek Inc. (a)                                        36,894
     3,211  Pulte Corp.                                              72,247
     2,065  Regal Beloit Corp.                                       42,591
       745  Robbins & Myers Inc.                                     16,856
     2,974  Roper Industries Inc.                                   112,454
     1,485  Ryland Group Inc.                                        34,248
     1,192  Sauer Inc.                                               10,803
     1,420  Scott Technologies Inc. (a)                              26,802

                                                                       19-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     1,166  Specialty Equipment Companies Inc. (a)              $    27,911
     2,444  Standard Pacific Corp.                                   26,884
     2,760  Stewart & Stevenson Services Inc.                        32,689
       852  Tennant Co.                                              27,903
     2,401  Terex Corp. (a)                                          66,628
     1,130  The Kroll-O'Gara Company (a)                             18,645
       749  Thermo Fibertek Inc. (a)                                  5,337
     1,496  Titan International Inc.                                  9,724
     2,064  Toll Brothers Inc. (a)                                   38,442
     1,168  Triumph Group Inc. (a)                                   28,251
     1,219  U.S. Home Corp. (a)                                      31,161
     5,774  Unifi Inc. (a)                                           71,092
       543  Virco Manufacturing Corp.                                 7,059
                                                                -----------
                                                                  3,657,289
                                                                -----------

Financial Services (15.6%)
     1,046  1st Source Corporation                                   26,150
     1,066  Acceptance Insurance Companies Inc. (a)                   6,196
     1,901  Advanta Corp.                                            34,693
       771  Advest Group Inc.                                        14,167
     2,238  Affiliated Managers Group Inc. (a)                       90,499
       903  Alabama National Bancorporation                          17,044
       352  Alexander's Inc. (a)                                     27,808
     1,095  Alexandria Real Estate Equities Inc.                     34,835
     3,922  Alfa Corp.                                               63,978
       516  Alleghany Corp. (a)                                      95,718
     1,043  Alliance Bancorp Inc. (a)                                19,295
     6,090  Allied Capital Corp. (a)                                111,523
     2,831  Amcore Financial Inc.                                    67,944
       791  American Annuity Group Inc.                              14,238
     1,702  American Industrial Properties REIT (a)                  21,062
     7,261  AmeriCredit Corp. (a)                                   134,328
     1,439  AmerUs Life Holdings Inc.                                33,097
     1,466  AMLI Residential Properties                              29,595
     4,760  Amresco Inc. (a)                                          6,694
     2,504  Anchor Bancorp of Wisconsin Inc.                         37,873
       790  Anchor Financial Corporation (a)                         21,725
       688  Andover Bancorp Inc.                                     19,264
     3,825  Arcadia Financial Ltd. (a)                               16,973
     1,221  Area Bancshares Corp.                                    29,914
     1,700  Argonaut Group Inc.                                      33,787
     1,854  Arthur J. Gallagher & Co.                               120,046
     1,561  Associated Estates Realty Corp.                          12,195
     1,313  Baldwin & Lyons Inc. Class B                             29,050
       427  BancFirst Corp.                                          14,491
       615  BancFirst Ohio Corp.                                     14,145
       764  Banco Santander Puerto Rico (a)                          11,794
     5,613  BancorpSouth Inc.                                        91,562
     4,970  BancWest Corp.                                           96,915
     1,141  Bank of Granite Corp.                                    24,531
     3,120  Bank United Corporation                                  85,020
     4,215  BankAtlantic Bancorp Inc. Class A                        21,602
     2,336  Banknorth Group Inc.                                     62,488
     2,348  Bay View Capital Corp.                                   33,312
  Shares                                                           Value
----------                                                      -----------
     2,026  Bedford Property Investors Inc.                     $    34,569
     1,157  BOK Financial Corp. (a)                                  23,375
     1,655  Boykin Lodging Co.                                       18,102
     2,400  Bradley Real Estate Inc.                                 41,850
     3,475  Brandywine Realty Trust                                  56,903
     4,415  BRE Properties Inc.                                     100,165
     1,636  Brenton Banks Inc.                                       16,564
     1,307  Brookline Bancorp Inc.                                   12,743
     1,096  Brown & Brown Inc.                                       41,990
       840  BSB Bancorp Inc.                                         16,170
     1,653  BT Financial Corp.                                       36,359
     3,192  Burnham Pacific Properties Inc.                          29,925
     4,027  Cabot Industrial Trust                                   73,996
     3,935  Camden Property Trust                                   107,721
     2,117  Capital Automotive REIT                                  25,801
       570  Capital City Bank Group Inc.                             12,255
     2,527  Capital Re Corp.                                         36,111
     8,950  Capitol Federal Financial (a)                            87,262
     5,753  Capstead Mortgage Corp. (a)                              24,091
     2,523  Carolina First Corp.                                     46,045
     1,275  Castle & Cooke Inc. (a)                                  16,177
       873  Cathay Bancorp Inc.                                      35,793
     2,081  CB Richard Ellis Services Inc. (a)                       25,752
     2,183  CBL & Associates Properties Inc.                         45,024
     1,728  Centennial Bancorp (a)                                   18,576
     2,402  Center Trust Inc.                                        23,269
     2,016  Centerpoint Properties Trust                             72,324
       939  Century South Banks Inc.                                 21,010
     1,937  CFS Bancorp Inc. (a)                                     18,038
     1,908  Charles E. Smith Residential Realty Inc.                 67,495
     1,987  Charter Municipal Mortgage Acceptance Co.                23,347
     2,065  Chateau Communities Inc.                                 53,561
     1,589  Chelsea GCA Realty Inc.                                  47,273
     1,302  Chemical Financial Corp.                                 41,501
     1,355  Chicago Title Corp.                                      62,669
     2,816  Chittenden Corp.                                         83,424
     4,005  Citizens Banking Corp.                                   89,612
     1,624  City Holding Corp.                                       22,736
     1,595  CNA Surety Corp.                                         20,735
     2,549  Colonial Properties Trust                                59,105
     2,757  Commerce Bancorp Inc.                                   111,486
     2,554  Commerce Group Inc.                                      66,723
     2,948  Commercial Net Lease Realty Inc.                         29,296
     1,277  Commonwealth Bancorp Inc.                                21,230
     4,631  Community First Bankshares Inc.                          72,938
     1,123  Community Trust Bancorp Inc.                             22,460
       780  CompuCredit Corporation (a)                              30,030
     1,308  Conning Corp.                                            10,791
     1,211  ContiFinancial Corp. (a)                                    284
     3,918  Cornerstone Realty Income Trust Inc.                     38,200
       908  Corus Bankshares Inc.                                    21,792
     2,313  Cousins Properties Inc.                                  78,497
       858  CPB Inc.                                                 24,453
     3,608  Crawford & Co. Class B                                   49,159

---------
      20

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     2,228  Credit Acceptance Corp. (a)                         $     8,216
       453  Creditrust Corp. (a)                                      3,482
     2,211  Crown American Realty Trust                              12,160
     1,158  CVB Financial Corp.                                      26,779
     1,236  Dain Rauscher Corp.                                      57,474
     1,541  Delphi Financial Group Inc. (a)                          46,230
     5,888  Developers Diversified Realty Corp.                      75,808
     1,275  Dime Community Bancshares                                23,587
     3,084  Doral Financial Corp.                                    37,972
     2,052  Downey Financial Corp.                                   41,425
     2,225  East West Bancorp Inc. (a)                               25,448
     1,593  EastGroup Properties Inc.                                29,470
     2,962  Eaton Vance Corp.                                       112,556
     2,619  Enhance Financial Services Group Inc.                    42,559
     1,425  Entertainment Properties Trust                           18,792
     1,745  Essex Property Trust Inc.                                59,330
     1,274  EW Blanch Holdings Inc.                                  78,032
       886  F&M Bancorp                                              17,942
     2,240  F&M National Corp.                                       61,740
     1,059  Fair Isaac & Company Inc.                                56,127
       551  Farm Family Holdings Inc. (a)                            23,280
       782  Farmers Capital Bank Corp.                               23,558
     1,314  FBL Financial Group Inc.                                 26,280
       870  FCNB Corp. (a)                                           13,267
       793  Federal Agriculture Mortgage Corp. (a)                   16,009
     3,929  Federal Realty Investment Trust                          73,914
       476  Fidelity Holdings Inc. (a)                                9,014
     2,314  Fidelity National Financial Inc.                         33,264
     1,110  Financial Federal Corp. (a)                              25,322
     4,584  Finet.com Inc. (a)                                        6,016
     2,289  First Bancorp                                            47,497
     1,047  First Busey Corp. (a)                                    23,688
     1,556  First Charter Corp.                                      23,146
       616  First Citizens Bancshares Inc.                           42,966
       629  First Commerce Bancshares Inc.                           12,383
     6,054  First Commonwealth Financial Corp.                       72,648
     1,491  First Federal Capital Corp.                              21,806
     3,454  First Financial Bancorp                                  73,825
       945  First Financial Bankshares Inc.                          29,059
       674  First Financial Corp.                                    27,971
     1,277  First Financial Holdings Inc.                            20,432
       913  First Indiana Corp.                                      19,858
     3,718  First Industrial Realty Trust Inc.                      102,013
     1,098  First Merchants Corp.                                    28,822
     3,565  First Midwest Bancorp Inc.                               94,472
       910  First Republic Bank (a)                                  21,385
     4,120  First Sentinel Bancorp Inc.                              32,187
     1,582  First Sierra Financial Inc. (a)                          27,092
     2,493  First United Bancshares Inc.                             33,344
     1,108  First Washington Bancorp Inc.                            16,343
       776  First Washington Realty Trust Inc. (a)                   14,502
     1,974  Firstfed Financial Corp. (a)                             27,759
       755  Flagstar Bancorp Inc.                                    13,024
     1,989  FNB Corp.                                                44,255
  Shares                                                           Value
----------                                                      -----------
     1,805  Foremost Corp. of America                           $    51,217
     1,034  FPIC Insurance Group Inc. (a)                            17,255
     1,545  Freedom Securities Corp.                                 17,381
     2,327  Friedman Billings Ramsey Group Inc. (a)                  18,325
     1,397  Frontier Financial Corp.                                 27,940
     2,979  Frontier Insurance Group Inc.                            10,240
     2,485  Gables Residential Trust                                 59,640
     1,178  GBC Bancorp                                              22,750
       745  Getty Realty Corp. (Holding Co.)                          8,335
       853  Glacier Bancorp Inc. (a)                                 13,755
     3,075  Glenborough Realty Trust Inc.                            41,128
     2,336  Glimcher Realty Trust                                    30,076
       790  Golf Trust of America Inc.                               13,381
     1,535  Grand Premier Financial Inc.                             22,737
     1,595  Great Lakes REIT Inc.                                    22,928
       614  Great Southern Bancorp Inc. (a)                          13,508
     1,128  Greater Bay Bancorp                                      48,363
       825  Hamilton Bancorp Inc. (a)                                14,644
     1,054  Hancock Holding Co.                                      40,842
     1,363  Harbor Florida Bancshares Inc.                           17,634
     1,303  Harleysville Group Inc.                                  18,568
       797  Harleysville National Corp.                              25,903
       747  Harris Financial Inc.                                     5,602
     3,899  HCC Insurance Holdings Inc.                              51,418
     2,805  Health Care REIT Inc.                                    42,426
     4,907  Healthcare Property Investors Inc.                      117,155
     3,979  Healthcare Realty Trust Inc.                             62,172
     1,270  Hilb Rogal & Hamilton Co.                                35,877
     1,855  Home Properties of New York Inc.                         50,897
     4,016  Horace Mann Educators Corp. (a)                          78,814
     4,973  Hospitality Properties Trust                             94,798
     2,867  HSB Group Inc.                                           96,940
     1,615  Hudson River Bancorp Inc. (a)                            16,352
     4,956  Hudson United Bancorp                                   126,688
     3,393  Imperial Bancorp (a)                                     81,856
     2,552  Imperial Credit Commercial Mortgage Investment
              Corp.                                                  29,029
     2,573  Imperial Credit Industries Inc. (a)                      16,081
     7,379  Independence Community Bank                              92,237
     1,169  Independent Bank Corp.                                   14,612
     7,022  IndyMac Mortgage Holdings Inc.                           89,530
     3,395  Innkeepers USA Trust                                     27,797
     1,774  Insignia Financial Group Inc. (a)                        15,412
     1,294  International Bancshares Corp.                           57,260
     1,573  InterWest Bancorp Inc.                                   30,280
     1,409  Investors Financial Services Corp.                       64,814
     3,279  IRT Property Co.                                         25,617
     1,067  Irwin Financial Corp.                                    19,006
     3,288  JDN Realty Corp.                                         53,019
     2,092  Jefferies Group Incorporated (a)                         46,024
     1,275  JP Realty Inc.                                           19,922
       825  JSB Financial Inc.                                       42,797
       648  Kansas City Life Insurance Co.                           21,870
     2,668  Kilroy Realty Corp.                                      58,696

                                                                       21-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     2,652  Koger Equity Inc.                                   $    44,752
     3,079  Konover Property Trust Inc. (a)                          19,436
     1,446  LandAmerica Financial Group Inc.                         26,570
     4,143  Leucadia National Corp. (a)                              95,807
     1,276  Liberty Financial Companies Inc. (a)                     29,268
     2,473  LNR Property Corp.                                       49,151
     1,982  Local Financial Corp. (a)                                20,563
     2,651  LTC Properties Inc.                                      22,368
     2,976  Macerich Co.                                             61,938
     2,339  MAF Bancorp Inc.                                         48,973
     2,124  Manufactured Home Communities Inc.                       51,640
       473  Markel Corp. (a)                                         73,315
     1,098  Medallion Financial Corp.                                19,695
     2,234  Medical Assurance Inc. (a)                               47,333
     1,858  Merchants New York Bancorp Inc.                          31,818
     4,730  Meristar Hospitality Corporation Inc.                    75,680
     3,768  Metris Companies Inc.                                   134,471
     1,331  MGI Properties                                            6,988
       294  Michigan Financial Corp.                                  8,103
     1,908  Mid-America Apartment Communities Inc.                   43,168
       835  Mid-America Bancorp                                      23,797
     1,152  Mid-State Bancshares (a)                                 36,720
       827  Midwest Banc Holdings Incorporated (a)                   11,371
     1,520  Mills Corp.                                              27,170
       577  Mississippi Valley Bancshares Inc.                       15,579
     1,847  MMI Companies Inc.                                       15,930
     2,852  Morgan Keegan Inc.                                       47,949
     1,442  National Bancorp of Alaska Inc.                          40,466
     1,738  National City Bancshares Inc.                            43,667
     1,016  National Discount Brokers Group Inc. (a)                 26,797
     1,172  National Golf Properties Inc.                            23,147
     2,423  National Health Investors Inc.                           36,042
     1,776  National Penn Bancshares Inc.                            44,622
       250  National Western Life Insurance Co. (a)                  17,156
     4,559  Nationwide Health Properties Inc.                        62,686
     1,256  NBT Bancorp Inc.                                         19,468
     2,313  Net.B@nc Inc. (a)                                        42,790
       927  New Century Financial Corporation (a)                    14,600
       571  NextCard Inc. (a)                                        16,488
     1,276  Niagara Bancorp Inc. (a)                                 13,079
     1,388  Northwest Bancorp Inc.                                    9,629
     1,360  Oceanfirst Financial Corp.                               23,545
     3,125  Ocwen Financial Corp. (a)                                19,531
     6,120  Ohio Casualty Corp. (a)                                  98,302
       870  Omega Financial Corp.                                    25,230
     1,914  Omega Healthcare Investors Inc.                          24,284
     3,297  One Valley Bancorp of West Virginia Inc.                100,971
     1,137  Oriental Financial Group Inc.                            25,085
     2,439  Pacific Capital Bancorp                                  74,999
     1,700  Pacific Gulf Properties Inc.                             34,425
       842  Park National Corp.                                      80,832
       633  Penn Treaty American Corp. (a)                            9,970
     1,168  Pennsylvania Real Estate Investment Trust                17,009
       621  Peoples Holdings Co.                                     17,931
  Shares                                                           Value
----------                                                      -----------
     1,285  PFF Bancorp Inc. (a)                                $    24,897
       920  Philadelphia Consolidated Holding Corp. (a)              13,340
     4,250  Phoenix Investment Partners Ltd.                         34,531
     1,022  PICO Holdings Inc. (a)                                   12,583
     2,569  Pioneer Group Inc. (a)                                   40,462
     1,728  PMA Capital Corp.                                        34,344
     3,515  Policy Management Systems Corp. (a)                      89,852
     2,548  Premier Bancshares Inc.                                  34,717
     1,554  Premier National Bancorp Inc. (a)                        28,652
     3,714  Prentiss Properties Trust                                77,994
     2,366  Presidential Life Corp.                                  43,475
       867  Prime Group Realty Trust                                 13,168
     4,167  Prime Retail Inc.                                        23,439
       259  Prism Fianancial Corp. (a)                                1,457
       549  Private Business Inc. (a)                                 2,642
       899  Professionals Group Inc. (a)                             21,070
     2,977  Profit Recovery Group International Inc. (a)             79,077
       951  Provident American Corp. (a)                             33,463
     2,525  Provident Bankshares Corp.                               43,714
     1,680  Queens County Bancorp Inc.                               45,570
       959  R&G Financial Corp. (a)                                  11,028
     3,470  Radian Group Inc.                                       165,693
     4,021  Raymond James Financial Inc.                             75,142
     2,607  Realty Income Corp.                                      53,769
     3,928  Reckson Associates Realty Corp.                          80,524
       958  Redwood Trust Inc. (a)                                   11,975
     3,480  Regency Realty Corp.                                     69,600
       850  Reliance Bancorp Inc.                                    29,325
     6,248  Reliance Group Holdings Inc. (a)                         41,783
     4,446  Republic Bancorp Inc.                                    53,977
       601  Republic Bancorp Inc. Kentucky (a)                        5,146
       582  Republic Bancshares Inc. (a)                              7,275
     4,919  Republic Security Financial Corp.                        35,202
     2,188  Resource America Inc.                                    17,230
     2,084  Resource Bancshares Mortgage Group Inc.                   9,443
     2,430  RFS Hotel Investors Inc.                                 25,363
     3,188  Richmond County Financial Corp.                          57,583
     1,927  Riggs National Corp.                                     25,412
       861  Risk Capital Holdings Inc. (a)                           10,870
       819  RLI Corp.                                                27,846
     2,673  S & T Bancorp Inc.                                       61,980
       918  Sandy Springs Bancorp Inc.                               24,786
     1,062  Saul Centers Inc.                                        14,934
     1,220  SCPIE Holdings Inc.                                      39,192
     2,593  Seacoast Financial Services Corp. (a)                    26,416
     1,100  Second Bancorp Inc. (a)                                  24,613
     2,762  Selective Insurance Group Inc.                           47,472
       947  Shoreline Financial Corp.                                17,519
     2,865  Shurgard Storage Centers Inc.                            66,432
       149  Siebert Financial Corp. (a)                               2,198
     1,799  Silicon Valley Bancshares (a)                            89,050
       688  Simmons First National Corp.                             17,200
     7,689  Sky Financial Group Inc.                                154,741

---------
      22

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     2,758  Southwest Bancorporation of Texas Inc. (a)          $    54,643
     1,181  Southwest Securities Group Inc.                          32,330
     1,222  Sovran Self Storage Inc.                                 23,142
       829  St. Francis Capital Corp.                                15,440
     1,433  Stancorp Financial Group Inc. (a)                        36,094
     1,382  State Auto Financial Corp.                               12,611
     3,995  Staten Island Bancorp Inc.                               71,910
     2,587  Sterling Bancshares Inc.                                 28,942
       748  Sterling Financial Corp.                                 23,188
     1,140  Stewart Information Services Corp.                       15,176
       399  Student Loan Corp.                                       19,900
     2,138  Summit Properties Inc.                                   38,217
     1,698  Sun Communities Inc.                                     54,654
     1,742  Superior National Insurance Group Inc. (a)               13,174
     3,612  Susquehanna Bancshares Inc.                              57,340
     3,373  Taubman Centers Inc.                                     36,260
     3,348  Telebanc Financial Corp. (a)                             87,048
     1,383  Texas Regional Bancshares Inc.                           40,107
     5,451  The First American Financial Corp.                       67,797
       731  The John Nuveen Co.                                      26,362
     1,561  The Liberty Corp.                                        65,855
       429  The Midland Co.                                           8,902
     4,636  The Mony Group Inc. (a)                                 135,313
     2,108  Thornburg Mortgage Asset Corp.                           17,391
     1,590  Town & Country Trust                                     28,521
     2,378  Trammell Crow Company (a)                                27,644
     1,102  Trenwick Group Inc.                                      18,665
     1,276  Triad Guaranty Inc. (a)                                  29,029
     2,494  Triangle Bancorp Inc.                                    48,321
     1,593  Trust Company of New Jersey                              36,440
     5,308  Trustco Bank Corp.                                       70,331
     3,723  UICI (a)                                                 39,324
     1,675  UMB Financial Corp.                                      63,243
     1,375  Unistar Financial Service Corp. (a)                      38,328
     5,245  United Asset Management Corp. (a)                        97,360
     4,220  United Bankshares Inc.                                  100,753
     3,205  United Community Financial Corp. (a)                     31,850
    10,091  United Dominion Realty Trust Inc.                        99,649
       739  United Fire & Casualty Co.                               16,720
     1,610  United National Bancorp                                  35,722
       956  Urban Shopping Centers Inc.                              25,932
       984  USB Holding Company Inc.                                 15,682
     1,277  USBancorp Inc.                                           15,005
     4,193  UST Corp.                                               133,128
       144  Value Line Inc.                                           5,184
     4,142  W Holding Company Inc.                                   42,973
     2,506  Walden Residential Properties Inc.                       54,192
     5,393  Washington Federal Inc.                                 106,512
     3,505  Washington Real Estate Investment Trust                  52,575
     3,787  Webster Financial Corp.                                  89,231
     2,578  Weingarten Realty Investors                             100,381
     1,953  Wellsford Real Properties Inc. (a)                       16,600
     2,018  Wesbanco Inc.                                            52,468
     1,554  West Coast Bancorp Oregon                                20,979
  Shares                                                           Value
----------                                                      -----------
       873  Westcorp Inc.                                       $    12,658
     1,587  Western Properties Trust                                 15,176
     2,863  Westfield America Inc.                                   35,251
       389  WFS Financial Inc. (a)                                    8,218
     2,234  Whitney Holding Corp.                                    82,798
     1,712  WR Berkley Corp.                                         35,738
    13,151  Wyndham International Inc.                               38,631
       906  Zenith National Insurance Corp.                          18,686
                                                                -----------
                                                                 14,882,550
                                                                -----------

Health Care (9.4%)
       898  Abgenix Inc. (a)                                        118,985
       306  Accredo Health Inc. (a)                                   9,409
     2,018  Acuson Corp. (a)                                         25,351
     1,876  Advance Paradigm Inc. (a)                                40,451
     1,604  Affymetrix Inc. (a)                                     272,179
     1,335  Alaris Medical Inc. (a)                                   2,503
       562  Albany Molecular Research Inc. (a)                       17,141
     1,163  Algos Pharmaceuticals Corp. (a)                          12,793
     2,313  Alkermes Inc. (a)                                       113,626
     1,906  Alpharma Inc.                                            58,609
     2,248  Alterra Healthcare Inc. (a)                              18,687
     2,078  AmeriPath Inc. (a)                                       17,014
     4,810  Amerisource Health Corp. (a)                             73,052
     1,142  Anesta Corp. (a)                                         19,628
     1,012  Applied Analytical Industries Inc. (a)                    9,234
     5,076  Apria Healthcare Group Inc. (a)                          91,051
     1,165  Arrow International Inc.                                 33,785
     1,304  Aviron (a)                                               20,619
       427  Bacou USA Inc. (a)                                        6,432
     1,284  Barr Laboratories Inc. (a)                               40,286
     9,279  Beverly Enterprises Inc. (a)                             40,596
     2,609  Bindley Western Industries Inc.                          39,298
     5,098  Bio Technology General Corp. (a)                         77,744
       837  Bio-Rad Laboratories Inc. (a)                            19,565
     1,473  Biomatrix Inc. (a)                                       28,355
     1,093  Capital Senior Living Corp. (a)                           5,533
    19,604  Caremark Rx Inc. (a)                                     99,245
       857  Carematrix Corp. (a)                                      2,142
     2,126  Carter Wallace Inc.                                      38,135
     1,640  Celgene Corp. (a)                                       114,800
     1,803  Cell Pathways Inc. (a)                                   16,678
     2,855  Cephalon Inc. (a)                                        98,676
     2,652  Cerner Corp. (a)                                         52,211
       946  Chattem Inc. (a)                                         17,974
     1,403  Chirex Inc. (a)                                          20,519
       636  Closure Medical Corp. (a)                                 8,188
     2,234  Columbia Laboratories Inc. (a)                           16,755
     1,538  Conmed Corp. (a)                                         39,796
     1,385  Cooper Companies Inc. (a)                                41,723
     2,166  COR Therapeutics Inc. (a)                                58,211
     1,481  Corixa Corp. (a)                                         25,177
     1,653  Coulter Pharmaceutical Inc. (a)                          37,502
     5,780  Covance Inc. (a)                                         62,496

                                                                       23-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     5,760  Coventry Health Care Inc. (a)                       $    38,880
     1,696  Cyberonics Inc. (a)                                      27,030
     1,972  Cygnus Inc. (a)                                          35,989
     1,734  Cytyc Corp. (a)                                         105,882
     1,222  Datascope Inc. (a)                                       48,880
     1,064  Diagnostic Products Corp.                                26,068
     4,357  Dura Pharmaceuticals Inc. (a)                            60,726
     2,109  Duramed Pharmaceuticals Inc. (a)                         15,027
     1,757  Eclipse Surgical Technologies Inc. (a)                   12,958
     1,313  EntreMed Inc. (a)                                        33,646
     2,123  Enzo Biochem Inc. (a)                                    95,668
     3,511  Enzon Inc. (a)                                          152,290
     4,863  First Health Group Corp. (a)                            130,693
     3,996  Fisher Scientific International Inc. (a)                144,356
     1,276  Geltex Pharmaceuticals Inc. (a)                          16,349
     4,333  Gilead Sciences Inc. (a)                                234,524
       996  Gliatech Inc. (a)                                        16,559
     1,952  Guilford Pharmaceuticals Inc. (a)                        33,184
     2,595  Haemonetics Corp. (a)                                    61,793
     1,916  Hanger Orthopedic Group Inc. (a)                         19,160
     2,420  Hemispherx Biopharma Inc. (a)                            24,049
     2,391  Henry Schein Inc. (a)                                    31,830
     2,837  Hooper Holmes Inc.                                       73,053
     2,279  Human Genome Sciences Inc. (a)                          347,832
     4,124  IDEC Pharmaceuticals Corp. (a)                          405,183
     3,924  IDEXX Laboratories Corp. (a)                             63,274
     1,410  IDX Systems Corp. (a)                                    44,062
     2,532  Imclone Systems Inc. (a)                                100,331
       754  Impath Inc. (a)                                          19,180
     2,387  Incyte Pharmaceuticals Inc. (a)                         143,220
     1,312  Inhale Therapeutic Systems Inc. (a)                      55,842
     4,553  Integrated Health Service Inc.                              569
     2,381  Invacare Corp.                                           47,769
       426  Invitrogen Corp. (a)                                     25,560
     2,857  ISIS Pharmaceuticals Inc. (a)                            17,856
     3,577  Jones Pharmaceutical Inc.                               155,376
     2,034  King Pharmaceuticals Inc. (a)                           114,031
     1,160  KV Pharmaceutical Co. (a)                                24,868
     6,291  Laboratory Corporation of America Holdings (a)           23,198
       794  Landauer Inc.                                            17,369
     2,414  Laser Vision Centers Inc. (a)                            25,498
     2,749  LCA Vision Inc. (a)                                      12,886
     3,014  Lifepoint Hospital (a)                                   35,603
     4,352  Ligand Pharmaceuticals Inc. (a)                          56,032
     3,779  Liposome Company Inc. (a)                                46,116
     1,958  Macrochem Corp. (a)                                       8,199
     3,178  Magellan Health Services Inc. (a)                        20,061
     3,704  Matria Healthcare Inc. (a)                               15,279
       972  Medco Research Inc. (a)                                  29,221
     2,764  Medicis Pharmaceutical Corp. (a)                        117,643
     3,529  Medquist Inc. (a)                                        91,092
     2,045  Mentor Corp.                                             52,787
     4,461  Mid Atlantic Medical Services Inc. (a)                   37,082
  Shares                                                           Value
----------                                                      -----------
     3,550  Millennium Pharmaceuticals Inc. (a)                 $   433,100
       337  Mine Safety Appliances Company                           21,568
     5,355  NBTY Inc. (a)                                            61,917
     1,541  NCS Healthcare Inc. (a)                                   3,708
     1,167  Neurogen Corp. (a)                                       19,255
     1,452  Novoste Corp. (a)                                        23,958
     1,561  Ocular Sciences Inc. (a)                                 29,464
     1,243  OnHealth Network Co. (a)                                 11,109
     2,975  Organogenesis Inc. (a)                                   25,845
     4,022  Orthodontic Centers of America Inc. (a)                  48,013
     1,452  Osteotech Inc. (a)                                       19,420
     3,142  Owens & Minor Inc.                                       28,082
     2,442  Parexel International Corp. (a)                          28,846
     1,644  Pathogenesis Corp. (a)                                   35,243
     2,405  Patterson Dental Co. (a)                                102,513
     2,538  PE Corp. (a)                                            378,162
     1,555  Pediatrix Medical Group Inc. (a)                         10,885
     2,717  Per Se Technologies Inc. (a)                             22,840
     6,012  Perrigo Co. (a)                                          48,096
     1,798  Pharmaceutical Product Development Inc. (a)              21,351
     1,582  Pharmaceutical Resources Inc. (a)                         7,811
     1,227  Pharmacyclics Inc. (a)                                   50,614
     7,207  Phycor Inc. (a)                                          13,513
       363  Priority Healthcare Corp. (a)                            10,504
     1,807  Protein Design Labs Inc. (a)                            126,490
     1,205  Province Healthcare Co. (a)                              22,895
     6,981  PSS World Medical Inc. (a)                               65,883
     2,807  Quest Diagnostics Inc. (a)                               85,789
     7,058  Quorum Health Group Inc. (a)                             65,728
     1,591  Regeneron Pharmaceutical Inc. (a)                        20,285
     4,415  Renal Care Group Inc. (a)                               103,201
     1,929  Res-Care Inc. (a)                                        24,595
     1,501  Resmed Inc. (a)                                          62,667
     3,075  Respironics Inc. (a)                                     24,504
     3,331  Rexall Sundown Inc. (a)                                  34,351
       708  Safescience Inc. (a)                                      8,231
     1,476  Sangstat Medical Corp. (a)                               43,911
       474  Schein Pharmaceutical Inc. (a)                            5,747
     1,888  Serologicals Corp. (a)                                   11,328
     8,657  Sicor Inc. (a)                                           67,092
     2,612  Sierra Health Services Inc. (a)                          17,468
     2,442  Sola International Inc. (a)                              33,883
     6,627  Steris Corp. (a)                                         68,341
     4,576  Summit Technology Inc. (a)                               53,482
       371  Sunquest Informations Systems Inc. (a)                    5,008
     1,834  Sunrise Assisted Living Inc. (a)                         25,217
     2,114  Sunrise Medical Inc. (a)                                 13,080
     4,459  Sunrise Technologies International Inc. (a)              52,672
     1,618  Supergen Inc. (a)                                        47,529
       741  Superior Consultant Holdings Corp. (a)                   10,559
       918  Syncor International Corp. (a)                           26,737
     2,003  Techne Corp. (a)                                        110,290
     2,549  Theragenics Corp. (a)                                    23,100
     1,564  Thermo Cardiosystems Inc. (a)                            10,264

---------
      24

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     7,356  Total Renal Care Holdings Inc. (a)                  $    49,193
     1,664  Transkaryotic Therapies Inc. (a)                         64,064
     1,038  Trex Medical Corp. (a)                                    2,919
     3,308  Triad Hospital (a)                                       50,033
     3,179  Triangle Pharmaceuticals Inc. (a)                        40,731
     2,330  Twinlab Corp. (a)                                        18,494
     6,083  US Oncology Inc. (a)                                     30,035
     2,980  Varian Medical Systems Inc. (a)                          88,841
     1,316  Ventana Medical Systems Inc. (a)                         32,736
     5,277  Ventas Inc.                                              22,097
     2,501  Vertex Pharmaceuticals Inc. (a)                          87,535
     1,593  Vical Inc. (a)                                           47,690
       633  Vital Signs Inc.                                         14,480
     1,678  Wesley Jessen VisionCare Inc. (a)                        63,554
     1,256  West Pharmaceutical Services Inc.                        38,857
                                                                -----------
                                                                  8,931,170
                                                                -----------

Machinery & Manufacturing (1.5%)
     5,885  AGCO Corporation (a)                                     79,080
     2,104  Arch Chemicals Inc. (a)                                  44,053
     2,536  Arvin Industries Inc.                                    71,959
     1,493  Astec Industries Inc. (a)                                28,087
       921  ASV Inc. (a)                                             12,549
     1,231  Bandag Inc.                                              30,775
     3,397  Cadiz Land Inc. (a)                                      32,271
     5,299  Catalytica Inc. (a)                                      71,868
     2,003  Central Garden & Pet Co. (a)                             20,781
       883  Chemed Corp.                                             25,276
     2,391  CLARCOR Inc.                                             43,038
     1,274  Commercial Intertech Corp.                               16,243
     4,241  Cytec Industries Inc. (a)                                98,073
     2,103  Delco Remy International Inc. (a)                        17,350
     1,492  Dura Automotive Systems Corp. (a)                        26,017
     2,117  Fairchild Corp. (a)                                      19,185
     4,547  Federal Signal Corp.                                     73,036
     3,296  GenCorp Inc.                                             32,548
     2,232  Kaman Corp.                                              28,737
     2,176  Modine Manufacturing Co.                                 54,400
     1,688  Monaco Coach Corp. (a)                                   43,150
       691  Nacco Industries Inc.                                    38,394
     4,020  Olin Corporation (a)                                     79,646
     1,052  Oshkosh Truck Corporation (a)                            30,837
     3,065  Pittway Corp. (a)                                       137,350
     1,075  Sequa Corporation Class A (a)                            57,983
     1,207  Stoneridge Inc. (a)                                      18,633
     5,015  Timken Co.                                              102,494
     1,162  Toro Company                                             43,357
     4,158  Unova Inc. (a)                                           54,054
                                                                -----------
                                                                  1,431,224
                                                                -----------

Materials & Processes (6.1%)
     3,084  A. Schulman Inc.                                         50,308
     1,380  ACX Technologies Inc. (a)                                14,749
       346  AEP Industries Inc. (a)                                   8,909
  Shares                                                           Value
----------                                                      -----------
     2,016  Aftermarket Technology Corp. (a)                    $    24,066
     4,237  Agribiotech Inc. (a)                                     10,063
     6,076  Airgas Inc. (a)                                          57,722
     1,906  Albany International Corp. (a)                           29,550
     2,437  Albemarle Corp.                                          46,760
       706  Alltrista Corp. (a)                                      15,620
     2,602  Amcol International Corp.                                41,957
     1,485  American Business Products Inc.                          17,356
     1,561  American Superconductor Corp. (a)                        43,708
       455  American Woodwork Corp. (a)                              11,034
     2,380  Anicom Inc. (a)                                          10,115
     2,385  Antec Corp. (a)                                          87,052
     2,070  AO Smith Corp.                                           45,281
     2,858  Apogee Enterprises Inc.                                  14,469
     2,024  Applied Industrial Technologies Inc.                     33,649
     3,136  AptarGroup Inc.                                          78,792
     1,730  Barnes Group Inc.                                        28,221
     2,440  Belden Inc.                                              51,240
     2,638  BMC Industries Inc.                                      12,860
     2,055  Brady Corp. Class A                                      69,742
     1,594  Brush Wellman Inc.                                       26,799
     2,514  Buckeye Technologies Inc. (a)                            37,396
     5,326  Burlington Industries Equity Inc. (a)                    21,304
       635  Bush Boake Allen Inc. (a)                                15,597
       531  Butler Manufacturing Co.                                 11,848
     3,295  Calgon Carbon Corp.                                      19,564
     2,333  Cambrex Corp.                                            80,343
     2,442  Caraustar Industries Inc.                                58,608
       467  Carbo Ceramics Inc.                                      10,216
     1,778  Carpenter Technology Corp.                               48,784
       852  Centex Construction Products Inc.                        33,228
     1,805  Chemfirst Inc.                                           39,484
     2,107  Chesapeake Corp.                                         64,263
    11,309  CK Witco Corp. (a)                                      151,258
     1,064  Cleveland Cliffs Inc.                                    33,117
     1,790  CMI Corp. (a)                                            12,642
     6,133  Collins & Aikman Corp. (a)                               35,265
     2,959  Comfort Systems USA Inc. (a)                             21,823
       232  Compax International (a)                                  4,263
       764  Crossmann Communities Inc. (a)                           11,842
     5,310  Dal-Tile International Inc. (a)                          53,764
     3,503  Delta & Pine Land Co.                                    60,865
     1,259  Deltic Timber Corp.                                      27,541
     2,233  Dexter Corp.                                             88,762
     2,585  Earthshell Corp. (a)                                     10,663
     1,911  Elcor Corp.                                              57,569
     1,827  Exide Corp.                                              15,187
     3,501  Ferro Corp.                                              77,022
     1,812  Florida Rock Industries Inc.                             62,401
     1,582  Forest City Enterprises                                  44,296
     5,206  Gaylord Container Corp. Class A (a)                      35,466
     1,536  Gentek Inc. (a)                                          16,032
     2,057  Geon Co.                                                 66,852
     3,014  Georgia Gulf Corp.                                       91,739

                                                                       25-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     1,919  Granite Construction Inc.                           $    35,382
     1,315  Greif Brothers Corp.                                     39,121
     3,125  Group Maintenance America Corp. (a)                      33,398
     3,929  Harsco Corp. (a)                                        124,746
     1,728  Hayes Lemmerz International Inc. (a)                     30,132
     1,276  HB Fuller Company                                        71,376
     1,503  Hexcel Corp. (a)                                          8,360
     2,313  Hughes Supply Inc.                                       49,874
     1,485  IMCO Recycling Inc.                                      18,748
     2,003  Insituform Technology Inc. (a)                           56,585
     4,084  Interface Inc.                                           23,483
     2,226  Intermet Corp.                                           25,877
     1,387  International Specialty Products Inc. (a)                12,743
     1,592  Ionics Inc. (a)                                          44,775
     2,291  IT Group Inc. (a)                                        21,049
       417  iTurf Inc. (a)                                            5,186
     2,067  Ivex Packaging Corp. (a)                                 20,670
     2,983  Kaydon Corp.                                             79,982
     1,135  Kellstrom Industries Inc. (a)                            10,357
       534  Lawson Products Inc.                                     12,349
     2,230  Lilly Industries Inc.                                    29,966
       322  Liqui Box Corp.                                          15,939
     2,229  Lone Star Technologies Inc. (a)                          62,133
     5,096  Longview Fibre Co.                                       72,618
     1,477  Lydall Inc. (a)                                           9,785
     4,815  MA Hanna Co.                                             52,664
     1,553  MacDermid Inc.                                           63,770
     3,666  Mascotech Inc.                                           46,512
     1,488  Maverick Tube Corp. (a)                                  36,735
       424  Maxxam Inc. (a)                                          18,179
       343  Mestek Inc. (a)                                           6,946
     1,831  Minerals Technologies Inc.                               73,354
     2,551  Mississippi Chemical Corp.                               15,784
     3,495  Mueller Industries Inc. (a)                             126,694
     1,554  Myers Industries Inc.                                    24,476
       303  NCH Corp.                                                13,502
     1,805  NCI Building Systems Inc. (a)                            33,392
     2,129  NL Industries Inc.                                       32,068
       926  Nortek Inc. (a)                                          25,928
     2,374  OM Group Inc.                                            81,755
     4,071  Paxar Corporation (a)                                    34,349
     2,547  PH Glatfelter Co.                                        37,091
       436  Pitt-Des Moines Inc. (a)                                 10,736
     2,049  Polymer Group Inc. (a)                                   37,394
     2,543  Potlatch Corp.                                          113,481
     1,382  Quanex Corp.                                             35,241
     2,821  Quanta Services Inc. (a)                                 79,693
     2,781  Rayonier Inc.                                           134,357
       913  Republic Group Inc.                                      13,809
     1,213  Rock-Tenn Company                                        17,892
       744  Rogers Corp. (a)                                         28,458
       946  Rouge Industries Inc.                                     7,450
     4,537  Safeskin Corporation (a)                                 55,011
     1,481  Schweitzer Mauduit International Inc.                    19,901
  Shares                                                           Value
----------                                                      -----------
     1,855  Scotts Co. (a)                                      $    74,664
     1,707  Service Experts Inc. (a)                                  9,922
     2,081  Shorewood Packaging Corp. (a)                            39,409
     1,050  Silgan Holdings Inc. (a)                                 14,044
     1,795  Simpson Industries Inc.                                  20,194
       788  Simpson Manufacturing Company Inc. (a)                   34,475
     1,523  Spartech Corp.                                           49,117
     1,249  SPS Technologies Inc. (a)                                39,890
       805  Standard Motor Products Inc.                             12,981
     1,166  Standex International Corp.                              24,413
       573  Stepan Co.                                               13,394
     3,352  Suiza Foods Corp. (a)                                   132,823
     1,916  Superior Industries International Inc.                   51,373
       692  Tejon Ranch Corp.                                        16,435
     2,846  Terra Industries Inc.                                     4,625
     3,386  Tetra Tech Inc. (a)                                      52,060
     2,071  Texas Industries Inc.                                    88,147
     1,590  Thomas Industries Inc.                                   32,496
     1,283  TJ International Inc.                                    53,886
     3,992  Tower Automotive Inc. (a)                                61,626
     1,974  Tredegar Industries Inc.                                 40,837
       405  Trex Company Inc. (a)                                    10,834
     1,485  Universal Forest Products Inc.                           21,904
       883  US Can Corp. (a)                                         17,550
     2,798  US Plastic Lumber Corp. (a)                              21,510
     9,779  USEC Inc. (a)                                            68,453
     2,350  Valence Technology Inc. (a)                              44,650
     1,764  Valmont Industries Inc.                                  28,334
     1,341  Waste Connections Inc. (a)                               19,361
     1,737  Watsco Inc.                                              20,084
     1,655  Watts Industries Inc.                                    24,411
     5,118  Wausau-Mosinee Paper Corp.                               59,817
     1,482  Webb Corp. (a)                                           36,957
     3,045  Wellman Inc.                                             56,713
     1,281  Wolverine Tube Inc. (a)                                  18,094
     6,502  WR Grace & Co. (a)                                       90,215
     1,380  Wynns International Inc.                                 19,493
                                                                -----------
                                                                  5,865,473
                                                                -----------

Mining & Metals (.8%)
     1,064  AM Castle & Co.                                          12,635
    13,036  Battle Mountain Gold Co.                                 26,887
    12,859  Bethlehem Steel Corp. (a)                               107,694
     1,277  Commercial Metals Co.                                    43,338
       761  Gibraltar Steel Corp. (a)                                17,788
     2,867  Kaiser Aluminum Corp. (a)                                22,040
     9,824  LTV Corp.                                                40,524
     2,930  Metals USA Inc. (a)                                      24,905
     1,934  National Steel Corp.                                     14,384
     2,629  Oregon Steel Mills Inc.                                  20,868
     1,861  Reliance Steel & Aluminum Co.                            43,617
     1,483  RTI International Metals Inc. (a)                        11,122
     1,347  Ryerson Tull Inc.                                        26,182
     2,483  Southern Peru Copper Corp.                               38,331

---------
      26

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     4,279  Steel Dynamics Inc. (a)                             $    68,197
     3,693  Stillwater Mining Co. (a)                               117,714
     1,826  Titanium Metals Corp.                                     8,217
     7,324  Worthington Industries Inc.                             121,304
                                                                -----------
                                                                    765,747
                                                                -----------

Oil, Gas, & Other Energy (2.9%)
     1,667  Arch Coal Inc.                                           18,858
     1,095  Atwood Oceanics Inc. (a)                                 42,294
     2,805  Barrett Resources Corporation (a)                        82,572
     1,404  Basin Exploration Inc. (a)                               24,746
     1,094  Belco Oil & Gas Corp. (a)                                 6,017
     1,805  Berry Petroleum Co. Class A                              27,301
     2,231  Cabot Oil & Gas Corp.                                    35,835
       514  Cal Dive International Inc. (a)                          17,026
     7,627  Chesapeake Energy Corp. (a)                              18,114
     4,748  Cross Timbers Oil Co.                                    43,029
       888  Dril-Quip Inc. (a)                                       26,973
     2,628  Eastern Enterprises                                     150,946
     4,249  EEX Corp. (a)                                            12,481
     3,237  Equitable Resources Inc.                                108,035
     6,119  Ethyl Corp.                                              24,094
     3,222  Forest Oil Corp. (a)                                     42,490
     2,832  Friede Goldman Inc. (a)                                  19,647
     6,014  Global Industries Ltd. (a)                               51,871
    16,156  Grey Wolf Inc. (a)                                       46,449
     2,845  Hanover Compressor Co. (a)                              107,399
    12,668  Harken Energy Corp. (a)                                   9,501
     4,830  Helmerich & Payne Inc.                                  105,354
     1,595  HS Resources Inc. (a)                                    27,514
     1,615  IRI International Corp. (a)                               6,460
     8,200  Key Energy Group Inc. (a)                                42,538
     1,911  Louis Dreyfus Natural Gas Corp. (a)                      34,637
     5,601  Marine Drilling Companies Inc. (a)                      125,672
     1,356  McMoran Exploration Company (a)                          28,646
     2,672  Meridian Resource Corp. (a)                               8,183
     1,992  Mitchell Energy & Development Corp.                      43,949
     4,807  National Oilwell Inc. (a)                                75,410
     3,606  Newfield Exploration Co. (a)                             96,461
     6,795  Newpark Resources Inc. (a)                               41,619
     1,732  Nuevo Energy Co. (a)                                     32,475
     2,019  Oceaneering International Inc. (a)                       30,159
     1,213  Octel Corporation (a)                                    12,585
     3,084  Oneok Inc.                                               77,486
     6,357  Parker Drilling Co. (a)                                  20,263
     3,186  Patterson Energy Inc. (a)                                41,418
     7,686  Pennzoil-Quaker State Co.                                78,301
     9,832  Pioneer National Resource Co. (a)                        87,874
     1,584  Plains Resources Inc. (a)                                19,800
     3,904  Pogo Producing Co.                                       80,032
     5,489  Pride International Inc. (a)                             80,277
     1,405  RPC Inc.                                                  8,079
     1,209  Seacor Smit Inc. (a)                                     62,566
     2,436  Seitel Inc. (a)                                          16,443
  Shares                                                           Value
----------                                                      -----------
     1,062  St. Mary Land & Exploration Co.                     $    26,285
     1,614  Stone Energy Corp. (a)                                   57,499
     1,784  Swift Energy Co. (a)                                     20,516
     2,613  Syntroleum Corp. (a)                                     21,231
     3,185  Tesoro Petroleum Corp. (a)                               36,827
       847  The Houston Exploration Co. (a)                          16,781
       266  Thermo Ecotek Corp. (a)                                   1,413
     2,654  Tom Brown Inc. (a)                                       35,497
     2,554  TransMontaigne Oil Co. (a)                               17,878
     2,881  Tuboscope Inc. (a)                                       45,736
     1,342  UTI Energy Corp. (a)                                     30,950
     4,845  Valero Energy Corp. (a)                                  96,294
     5,945  Varco International Inc. (a)                             60,565
     2,231  Veritas DGC Inc. (a)                                     31,234
     4,326  Vintage Petroleum Inc.                                   52,182
                                                                -----------
                                                                  2,750,767
                                                                -----------

Technology (31.0%)
     2,004  3Dfx Interactive Inc. (a)                                19,664
       894  Aavid Thermal Technologies Inc. (a)                      21,959
       348  About.com Inc. (a)                                       31,233
     3,991  Acclaim Entertainment Inc. (a)                           20,454
     1,004  ACT Networks Inc. (a)                                     9,350
     2,002  Actel Corp. (a)                                          48,048
     2,284  Activision Inc. (a)                                      34,974
     2,376  Actuate Corporation (a)                                 101,871
     2,799  ACTV Inc. (a)                                           127,879
     1,506  Adaptive Broadband Corp. (a)                            111,162
       451  AdForce Inc. (a)                                         32,190
     1,990  Adtran Inc. (a)                                         102,361
     1,920  Advanced Digital Information Corp. (a)                   93,360
       930  Advanced Energy Industries Inc. (a)                      45,803
     7,050  Advanced Fibre Communications (a)                       315,047
       838  Advantage Learning Systems Inc. (a)                       9,375
     1,245  Advent Software Inc. (a)                                 80,225
     1,769  Aeroflex Inc. (a)                                        18,353
       546  Allaire Corporation (a)                                  79,170
     2,758  Allen Telecom Inc. (a)                                   31,889
     2,377  Alliance Semiconductor Corp. (a)                         39,666
     1,629  Alpha Industries Inc. (a)                                93,362
     4,182  American Management Systems Inc. (a)                    131,210
     1,639  American Xtal Technology Inc. (a)                        28,580
     3,184  Ametek Inc.                                              60,695
     8,405  Amkor Technology Inc. (a)                               237,441
     4,432  Ampex Corp. (a)                                          24,099
     1,593  Amphenol Corp. (a)                                      106,034
     1,125  Anacomp Inc. (a)                                         20,461
     1,791  Anadigics Inc. (a)                                       84,513
       646  Analogic Corp.                                           21,318
     2,121  Analysts International Corp.                             26,513
     2,687  Ancor Communications Inc. (a)                           182,380
     8,040  Andrew Corp. (a)                                        152,258
     2,124  Anixter International Inc. (a)                           43,808
     1,766  Apex Inc. (a)                                            56,954

                                                                       27-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
       412  AppliedTheory Corp. (a)                             $    11,433
     1,399  ARDENT Software Inc. (a)                                 54,561
     1,057  Arguss Holdings Inc. (a)                                 13,741
     3,278  Artesyn Technologies Inc. (a)                            68,838
     2,330  Ashton Technology Group Inc. (a)                         14,999
     4,680  Aspect Communications (a)                               183,105
     2,248  Aspect Development Inc. (a)                             153,988
     2,443  Aspen Technology Inc. (a)                                64,587
     1,990  ATMI Inc. (a)                                            65,794
     2,508  Auspex Systems Inc. (a)                                  25,707
       802  autobytel.com inc. (a)                                   12,180
       653  Autoweb.com Inc. (a)                                      7,101
     3,290  Avant! Corp. (a)                                         49,350
     2,210  Avid Technology Inc. (a)                                 28,868
     1,099  AVT Corp. (a)                                            51,653
     1,572  Aware Inc. (a)                                           57,182
     2,777  AXENT Technologies Inc. (a)                              58,317
     2,409  Banyan Systems Inc. (a)                                  48,180
     1,130  Barra Inc. (a)                                           35,878
     1,490  Bell and Howell Co. (a)                                  47,401
     1,573  Benchmark Electronics Inc. (a)                           36,081
       700  Best Software Inc. (a)                                   20,650
     2,340  Beyond.com Corp. (a)                                     18,281
     1,661  Bindview Development Corp. (a)                           82,531
     1,822  Black Box Corp. (a)                                     122,074
       719  Bottomline Technologies Inc. (a)                         25,884
     5,205  Brightpoint Inc. (a)                                     68,316
     1,007  Brio Technology Inc. (a)                                 42,294
       966  BriteSmile Inc. (a)                                       7,849
     5,385  Broadvision Inc. (a)                                    915,787
     1,119  Brooks Automation Inc. (a)                               36,437
     1,116  Brooktrout Technology Inc. (a)                           20,716
     3,768  Burr-Brown Corp. (a)                                    136,119
     1,272  C&D Technologies Inc.                                    54,060
       878  C-COR.net Inc. (a)                                       67,277
     3,914  C-Cube Microsystems Inc. (a)                            243,647
     2,761  Cable Design Technologies Corp. (a)                      63,503
       879  CACI International Inc. (a)                              19,887
       668  CAIS Internet Inc. (a)                                   23,714
     5,061  Cambridge Technology Partners (a)                       132,851
       959  Carrier Access Corp. (a)                                 64,553
       449  Catapult Communications Corp. (a)                         4,462
     2,236  CCC Information Services Group Inc. (a)                  38,292
     3,294  CellStar Corporation (a)                                 32,528
     5,128  CHS Electronics Inc. (a)                                  5,769
     4,413  Ciber Inc. (a)                                          121,358
     5,880  Cirrus Logic Inc. (a)                                    78,278
     2,138  Clarify Inc. (a)                                        269,388
     3,431  Cognex Corporation (a)                                  133,809
       339  Cognizant Technology Solutions Corp. (a)                 37,057
     2,337  Coherent Inc. (a)                                        62,515
     1,912  Cohu Inc.                                                59,272
     2,005  Coinstar Inc. (a)                                        28,070
     1,663  Com21 Inc. (a)                                           37,314
  Shares                                                           Value
----------                                                      -----------
     4,792  Commscope Inc. (a)                                  $   193,178
     2,359  Complete Business Solutions Inc. (a)                     59,270
     4,565  Compucom Systems Inc. (a)                                18,831
     3,015  Computer Horizons Corp. (a)                              48,805
     2,299  Computer Network Technology (a)                          52,733
     1,617  Computer Task Group Inc.                                 23,952
     1,288  Concord Communications Inc. (a)                          57,155
     1,338  Concur Technologies Inc. (a)                             38,802
     4,743  Concurrent Computer Corp. (a)                            88,635
       693  CoStar Group Inc. (a)                                    24,861
     1,399  Cotelligent Group Inc. (a)                                7,520
     2,117  Credence Systems Corp. (a)                              183,121
     2,466  Cree Research Inc. (a)                                  210,535
       784  CTC Communications Group Inc. (a)                        30,588
     2,660  CTS Corporation                                         200,498
       531  Cubic Corporation                                        11,616
     1,499  Cybercash Inc. (a)                                       13,866
     1,388  Cyberian Outpost Inc. (a)                                13,793
     1,059  Cybex Computer Products Corp. (a)                        42,890
     2,758  Cymer Inc. (a)                                          126,868
    10,309  Cypress Semiconductor Corp. (a)                         333,754
     2,927  Dallas Semiconductor Corp.                              188,609
     3,001  Data Broadcasting Corp. (a)                              24,758
       957  Data Transmission Network Corp. (a)                      16,508
     1,597  Datastream Systems Inc. (a)                              39,226
     1,018  DBT Online Inc. (a)                                      24,814
     2,996  Dendrite International Inc. (a)                         101,490
     6,154  Digital Microwave Corp. (a)                             144,234
     1,484  Digital River Inc. (a)                                   49,436
     2,966  DII Group Inc. (a)                                      210,493
     2,178  Dionex Corp. (a)                                         89,706
     1,433  Documentum Inc. (a)                                      85,801
     1,194  DSP Group Inc. (a)                                      111,042
       458  Dupont Photomasks Inc. (a)                               22,099
       624  EarthWeb Inc. (a)                                        31,395
     1,784  Echelon Corp. (a)                                        34,900
     3,420  Eclipsys Corp. (a)                                       87,638
       900  eFax.com Inc. (a)                                         6,497
     2,179  Egghead.com Inc. (a)                                     35,273
     1,274  Electro Scientific Industries Inc. (a)                   93,002
     1,913  Electroglas Inc. (a)                                     48,542
       887  Emcore Corp. (a)                                         30,158
     3,228  Emulex Corp. (a)                                        363,150
     1,184  Engineering Animation Inc. (a)                           10,360
     1,564  Entrust Technologies Inc. (a)                            93,742
     4,026  Epicor Software Corp. (a)                                20,382
       473  EShare Technologies (a)                                   8,071
     2,509  ESS Technology Inc. (a)                                  55,668
     1,699  Esterline Technologies Corp. (a)                         19,645
     2,084  ETEC Systems Inc. (a)                                    93,520
       940  Exar Corporation (a)                                     55,343
     1,091  Excalibur Technologies Corp. (a)                         22,502
     1,042  Exchange Applications Inc. (a)                           58,222
     6,151  eLOT Inc. (a)                                            33,446

---------
      28

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     1,003  Factset Research Systems Inc.                       $    79,864
     3,190  FileNet Corp. (a)                                        81,345
       847  FlashNet Communications Inc. (a)                          5,241
       314  Forrester Research Inc. (a)                              21,627
       426  Franklin Electric Company Inc.                           29,900
     2,333  FSI International Inc. (a)                               26,830
       534  General Binding Corp.                                     6,275
     2,985  General Semiconductor Inc. (a)                           42,350
       888  Genesys Telecommunications Laboratories Inc. (a)         47,952
     1,207  Genlyte Group Inc. (a)                                   25,800
     2,674  Genrad Inc. (a)                                          43,118
     1,908  Gerber Scientific Inc.                                   41,857
     6,156  Glenayre Technologies Inc. (a)                           69,640
       674  Global Imaging Systems Inc. (a)                           8,257
       563  Global Sports Inc. (a)                                    7,073
       802  Globix Corp. (a)                                         48,120
     2,048  Go2net Inc. (a)                                         178,176
     1,034  Great Plains Software Inc. (a)                           77,292
     3,360  GT Interactive Software Corp. (a)                         5,565
     3,712  Gtech Holdings Corp. (a)                                 81,664
     1,313  Hadco Corporation (a)                                    66,963
     3,822  Harbinger Corp. (a)                                     121,587
     1,017  Harmon Industries Inc.                                   12,331
     2,594  Harmonic Inc. (a)                                       246,268
     2,168  Helix Technology Corp.                                   97,154
       688  hi/fn inc. (a)                                           26,660
     2,397  HNC Software Inc. (a)                                   253,483
     2,413  Hutchinson Technology Inc. (a)                           51,276
     1,209  Hypercom Corporation (a)                                 12,090
     3,039  Hyperion Solutions Corp. (a)                            132,197
     2,225  Identix Inc. (a)                                         20,164
       942  IGEN International Inc. (a)                              28,025
     3,629  Imation Corp. (a)                                       121,798
     1,971  IMRglobal Corporation (a)                                24,761
     2,172  In Focus Systems Inc. (a)                                50,363
     4,216  Inacom Corp. (a)                                         30,830
     2,666  InfoCure Corporation (a)                                 83,146
       843  Informatica Corporation (a)                              89,674
     2,786  Information Resources Inc. (a)                           25,771
    18,851  Informix Corp. (a)                                      214,430
     2,172  Infousa Inc. (a)                                         30,272
     1,485  Innovex Inc.                                             13,922
     4,475  Input/Output Inc. (a)                                    22,655
     1,073  INSpire Insurance Solutions Inc. (a)                      4,929
     8,197  Integrated Device Technology Inc. (a)                   237,713
     1,803  Integrated Systems Inc. (a)                              60,513
     2,018  Inter-Tel Inc.                                           50,450
     4,728  Interdigital Communications Corp. (a)                   354,600
     4,124  Intergraph Corp. (a)                                     19,331
     5,096  International Rectifier Corp. (a)                       132,496
     2,811  InterVoice-Brite Inc. (a)                                66,498
       877  InterVu Inc. (a)                                         92,085
     1,368  Intraware Inc. (a)                                      108,072
  Shares                                                           Value
----------                                                      -----------
    26,515  Iomega Corp. (a)                                    $    89,488
       804  IPC Communications Inc. (a)                              57,084
     2,341  ISS Group Inc. (a)                                      166,504
     1,294  iVillage Inc. (a)                                        26,204
     1,315  Jack Henry & Associates Inc.                             70,599
     2,031  JDA Software Group Inc. (a)                              33,258
       612  Juno Online Services Inc. (a)                            21,994
     3,719  KEMET Corporation (a)                                   167,587
     2,793  Kent Electronics Corp. (a)                               63,541
     6,432  Komag Inc. (a)                                           20,100
     2,456  Kopin Corp. (a)                                         103,152
     1,222  Kronos Inc. (a)                                          73,320
     1,763  Lasersight Inc. (a)                                      17,630
       329  Latitude Communications Inc. (a)                          8,595
     4,426  Lattice Semiconductor Corp. (a)                         208,575
       994  Launch Media Inc. (a)                                    18,824
     3,394  Learn2.com Inc. (a)                                      11,137
     1,871  Littelfuse Inc. (a)                                      45,401
     3,542  LTX Corp. (a)                                            79,252
     2,548  Magnetek Inc. (a)                                        19,588
       402  Maker Communications Inc. (a)                            17,186
       524  Manhattan Associates Inc. (a)                             3,865
     2,012  Manugistics Group Inc. (a)                               65,013
     1,724  MAPICS Inc. (a)                                          21,766
       447  MapQuest.com Inc. (a)                                    10,085
     4,875  Mark IV Industries Inc.                                  86,227
       301  MarketWatch.com Inc. (a)                                 10,987
     3,426  Mastech Corporation (a)                                  84,794
     6,140  Maxtor Corp. (a)                                         44,515
       929  Maxwell Technologies Inc. (a)                             9,290
       725  Mechanical Technology Inc. (a)                           16,856
     3,224  MEMC Electronic Materials Inc. (a)                       39,494
     6,609  Mentor Graphics Corp. (a)                                87,156
     1,994  Mercury Computer Systems Inc. (a)                        69,790
     3,775  Mercury Interactive Corp. (a)                           407,464
     8,115  Merisel Inc. (a)                                         10,651
     2,552  MessageMedia Inc. (a)                                    35,888
     3,461  Methode Electronics Inc.                                111,185
     1,038  Metricom Inc. (a)                                        81,613
       637  Metro Information Services Inc. (a)                      15,288
       929  Miami Computer Supply Corp. (a)                          34,489
     2,802  Micrel Incorporated (a)                                 159,539
       971  Micromuse Inc. (a)                                      165,070
     3,410  Micron Electronics Inc. (a)                              37,936
     1,592  Micros Systems Inc. (a)                                 117,808
     3,822  MicroStrategy Inc. (a)                                  802,620
     2,937  Midway Games Inc. (a)                                    70,304
     1,150  MIPS Technologies Inc. (a)                               59,800
       680  MKS Instruments Inc. (a)                                 24,565
     3,086  MMC Networks Inc. (a)                                   106,081
       914  Molecular Devices Corp. (a)                              47,528
       979  Mpath Interactive Inc. (a)                               26,066
     2,332  MRV Communications Inc. (a)                             146,625
     2,841  MTI Technology Corp. (a)                                104,762

                                                                       29-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     2,005  MTS Systems Corp.                                   $    15,539
     1,107  Multex.com Inc. (a)                                      41,651
     3,142  National Computer Systems Inc.                          118,218
     2,338  National Instruments Corp. (a)                           89,429
       761  National Processing Inc. (a)                              6,754
     1,224  Navarre Corporation (a)                                   7,038
       852  NBCI Internet Incorporated (a)                           65,817
     2,456  NeoMagic Corporation (a)                                 26,863
       666  NEON Systems Inc. (a)                                    26,141
     1,027  Net Perceptions Inc. (a)                                 43,134
       699  NetObjects Inc. (a)                                      11,534
       729  Netopia Inc. (a)                                         39,594
     2,123  Network Equipment Technologies Inc. (a)                  25,078
     1,200  Network Peripherals Inc. (a)                             56,700
     1,575  NVIDIA Corporation (a)                                   73,927
     1,734  Oak Industries Inc. (a)                                 184,021
       497  Omega Research Inc. (a)                                   2,982
     3,296  Omnova Solutions (a)                                     25,544
     1,815  OneMain.com Inc. (a)                                     27,225
       604  ONYX Software Corporation (a)                            22,348
     2,760  Open Market Inc. (a)                                    124,545
     1,217  Optical Coating Laboratory Inc. (a)                     360,232
     6,280  P-COM Inc. (a)                                           55,539
     6,605  Pairgain Technologies Inc. (a)                           93,708
       900  Park Electrochemical Corp.                               23,906
       277  pcOrder.com Inc. (a)                                     14,127
     1,203  Pegasus Systems Inc. (a)                                 72,556
     2,841  Pegasystems Inc. (a)                                     31,961
     2,164  PeopleSoft Inc. (a)                                      46,120
     2,482  Peregrine Systems Inc. (a)                              205,075
     4,555  PerkinElmer Inc.                                        189,887
     1,540  Pervasive Software Inc. (a)                              26,084
     2,396  Phoenix Technologies Ltd. (a)                            37,887
     2,117  Photronics Inc. (a)                                      60,599
     3,931  Picturetel Corp. (a)                                     16,952
     2,691  Pinnacle Holdings Inc. (a)                              114,031
     2,568  Pioneer Standard Electronics Inc.                        37,076
     1,698  Plantronics Inc. (a)                                    121,513
     1,732  Plexus Corp. (a)                                         76,208
     1,298  PLX Technology Inc. (a)                                  24,581
     2,078  Polycom Inc. (a)                                        132,343
     2,216  Power Integrations Inc. (a)                             106,230
     1,087  Power-One Inc. (a)                                       49,798
     1,429  Powerwave Technologies Inc. (a)                          83,418
     2,100  Premisys Communications Inc. (a)                         21,000
     1,900  PRI Automation Inc. (a)                                 127,538
     1,977  Primark Corporation (a)                                  54,985
     1,503  Progress Software Corp. (a)                              85,295
     1,308  Project Software & Development Inc. (a)                  72,594
       971  Proxicom Inc. (a)                                       120,707
     1,152  Proxim Inc. (a)                                         126,720
     1,751  ProxyMed Inc. (a)                                        17,072
     1,766  PubliCARD Inc. (a)                                       11,589
     1,114  QRS Corp. (a)                                           116,204
  Shares                                                           Value
----------                                                      -----------
     2,240  QuadraMed Corporation (a)                           $    19,530
     1,036  Radiant Systems Inc. (a)                                 41,634
     1,027  RadiSys Corp. (a)                                        52,377
     3,209  Rare Medium Group Inc. (a)                              109,507
     2,757  Rayovac Corp. (a)                                        52,038
       665  Razorfish Inc. (a)                                       63,258
     4,559  Read-Rite Corp. (a)                                      21,655
     2,113  Remec Inc. (a)                                           53,882
     2,346  Remedy Corporation (a)                                  111,142
     3,628  Renaissance Worldwide Inc. (a)                           26,757
     3,611  RSA Security Inc. (a)                                   279,853
       383  RWD Technologies Inc. (a)                                 3,974
     5,299  S3 Inc. (a)                                              61,270
     2,990  Saga Systems Inc. (a)                                    59,613
     1,233  Sagent Technology Inc. (a)                               36,913
       382  SalesLogix Corp. (a)                                     15,686
     1,213  Sanchez Computer Associates Inc. (a)                     49,960
     2,035  Sandisk Corporation (a)                                 195,869
     1,732  Santa Cruz Operation Inc. (a)                            52,610
     2,398  Sawtek Inc. (a)                                         159,617
     1,239  SCM Microsystems Inc. (a)                                79,219
     3,340  S1 Corporation (a)                                      260,938
     3,006  Semtech Corporation (a)                                 156,688
       863  SERENA Software Inc. (a)                                 26,699
     3,244  Silicon Valley Group Inc. (a)                            57,581
       146  Siliconix Incorporated (a)                               19,199
       323  Silknet Software Inc. (a)                                53,537
     1,751  Sipex Corporation (a)                                    43,009
     1,536  SLI Inc. (a)                                             20,832
     1,558  SoftNet Systems Inc. (a)                                 39,145
     2,446  SpeedFam-IPEC Inc. (a)                                   31,645
     1,548  SportsLine USA Inc. (a)                                  77,594
       782  SPSS Inc. (a)                                            19,746
     1,586  Spyglass Inc. (a)                                        60,144
     1,245  SS&C Technologies Inc. (a)                                8,093
     3,568  Structural Dynamics Research Corp. (a)                   45,492
     2,367  SVI Holdings Inc. (a)                                    28,404
     8,016  Sybase Inc. (a)                                         136,272
     2,188  Sykes Enterprises Inc. (a)                               95,999
       489  Syntel Inc. (a)                                           7,916
     3,189  Systems & Computer Technology Corp. (a)                  51,821
     1,169  Technitrol Inc.                                          52,021
     4,136  Technology Solutions Co. (a)                            135,454
     2,735  TEKELEC (a)                                              61,538
     4,356  Tektronix Inc.                                          169,340
     1,132  Telescan Inc. (a)                                        27,946
     2,155  TeleTech Holdings Inc. (a)                               72,630
       446  TenFold Corporation (a)                                  17,812
     1,441  Terayon Communication Systems (a)                        90,513
     3,612  The Titan Corporation (a)                               170,216
     1,073  theglobe.com inc. (a)                                     8,986
     1,671  Thermedics Inc. (a)                                       9,086
       236  Thermo Bioanalysis Corp. (a)                              4,337
       420  Thermo Optek Corp. (a)                                    4,778

---------
      30

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
       557  ThermoQuest Corporation (a)                         $     5,744
       518  TheStreet.com Inc. (a)                                    9,939
     1,782  THQ Incorporated (a)                                     41,320
     1,500  Towne Services Inc. (a)                                   6,000
     1,192  Track Data Corporation (a)                               12,144
     3,225  Transaction Systems Architects Inc. (a)                  90,300
     2,582  TranSwitch Corporation (a)                              187,356
     2,128  Trimble Navigation Ltd. (a)                              46,018
     1,430  TriQuint Semiconductor Inc. (a)                         159,088
     1,531  TSI International Software Ltd. (a)                      86,693
     1,127  Tut Systems Inc. (a)                                     60,435
     3,760  Tyler Technologies Inc. (a)                              20,680
     4,475  UCAR International Inc. (a)                              79,711
     2,121  Ultratech Stepper Inc. (a)                               34,201
       474  Unigraphics Solutions Inc. (a)                           12,798
     1,470  USinternetworking Inc. (a)                              102,716
     3,009  Varian Inc. (a)                                          67,703
     3,037  Varian Semiconductor Equipment Associates
              Inc. (a)                                              103,258
       866  Veeco Instruments Inc. (a)                               40,540
     2,864  Verity Inc. (a)                                         121,899
     3,334  VerticalNet Inc. (a)                                    546,776
     1,807  Vicor Corporation (a)                                    73,184
     2,592  Visio Corporation (a)                                   123,120
     2,020  Visual Networks Inc. (a)                                160,085
     3,857  Wallace Computer Services Inc.                           64,123
       547  Watkins-Johnson Company                                  21,880
     3,965  Wave Systems Corp. (a)                                   47,332
     2,083  WAVO Corporation (a)                                      8,072
     3,648  Weblink Wireless Inc. (a)                                56,544
       669  WebTrends Corporation (a)                                54,189
     3,061  Wesco International Inc. (a)                             27,166
     1,677  Westell Technologies Inc. (a)                            18,028
     8,882  Western Digital Corp. (a)                                37,193
     3,439  Wind River Systems Inc. (a)                             126,383
       812  Woodward Governor Company                                22,330
     1,087  WorldGate Communications Inc. (a)                        51,700
     1,108  X-ceed Inc. (a)                                          45,982
     2,101  Xircom Inc. (a)                                         157,575
     1,472  ZixIt Corporation (a)                                    58,328
     1,014  Zomax Incorporated (a)                                   45,884
                                                                -----------
                                                                 29,576,489
                                                                -----------

Transportation (2.7%)
     2,657  AAR Corp.                                                47,660
     3,252  Air Express International Corp.                         105,080
     4,757  Airborne Freight Corp.                                  104,654
     5,394  Airtran Holdings Inc. (a)                                24,442
     2,433  Alaska Air Group Inc. (a)                                85,459
     4,258  Alexander & Baldwin Inc.                                 97,136
     3,297  America West Holdings Corp. (a)                          68,413
     2,096  American Freightways Corp. (a)                           33,929
       347  Amtran Inc. (a)                                           6,723
     1,770  Arctic Cat Inc.                                          17,700
  Shares                                                           Value
----------                                                      -----------
     1,910  Arnold Industries Inc.                              $    26,859
     1,102  Atlantic Coast Airlines Holdings Inc. (a)                26,173
     1,430  Atlas Air Inc. (a)                                       39,236
     1,764  Aviall Inc. (a)                                          14,443
     2,155  Avis Rent A Car Inc. (a)                                 55,087
     4,065  CH Robinson Worldwide Inc.                              161,584
     1,220  Circle International Group Inc.                          27,145
     1,645  Coachmen Industries Inc.                                 24,881
     2,021  Consolidated Freightways Corp. (a)                       16,042
       773  Covenant Transport Inc. (a)                              13,431
     1,476  Eagle USA Airfreight Inc. (a)                            63,653
     3,017  Florida East Coast Industries Inc.                      125,960
       909  Forward Air Corp. (a)                                    39,428
     1,975  Fritz Companies Inc. (a)                                 20,738
     1,668  Frontier Airlines Inc. (a)                               18,974
     1,699  Heartland Express Inc. (a)                               26,759
       669  Hub Group Inc. (a)                                       13,380
     2,124  JB Hunt Transport Services Inc.                          29,404
     2,407  Kirby Corp. (a)                                          49,344
       684  Knight Transportation Inc. (a)                           11,714
       959  Landstar Systems Inc. (a)                                41,057
     2,893  Mesa Air Group Inc. (a)                                  13,742
     1,218  Mesaba Holdings Inc. (a)                                 13,931
     1,431  Midwest Express Holdings Inc. (a)                        45,613
     3,862  Miller Industries Inc. (a)                               11,103
       887  MS Carriers Inc. (a)                                     21,177
     3,212  Newport News Shipbuilding Inc.                           88,330
     2,123  Offshore Logistics Inc. (a)                              19,903
     2,655  Overseas Shipholding Group Inc.                          39,327
     1,804  Pittston Bax Group                                       19,168
     3,796  Pittston Brink's Group (a)                               83,512
     2,491  Polaris Industries Inc.                                  90,299
     1,251  Roadway Express Inc.                                     27,053
       873  Skyline Corp.                                            20,516
     2,008  Skywest Inc.                                             56,224
     3,640  Swift Transportation Inc. (a)                            64,155
       640  Thor Industries Inc.                                     19,480
     5,834  Trans World Airlines Inc. (a)                            16,408
     3,968  Trinity Industries Inc. (a)                             112,840
     2,651  US Freightways Corp.                                    126,917
       596  US Xpress Enterprises Inc. (a)                            4,396
     2,103  Wabash National Corp.                                    31,545
     4,189  Wabtec Corp.                                             74,355
     2,996  Werner Enterprises Inc.                                  42,131
     1,459  Winnebago Industries Inc.                                29,271
     5,028  Wisconsin Central Transportation Co. (a)                 67,564
     2,484  Yellow Corp. (a)                                         41,762
                                                                -----------
                                                                  2,617,210
                                                                -----------

Utilities & Energy (5.0%)
     1,572  Aerial Communications Inc. (a)                           95,696
     5,630  AGL Resources Inc.                                       95,710
     1,512  American Mobile Satellite Corp. (a)                      31,847
       870  American States Water (a)                                31,320

                                                                       31-------

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                           Value
----------                                                      -----------
     1,145  Aquarion Co.                                        $    42,365
     3,076  Atmos Energy Corp.                                       62,866
     3,528  Avista Corp.                                             54,464
     2,073  Black Hills Corp.                                        45,995
     1,166  California Water Service Group                           35,344
     1,126  Cascade Natural Gas Corp. (a)                            18,157
     1,275  CFW Communication Co.                                    44,306
     1,662  CH Energy Group Inc.                                     54,846
     2,186  Cleco Inc.                                               70,089
     3,228  CMP Group Inc.                                           88,972
     2,296  CommNet Cellular Inc. (a)                                73,759
       965  Commonwealth Telephone (a)                               51,024
     1,059  Connecticut Energy Corp.                                 41,169
     2,194  Consol Energy Inc. (a)                                   22,214
       870  CTG Resources Inc.                                       30,233
       849  E 'Town Corp.                                            52,850
     2,017  Eastern Utilities Associates                             61,140
     5,821  El Paso Electric Co. (a)                                 57,119
     1,698  Empire District Electric Co.                             38,417
     2,649  Energen Corp.                                            47,848
     1,222  Evergreen Resources Inc. (a)                             24,135
     2,955  General Cable Corp.                                      22,347
     3,707  General Communications Inc. (a)                          16,218
     3,184  Hawaiian Electric Industries Inc.                        91,938
     3,725  IDACORP Inc.                                             99,877
     2,937  Indiana Energy Inc.                                      52,132
     4,532  Intermedia Communciations (a)                           175,898
     4,645  ITC Deltacom Inc. (a)                                   128,318
     1,901  Laclede Gas Co.                                          41,109
     3,721  Lincoln Electric Holdings Inc.                           76,746
     1,592  Madison Gas & Electric Co.                               32,039
     1,979  MasTec Inc. (a)                                          88,066
     5,305  MDU Resources Group Inc.                                106,100
     1,739  New Jersey Resources Corp.                               67,930
     1,486  North Pittsburgh Systems Inc.                            21,919
     2,443  Northwest Natural Gas Co.                                53,593
     2,432  Northwestern Corp.                                       53,504
     1,273  NUI Corp.                                                33,575
     3,076  Omnipoint Corp. (a)                                     371,043
     1,168  Otter Tail Power Co.                                     43,800
     1,404  Pacific Gateway Exchange Inc. (a)                        23,956
     8,760  Paging Network Inc. (a)                                   7,118
     3,455  Philadelphia Suburban Corp.                              71,475
     3,015  Piedmont Natural Gas Inc.                                91,204
     2,310  Powertel Inc. (a)                                       231,866
     2,209  Primus Telecommunications (a)                            84,494
     3,561  Public Service Co. of New Mexico                         57,866
     2,018  Public Service Co. of North Carolina Inc.                65,207
     3,614  RGS Energy Group Inc.                                    74,313

Shares or
Principal
  amount                                                           Value
----------                                                      -----------
     2,120  Semco Energy Inc.                                   $    25,043
     7,723  Sierra Pacific Resources (a)                            133,704
     2,335  SIGCORP Inc.                                             53,121
       239  SJW Corp. (a)                                            28,740
       745  South Jersey Industries Inc.                             21,186
     3,593  Southern Union Co. (a)                                   68,716
     2,975  Southwest Gas Corp.                                      68,425
     2,343  Southwestern Energy Co.                                  15,376
       950  Superior Telecom Inc.                                    14,666
     3,782  Talk.com Inc. (a)                                        67,131
     1,231  TNP Enterprises Inc.                                     50,779
       630  Trigen Energy Corp.                                      10,946
     3,162  UGI Corp.                                                64,623
     3,185  Unisource Energy Corporation Holding Co. (a)             35,632
     1,373  United Illuminating Co.                                  70,538
     2,757  United Water Resources Inc.                              94,255
       974  US LEC Corp. (a)                                         31,412
     4,561  Washington Gas Light Co.                                125,428
     1,538  Western Gas Resources Inc.                               20,282
     3,702  Wicor Inc.                                              108,052
     2,585  WPS Resources Corp.                                      64,948
     1,093  Yankee Energy Systems Inc.                               48,024
                                                                -----------
                                                                  4,776,563
                                                                -----------
Total Common Stocks
  (cost $83,863,898)                                             92,924,966

SHORT-TERM INVESTMENTS (2.4%)
$2,307,000  U.S. Treasury Bills, 5.020%,
              January, 2000
              (cost $2,298,720)                                   2,300,218
                                                                -----------

TOTAL INVESTMENTS (99.8%)
  (cost $86,162,618)                                             95,225,184

CASH AND OTHER ASSETS, NET
  OF LIABILITIES (0.2%)                                             178,116
                                                                -----------
NET ASSETS (100.0%)                                             $95,403,300
                                                                ===========

Notes:
(a)  Non-income producing security.

At December 31, 1999, net unrealized appreciation of $8,624,472 consisted of gross unrealized appreciation of $21,168,033 and gross unrealized depreciation of $12,543,561 based on cost of $86,600,712 for federal income tax purposes.

See accompanying notes to financial statements.

---------
      32

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
COMMON STOCKS (97.8%)
Australia (2.2%)
    12,223  Amcor Ltd.                                $     57,028
            MISCELLANEOUS FOOD PREPARATIONS
    20,301  AMP Limited                                    223,449
            LIFE INSURANCE
    11,852  Austrailian Gas & Light Co.                     69,296
            PETROLEUM AND PETROLEUM PRODUCTS
     5,357  Brambles Industries Ltd.                       147,577
            MISCELLANEOUS TRANSPORTATION SERVICES
    26,529  Broken Hill Proprietary                        347,018
            MISCELLANEOUS METAL ORES
    18,985  Coca-Cola                                       51,651
            BEVERAGES
    26,330  Coles Myer Ltd.                                135,486
            RETAIL STORES
    22,810  CSR Ltd.                                        55,196
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    43,866  Fosters Brewing Group Ltd.                     125,369
            MISCELLANEOUS FOOD PREPARATIONS
     9,011  Lend Lease Corporation Ltd.                    125,761
            BUSINESS CREDIT INSTITUTIONS
    48,574  MIM Holdings Limited                            49,876
            METAL MINING SERVICES
    21,918  National Australia Bank Ltd.                   333,991
            FOREIGN BANKING
     9,900  Newcrest Mining Limited (a)                     33,668
            GOLD AND SILVER ORES
    30,734  News Corporation Ltd.                          297,281
            CABLE AND OTHER PAY TELEVISION SERVICES
    30,656  Normandy Mining Limited                         21,652
            GOLD AND SILVER ORES
    16,594  North Limited                                   38,961
            BITUMINOUS COAL AND LIGNITE MINING
    12,184  Orica Limited                                   65,420
            CHEMICALS AND ALLIED PRODUCTS
    30,245  Pacific Dunlop                                  42,645
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    19,936  Pioneer International Ltd.                      59,846
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     4,312  Rio Tinto Ltd.                                  92,275
            MISCELLANEOUS METAL ORES
    20,712  Santos Ltd.                                     56,214
            CRUDE PETROLEUM AND NATURAL GAS
   112,621  Telstra Corporation                            609,854
            TELEPHONE COMMUNICATIONS
    17,535  Western Mining Corp. Holding Ltd.               96,330
            METAL MINING SERVICES
    40,449  Westfield Trust                                 79,063
            TRUSTS
  Shares                                                 Value
----------                                            ------------
    28,186  Westpac Banking Corp.                     $    193,683
            FOREIGN BANKING
                                                      ------------
                                                         3,408,590
                                                      ------------

Austria (.2%)
       801  Austria Mikro Systeme International (a)         25,493
            MACHINERY, EQUIPMENT, AND SUPPLIES
     1,748  Austrian Airline (a)                            33,097
            AIRLINES
     1,605  Bank Austria AG                                 90,523
            FOREIGN BANKING
       624  OEMV AG                                         60,647
            MISCELLANEOUS PRODUCTS OF PETROLEUM AND
            COAL
       559  Oest Elektrizatswirts Class A (a)               78,538
            SERVICES
       553  VA Technologie AG                               36,481
            MACHINERY, EQUIPMENT, AND SUPPLIES
                                                      ------------
                                                           324,779
                                                      ------------

Belgium (1.0%)
       300  Barco Industries NV                             41,998
            ELECTRIC SERVICES
       914  Bekaert SA                                      50,722
            ELECTRIC SERVICES
       950  Cimenteries CBR Cementbed                       98,741
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,216  Delhaize LE PS                                  91,607
            RETAIL STORES
       781  Electrabel                                     255,640
            ELECTRIC SERVICES
    10,240  Fortis B                                       369,419
            INSURANCE CARRIERS
       544  GBL Group                                      109,578
            HOLDING OFFICES
     3,876  Kredietbank NPV (a)                            208,849
            FOREIGN BANKING
     1,058  NV Union Miniere SA                             41,131
            METALS AND MINERALS, EXCEPT PETROLEUM
     1,475  Solvay Et Cie Class A NPV                      121,815
            CHEMICALS AND ALLIED PRODUCTS
     2,600  UCB BB                                         112,730
            CHEMICALS AND ALLIED PRODUCTS
                                                      ------------
                                                         1,502,230
                                                      ------------

Denmark (.8%)
       190  D/S 1912 Class B                               223,714
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION

                                                                       33-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
       140  D/S Svendborg Class B                     $    233,052
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
     1,500  Danisco AS                                      58,466
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     1,000  Den Danske Bank                                109,624
            FOREIGN BANKING
     1,400  Novo Nordisk AS-B                              185,684
            DRUGS
     3,500  Tele Danmark                                   260,052
            TELEPHONE COMMUNICATIONS
     1,600  Unidanmark                                     112,601
            FOREIGN BANKING
                                                      ------------
                                                         1,183,193
                                                      ------------

Finland (2.9%)
     2,100  Amer-Yhthymae OY Class A (a)                    42,618
            DOLLS, TOYS, GAMES AND SPORTING AND
            ATHLETIC GOODS
     4,400  Kesko OY Osake                                  55,836
            MISCELLANEOUS BUSINESS SERVICES
    17,900  Nokio OYJ                                    3,245,039
            COMMUNICATIONS EQUIPMENT
     4,100  Outokumpo OY                                    58,017
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     1,700  Sampo Insurance Co. Class A                     59,412
            INSURANCE AGENTS, BROKERS, AND SERVICE
    10,800  Sonera Corporation (a)                         740,195
            TELEPHONE COMMUNICATIONS
     1,700  Tientoenator Corporation                       106,154
            COMPUTER PROGRAMMING & DATA PROCESSING
     4,500  UPM-Kymmene                                    181,287
            PAPER AND PAPER PRODUCTS
                                                      ------------
                                                         4,488,558
                                                      ------------

France (9.3%)
     3,310  Accor French (a)                               158,781
            SERVICES
     1,299  Air Liquide French                             217,438
            MISCELLANEOUS CHEMICAL PRODUCTS
     2,893  Alcatel                                        664,321
            COMMUNICATIONS EQUIPMENT
     5,622  Aventis                                        326,709
            DRUGS
     5,127  AXA Company                                    714,651
            INSURANCE AGENTS, BROKERS, AND SERVICE
     6,488  Banque National De Paris                       598,550
            COMMERCIAL BANKS
     1,227  BIC                                             55,832
            MISCELLANEOUS NON-DURABLE GOODS
       456  Bouygues                                       289,794
            MISCELLANEOUS BUSINESS SERVICES
  Shares                                                 Value
----------                                            ------------
     1,982  Canal Plus                                $    288,447
            RADIO AND TELEVISION BROADCASTING
            STATIONS
     1,198  Cap Gemini (a)                                 304,055
            COMPUTER PROGRAMMING & DATA PROCESSING
     5,123  Carrefour Supermarche                          944,729
            GROCERY STORES
     1,262  Casino French (a)                              144,515
            SERVICES
     1,351  Compagnie De Saint Goban                       254,035
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       373  Eridania Beghin Say                             40,121
            MISCELLANEOUS FOOD PREPARATIONS
       247  Essilor International                           76,620
            MISCELLANEOUS NON-DURABLE GOODS
    14,967  France Telecom SA                            1,979,220
            TELEPHONE COMMUNICATIONS
     1,019  Groupe Danone                                  240,151
            MISCELLANEOUS FOOD PREPARATIONS
       292  Imetal                                          43,525
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       971  L'Oreal                                        778,932
            MISCELLANEOUS NON-DURABLE GOODS
     1,519  Lafarge Coppee French                          176,852
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,961  Lagardere Groupe                               106,651
            MISCELLANEOUS BUSINESS SERVICES
     1,460  LVMH Company                                   653,905
            MISCELLANEOUS FOOD PREPARATIONS
     2,369  Michelin Class B                                93,052
            TIRES AND INNER TUBES
     1,124  Pernod-Ricard                                   64,300
            MISCELLANEOUS FOOD PREPARATIONS
       785  Peugeot SA                                     178,204
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     1,738  Pinault-Printemps-Redoute SA                   458,612
            DEPARTMENT STORES
       226  Sagem SA                                       157,055
            COMMUNICATIONS EQUIPMENT
    10,956  Sanofi-Synthelabo                              456,160
            DRUGS
     2,354  Schneider SA                                   184,806
            MISCELLANEOUS DURABLE GOODS
       700  Sidel                                           72,263
            MISCELLANEOUS DURABLE GOODS
     1,540  Societe Generale Class A                       358,284
            FOREIGN BANKING
       598  Sodexho Alliance                               105,820
            SERVICES

---------
      34

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
     3,553  Suez Lyonnaise Des Eaux-Dumex             $    569,325
            MISCELLANEOUS BUSINESS SERVICES
     1,280  Suez-Lyonnaise Strips (a)                           13
            MISCELLANEOUS BUSINESS SERVICES
     2,782  Thomson CSF                                     91,874
            MISCELLANEOUS DURABLE GOODS
    10,771  Total Fina SA                                1,437,363
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     4,257  Usinor Sacilor                                  79,961
            STEEL WORKS
     1,297  Valeo                                          100,061
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     8,516  Vivendi                                        768,919
            MISCELLANEOUS MANUFACTURING INDUSTRIES
                                                      ------------
                                                        14,233,906
                                                      ------------

Germany (9.7%)
       950  Adidas Salomon AG                               71,109
            MISCELLANEOUS TEXTILE GOODS
     1,450  AGIV AG                                         26,506
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     3,500  Allianz AG Holding                           1,177,359
            INSURANCE AGENTS, BROKERS, AND SERVICE
     9,600  BASF AG                                        501,803
            CHEMICALS AND ALLIED PRODUCTS
    10,650  Bayer AG                                       506,274
            CHEMICALS AND ALLIED PRODUCTS
     6,050  Bayerische Hypo Vereinsbank                    413,123
            FOREIGN BANKING
     1,800  Beiersdorf                                     121,462
            CHEMICALS AND ALLIED PRODUCTS
    14,808  Daimler Chrysler AG                          1,148,369
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     8,855  Deutsche Bank AG                               746,820
            FOREIGN BANKING
    44,421  Deutsche Telekom AG                          3,124,995
            COMMUNICATIONS SERVICES
     7,700  Dresdner Bank AG                               426,528
            FOREIGN BANKING
     1,050  Heidelberger Zement AG                          81,428
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     1,400  Hochtief AG                                     52,311
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     2,250  Karstadt Quelle AG                              91,550
            DEPARTMENT STORES
     2,100  Linde AG                                       116,114
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
  Shares                                                 Value
----------                                            ------------
     5,370  Lufthansa AG                              $    127,097
            AIR TRANSPORTATION & COURIER SERVICES
     2,300  MAN AG                                          86,867
            MACHINERY, EQUIPMENT, AND SUPPLIES
     7,450  Mannesmann AG                                1,803,787
            GENERAL INDUSTRIAL MACHINERY AND
            EQUIPMENT
     3,200  Merck KGAA                                      99,909
            DRUGS
     4,100  Metro AG                                       224,222
            MISCELLANEOUS NON-DURABLE GOODS
     2,620  Muenchener Rueckversicherungs
              Namensaktie                                  667,600
            INSURANCE CARRIERS
     3,000  Preussag AG                                    166,331
            STEEL WORKS
     6,700  RWE AG                                         266,543
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       950  SAP AG                                         466,915
            COMPUTER PROGRAMMING & DATA PROCESSING
     1,220  Schering AG                                    147,447
            CHEMICALS AND ALLIED PRODUCTS
       400  SGL Carbon AG (a)                               25,984
            CHEMICALS AND ALLIED PRODUCTS
     8,750  Siemans Registered                           1,119,196
            MISCELLANEOUS INDUSTRIAL AND COMMERCIAL
            MACHINERY
     8,050  Thyssen Krupp                                  244,443
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,950  VEBA AG                                        339,485
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     9,650  VIAG AG (a)                                    180,093
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     4,650  Volkswagon AG                                  262,262
            MOTOR VEHICLE DEALERS
                                                      ------------
                                                        14,833,932
                                                      ------------

Hong Kong (2.2%)
    25,000  Bank of East Asia Hong Kong                     69,467
            FOREIGN BANKING
   181,600  Cable & Wireless HKT Ltd.                      524,461
            COMMUNICATIONS SERVICES
    57,000  Cathay Pacific Airways Ltd.                    101,557
            AIR TRANSPORTATION & COURIER SERVICES
    33,000  Cheung Kong                                    419,212
            LAND SUBDIVIDERS AND DEVELOPERS
    76,000  Chinese Estates HL (a)                          15,641
            REAL ESTATE AGENTS AND MANAGERS
    33,500  CLP Holdings Limited                           154,281
            UTILITIES REGULATION AND ADMINISTRATION
    28,300  Hang Seng Bank                                 323,101
            FOREIGN BANKING

                                                                       35-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
    91,300  Hong Kong & China Gas                     $    125,081
            GAS PRODUCTION AND DISTRIBUTION
    57,000  Hutchison Whampoa                              828,586
            MISCELLANEOUS BUSINESS SERVICES
    24,344  Hysan Development Company                       30,846
            REAL ESTATE AGENTS AND MANAGERS
    17,500  Johnson Electric Holdings                      112,336
            ELECTRICAL INDUSTRIAL APPARATUS
    31,000  New World Development                           69,787
            LAND SUBDIVIDERS AND DEVELOPERS
    74,000  Sino Land Company                               42,602
            REAL ESTATE AGENTS AND MANAGERS
    36,000  Sun Hung Kai Properties                        375,120
            REAL ESTATE AGENTS AND MANAGERS
    23,500  Swire Pacific Ltd. Class A                     138,760
            MISCELLANEOUS BUSINESS SERVICES
    40,114  Wharf Holdings Ltd.                             93,145
            REAL ESTATE AGENTS AND MANAGERS
                                                      ------------
                                                         3,423,983
                                                      ------------

Ireland (.4%)
    14,793  Allied Irish Banks PLC                         168,356
            FOREIGN BANKING
     7,537  CRH PLC                                        161,686
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     8,220  Irish Permanent PLC                             77,439
            FOREIGN BANKING
    23,850  Jefferson Smurfit Group                         72,063
            PAPER AND PAPER PRODUCTS
     7,800  Kerry Group PLC                                 91,323
            MISCELLANEOUS FOOD PREPARATIONS
                                                      ------------
                                                           570,867
                                                      ------------

Italy (4.2%)
    23,537  Alitalia                                        56,063
            AIR TRANSPORTATION & COURIER SERVICES
    19,844  Assicurazione Generali                         655,537
            ACCIDENT AND HEALTH INSURANCE AND
            MEDICAL SERVICE
    69,363  Banca Intesa SPA                               281,531
            FOREIGN BANKING
    46,500  Benetton Group                                 106,778
            APPAREL, PIECE GOODS, AND NOTIONS
    21,060  Beni Stabili (a)                                 7,424
            COMMERCIAL BANKS
   107,786  Enel SPA (a)                                   451,591
            ELECTRIC SERVICES
   117,700  ENI SPA                                        647,232
            RETAIL STORES
     8,300  Fiat                                           236,987
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
  Shares                                                 Value
----------                                            ------------
    18,000  Italgas                                   $     68,164
            CRUDE PETROLEUM AND NATURAL GAS
    20,400  Mediaset SPA                                   317,228
            RADIO AND TELEVISION BROADCASTING
            STATIONS
    13,670  Mediobanca Banca Di Credito                    139,467
            COMMERCIAL BANKS
     5,820  Mediobanca SPA (a)                               8,939
            FOREIGN BANKING
    56,040  Montedison SPA                                  91,715
            MISCELLANEOUS CHEMICAL PRODUCTS
    72,500  Olivetti (a)                                   209,931
            OFFICE FURNITURE
    45,400  Parmalat Finanziaria SPA                        58,071
            SERVICES
    45,000  Pirelli SPA                                    123,502
            RETAIL STORES
    12,550  RAS SPA                                        125,892
            UTILITIES REGULATION AND ADMINISTRATION
    22,560  San Paolo - IMI SPA                            306,511
            COMMERCIAL BANKS
    17,000  Sirti SPA                                       60,782
            RETAIL STORES
   100,900  Telecom Italia Mobile                        1,126,982
            COMMUNICATIONS SERVICES
    26,400  Telecom Italia Mobile - DRNC                   125,764
            COMMUNICATIONS SERVICES
    73,400  Telecom Italia SPA                             902,034
            COMMUNICATIONS SERVICES
    75,847  Unicredito Italiano SPA                        372,780
            FOREIGN BANKING
                                                      ------------
                                                         6,480,905
                                                      ------------

Japan (27.6%)
     2,300  ACOM Company Ltd.                              225,208
            MISCELLANEOUS BUSINESS SERVICES
     1,490  Advantest Corp.                                393,524
            ELECTRICAL INDUSTRIAL APPARATUS
    11,000  Ajinomoto Company Inc.                         114,595
            MISCELLANEOUS FOOD PREPARATIONS
     4,000  Alps Electronics Co.                            61,000
            ELECTRICAL INDUSTRIAL APPARATUS
     7,000  Amada Company Ltd. (a)                          38,277
            MACHINERY, EQUIPMENT, AND SUPPLIES
     6,000  Amano Corp.                                     35,801
            MACHINERY, EQUIPMENT, AND SUPPLIES
     1,200  Aoyama Trading                                  25,707
            RETAIL STORES
     1,800  Arabian Oil Company                             30,989
            GAS PRODUCTION AND DISTRIBUTION
    41,000  Asahi Bank Ltd.                                252,667
            FOREIGN BANKING
     9,000  Asahi Breweries Ltd.                            98,425
            MISCELLANEOUS FOOD PREPARATIONS

---------
      36

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
    23,000  Asahi Chemical Industry Co.               $    118,116
            CHEMICALS AND ALLIED PRODUCTS
    18,000  Asahi Glass Company Ltd.                       139,275
            GLASS PRODUCTS
    15,000  Ashikaga Bank                                   29,932
            FOREIGN BANKING
       700  Autobacs Seven                                  22,938
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
       900  Benesse Corp.                                  216,571
            MISCELLANEOUS BUSINESS SERVICES
    12,000  Bridgestone Corp.                              264,110
            MORTGAGE BANKERS AND BROKERS
    13,000  Canon Inc.                                     516,287
            ELECTRICAL INDUSTRIAL APPARATUS
        42  Central Japan Railway (a)                      263,347
            RAILROADS
     8,000  Chiyoda Corp. (a)                               11,660
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,000  Citizen Watch Company Ltd.                      38,149
            MISCELLANEOUS ELECTRICAL MACHINERY,
            EQUIPMENT, AND SUPPLIES
     3,700  Credit Saison                                   64,423
            RETAIL STORES
     1,100  CSK Corp.                                      178,617
            COMPUTER PROGRAMMING & DATA PROCESSING
    14,000  Dai Nippon Ink & Chemical Inc. (a)              41,495
            CHEMICALS AND ALLIED PRODUCTS
    11,000  Dai Nippon Printing Company Ltd.               175,388
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     5,000  Dai Nippon Screen (a)                           29,834
            ELECTRICAL INDUSTRIAL APPARATUS
    13,000  Daiei Inc. (a)                                  51,502
            RETAIL STORES
     6,000  Daiichi Pharmaceutical                          78,001
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     5,000  Daikin Industries Ltd.                          67,984
            MACHINERY, EQUIPMENT, AND SUPPLIES
     8,000  Daimaru Inc.                                    27,076
            RETAIL STORES
     2,500  Daito Trust Construction                        27,878
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    26,000  Daiwa Bank                                      76,300
            FOREIGN BANKING
     8,000  Daiwa House Industry                            59,474
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    20,000  Daiwa Securities                               312,824
            MISCELLANEOUS INVESTING
  Shares                                                 Value
----------                                            ------------
    13,000  Denso Corporation                         $    310,280
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
        57  East Japan Rail                                307,219
            MISCELLANEOUS TRANSPORTATION SERVICES
     6,000  Ebaba Corporation                               66,908
            MACHINERY, EQUIPMENT, AND SUPPLIES
     6,000  Eisai Company Ltd.                             115,328
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     3,600  Fanuc Co.                                      458,144
            ELECTRICAL INDUSTRIAL APPARATUS
    51,000  Fuji Bank                                      495,383
            FOREIGN BANKING
     1,000  Fuji Maching Manufacturing Co. Ltd.             80,603
            MACHINERY, EQUIPMENT, AND SUPPLIES
     8,000  Fuji Photo Film                                291,891
            MOTION PICTURE PRODUCTION AND ALLIED
            SERVICES
       700  Fuji Soft ABC Inc.                              54,778
            COMPUTER PROGRAMMING & DATA PROCESSING
     9,000  Fujikura Ltd.                                   35,743
            NONFERROUS FOUNDRIES (CASTING)
    29,000  Fujitsu Ltd.                                 1,321,921
            COMMUNICATIONS EQUIPMENT
    11,000  Furkukawa Electric                             166,781
            OIL AND GAS FIELD SERVICES
    13,000  Gunma Bank                                      84,564
            FOREIGN BANKING
    27,000  Haseko Corporation (a)                          12,941
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       700  Hirose Electronics Company Ltd.                156,872
            ELECTRICAL INDUSTRIAL APPARATUS
    48,000  Hitachi Ltd.                                   770,030
            ELECTRICAL INDUSTRIAL APPARATUS
    15,000  Honda Motor Company Ltd.                       557,566
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
     2,000  Hoya Corp.                                     157,488
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
    39,000  Industrial Bank of Japan                       375,769
            FOREIGN BANKING
     4,000  Isetan                                          29,346
            RETAIL STORES
    24,000  Ishikawajima-Harima Heavy Industries            27,703
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
     6,000  ITO Yokado Co.                                 651,472
            RETAIL STORES
    22,000  Itochu Corp.                                   109,538
            MISCELLANEOUS DURABLE GOODS
    25,000  Japan Airlines                                  74,097
            AIR TRANSPORTATION & COURIER SERVICES

                                                                       37-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
       290  Japan Tobacco Inc.                        $    221,833
            CIGARETTES
    14,000  Joyo Bank                                       64,365
            FOREIGN BANKING
     5,000  Jusco Co.                                       87,107
            RETAIL STORES
       300  Kadokawa Shoten Publishing (a)                 100,949
            MISCELLANEOUS PUBLISHING
    16,000  Kajima Corp.                                    47,736
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     7,000  Kaneka Corporation                              89,494
            CHEMICALS AND ALLIED PRODUCTS
    12,600  Kansai Electric Power                          219,511
            ELECTRIC SERVICES
    10,000  KAO Corp.                                      285,141
            CHEMICALS AND ALLIED PRODUCTS
    25,000  Kawasaki Heavy Industries                       33,257
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    48,000  Kawasaki Steel                                  85,925
            STEEL WORKS
     6,000  Kinden Corporation                              46,073
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    27,000  Kinki Nippon Railway                           108,286
            MISCELLANEOUS TRANSPORTATION SERVICES
    16,000  Kirin Brewery Company Ltd.                     168,248
            MISCELLANEOUS FOOD PREPARATIONS
     4,000  Kokuyo Company Ltd.                             53,213
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    15,000  Komatsu Ltd.                                    68,962
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,000  Komori Corp.                                    57,195
            MACHINERY, EQUIPMENT, AND SUPPLIES
       900  Konami Company Ltd.                            160,667
            COMPUTER PROGRAMMING & DATA PROCESSING
     4,000  Koyo Seiko Co. Ltd.                             34,471
            MACHINERY, EQUIPMENT, AND SUPPLIES
    25,000  Kubota Corp.                                    95,617
            MACHINERY, EQUIPMENT, AND SUPPLIES
     3,000  Kurita Water Industries                         47,657
            MACHINERY, EQUIPMENT, AND SUPPLIES
     2,800  Kyocera Corp.                                  725,814
            ELECTRONIC COMPONENTS AND ACCESSORIES
    10,000  Kyowa Hakko Kogyo                               59,963
            CHEMICALS AND ALLIED PRODUCTS
    23,000  Marubeni Corp.                                  96,517
            SERVICES
     6,000  Marui Co.                                       89,563
            RETAIL STORES
    29,000  Matsushita Electric Industries                 802,798
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
  Shares                                                 Value
----------                                            ------------
     7,000  Minebea Company Ltd.                      $    120,033
            MISCELLANEOUS ELECTRICAL MACHINERY,
            EQUIPMENT, AND SUPPLIES
    31,000  Mitsubishi Chemical Corp.                      109,166
            CHEMICALS AND ALLIED PRODUCTS
    23,000  Mitsubishi Corp.                               177,512
            MISCELLANEOUS BUSINESS SERVICES
    31,000  Mitsubishi Electric                            200,136
            ELECTRICAL INDUSTRIAL APPARATUS
    19,000  Mitsubishi Estate Company Ltd.                 185,297
            REAL ESTATE OPERATORS AND LESSORS
    50,000  Mitsubishi Heavy                               166,780
            ENGINES AND TURBINES
    31,000  Mitsubishi Materials Corp.                      75,810
            NONFERROUS FOUNDRIES (CASTING)
    15,000  Mitsubishi Paper                                20,102
            PULP MILLS
    19,000  Mitsubishi Trust                               167,270
            FOREIGN BANKING
     4,000  Mitsubishi Warehouse Transport                  25,511
            PUBLIC WAREHOUSING AND STORAGE
    23,000  Mitsui & Co.                                   160,862
            MISCELLANEOUS DURABLE GOODS
    26,000  Mitsui Engineering (a)                          17,802
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    12,000  Mitsui Fudosan                                  81,229
            REAL ESTATE OPERATORS AND LESSORS
    13,000  Mitsui Marine & Fire Insurance                  77,061
            INSURANCE CARRIERS
    10,000  Mitsui Mining & Smelting                        47,246
            NONFERROUS FOUNDRIES (CASTING)
    23,000  Mitsui Trust & Banking                          51,971
            FOREIGN BANKING
    10,000  Mitsukoshi (a)                                  35,215
            RETAIL STORES
     4,000  Murata Manufacturing Company Ltd.              939,059
            ELECTRICAL INDUSTRIAL APPARATUS
     8,000  Mycal Corp.                                     34,823
            RETAIL STORES
     1,300  Namco Ltd.                                      84,183
            SERVICES
    24,000  NEC Corp.                                      571,651
            ELECTRICAL INDUSTRIAL APPARATUS
     8,000  NGK Insulators Ltd.                             59,395
            GLASS PRODUCTS
     1,000  Nichiei Co. Ltd.                                21,716
            MISCELLANEOUS BUSINESS SERVICES
       500  Nidec Corporation                              144,283
            ELECTRICAL INDUSTRIAL APPARATUS
     6,000  Nikon Corp.                                    176,074
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS

---------
      38

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
     2,100  Nintendo Corp. Ltd.                       $    348,802
            DOLLS, TOYS, GAMES AND SPORTING AND
            ATHLETIC GOODS
     3,000  Nippon Comsys Corp.                             62,213
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    17,000  Nippon Express Co.                              93,956
            MISCELLANEOUS TRANSPORTATION SERVICES
    17,000  Nippon Light Metal Co.                          15,798
            NONFERROUS FOUNDRIES (CASTING)
    23,000  Nippon Mitsubishi Oil Corp.                    101,241
            CRUDE PETROLEUM AND NATURAL GAS
    16,000  Nippon Paper Industries Co.                     88,115
            PULP MILLS
     9,000  Nippon Sheet Glass (a)                          46,660
            GLASS PRODUCTS
    89,000  Nippon Steel Corp.                             208,073
            STEEL WORKS
     1,840  Nippon Telegraph and Telephone Corp.         3,149,760
            COMMUNICATIONS SERVICES
    23,000  Nippon Yusen Kabushiki Kaish                    94,042
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    59,000  Nissan Motors (a)                              232,006
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
     7,000  Nisshinbo Industries Inc.                       31,634
            MISCELLANEOUS TEXTILE GOODS
     3,000  Nitto Denko Corp.                              149,956
            ELECTRICAL INDUSTRIAL APPARATUS
    28,000  Nomura Securities Company Ltd.                 505,330
            MISCELLANEOUS INVESTING
     9,000  NSK Ltd.                                        61,538
            MACHINERY, EQUIPMENT, AND SUPPLIES
    12,000  Ohbayashi-Gumi Corp.                            56,695
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    16,000  OJI Paper Company Ltd.                          96,253
            PULP MILLS
     5,000  Olympus Optical                                 70,674
            ANALYTICAL, OPTICAL, MEASURING &
            CONTROLLING INSTRUMENTS
     5,000  Omron Corp.                                    115,182
            ELECTRICAL INDUSTRIAL APPARATUS
     5,000  Onward Kashiyama Company Ltd.                   68,473
            MISCELLANEOUS TEXTILE GOODS
     1,800  Oriental Land                                  154,593
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
     1,100  Orix Corp.                                     247,696
            MISCELLANEOUS BUSINESS SERVICES
    38,000  Osaka Gas Company Ltd.                          91,439
            ELECTRIC SERVICES
     3,000  Pioneer Electric Corp.                          79,233
            ELECTRICAL INDUSTRIAL APPARATUS
  Shares                                                 Value
----------                                            ------------
     2,000  Promise Co. Ltd.                          $    101,731
            MORTGAGE BANKERS AND BROKERS
     8,000  Renown Inc. (a)                                 19,564
            MISCELLANEOUS TEXTILE GOODS
     1,800  Rohm Company                                   739,509
            ELECTRICAL INDUSTRIAL APPARATUS
    60,000  Sakura Bank Ltd.                               347,454
            FOREIGN BANKING
     7,000  Sankyo Company Ltd.                            143,793
            DRUGS
     2,000  Sanrio Co. Ltd.                                 73,951
            SERVICES
    30,000  Sanyo Electric Company Ltd.                    121,785
            ELECTRICAL INDUSTRIAL APPARATUS
     5,000  Secom Company Ltd.                             550,230
            ELECTRONIC COMPONENTS AND ACCESSORIES
     1,900  Sega Enterprises                                60,403
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     5,000  Seiyu (a)                                       17,119
            RETAIL STORES
    10,000  Sekisui Chemical                                44,312
            CHEMICALS AND ALLIED PRODUCTS
    11,000  Sekisui House Ltd.                              97,379
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     9,000  Seventy Seven Bank                              94,288
            FOREIGN BANKING
    16,000  Sharp Corp.                                    409,274
            ELECTRICAL INDUSTRIAL APPARATUS
       700  Shimamura Co. Ltd. (a)                         110,926
            MISCELLANEOUS APPAREL AND ACCESSORY
            STORES
     2,400  Shimano Industrial                              42,258
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
    13,000  Shimizu Corp.                                   42,982
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     7,000  Shin-Etsu Chemical Co.                         301,281
            CHEMICALS AND ALLIED PRODUCTS
     8,000  Shionogi & Company Ltd.                         97,114
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     8,000  Shiseido Co.                                   116,600
            CHEMICALS AND ALLIED PRODUCTS
    12,000  Shizuoka Bank                                  123,017
            FOREIGN BANKING
    24,000  Showa Denko KK                                  27,468
            CHEMICALS AND ALLIED PRODUCTS
     7,000  Showa Shell Sekiyu                              30,881
            CRUDE PETROLEUM AND NATURAL GAS
     1,100  SMC Corporation                                243,285
            MACHINERY, EQUIPMENT, AND SUPPLIES
     1,600  Softbank Corp. (a)                           1,530,666
            SERVICES

                                                                       39-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
     5,900  Sony Corp.                                $  1,748,704
            HOUSEHOLD AUDIO AND VIDEO EQUIPMENT
    47,000  Sumitomo Bank                                  643,186
            FOREIGN BANKING
    24,000  Sumitomo Chemical Co.                          112,687
            CHEMICALS AND ALLIED PRODUCTS
    15,000  Sumitomo Corp.                                 145,407
            MISCELLANEOUS NON-DURABLE GOODS
    12,000  Sumitomo Electric Industries                   138,629
            ELECTRICAL INDUSTRIAL APPARATUS
    11,000  Sumitomo Heavy Industries (a)                   30,128
            MACHINERY, EQUIPMENT, AND SUPPLIES
    13,000  Sumitomo Marine & Fire                          80,114
            INSURANCE CARRIERS
    14,000  Sumitomo Metal                                  31,224
            NONFERROUS FOUNDRIES (CASTING)
    52,000  Sumitomo Metal Industries (a)                   39,166
            STEEL WORKS
    19,000  Taiheiyo Cement Corporation                     36,243
            CEMENT, HYDRAULIC
    18,000  Taisei Corp.                                    34,159
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,000  Taisho Pharmaceutical Company Ltd.             176,074
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     2,000  Taiyo Yuden Company Ltd.                       118,556
            ELECTRICAL INDUSTRIAL APPARATUS
     4,000  Takara Shuzo (a)                                63,034
            MISCELLANEOUS FOOD PREPARATIONS
     6,000  Takashimaya Co.                                 41,318
            RETAIL STORES
    13,000  Takeda Chemical Industries Ltd.                642,179
            DRUGS
     2,200  Takefuji Corporation                           275,242
            MISCELLANEOUS BUSINESS SERVICES
    17,000  Teijin Limited                                  62,693
            MISCELLANEOUS TEXTILE GOODS
     4,000  Terumo (a)                                     106,818
            SURGICAL, MEDICAL, AND DENTAL
            INSTRUMENTS AND SUPPLIES
    67,000  The Bank of Tokyo Mitsubishi                   933,270
            FOREIGN BANKING
    24,000  Tobu Railway Company Ltd.                       70,430
            MISCELLANEOUS TRANSPORTATION SERVICES
     6,000  Toda Construction Co. (a)                       23,066
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     8,000  TOEI                                            44,292
            MOTION PICTURE PRODUCTION AND ALLIED
            SERVICES
       700  TOHO Co.                                       102,299
            SERVICES
  Shares                                                 Value
----------                                            ------------
     7,400  Tohoku Electric Power                     $    110,026
            ELECTRIC SERVICES
    33,000  Tokai Bank                                     207,884
            FOREIGN BANKING
    22,000  Tokio Marine & Fire Insurance                  257,165
            INSURANCE CARRIERS
     1,000  Tokyo Broadcasting                              33,845
            RADIO AND TELEVISION BROADCASTING
            STATIONS
     7,000  Tokyo Dome Corp.                                33,552
            SERVICES
    18,600  Tokyo Electric Power Company Inc.              498,523
            ELECTRIC SERVICES
     3,000  Tokyo Electron Ltd.                            410,838
            SERVICES
    41,000  Tokyo Gas                                       99,864
            GAS PRODUCTION AND DISTRIBUTION
     7,000  Tokyo Tatemono Company Ltd.                     12,462
            REAL ESTATE OPERATORS AND LESSORS
    19,000  Tokyu Corp.                                     46,278
            MISCELLANEOUS TRANSPORTATION SERVICES
    11,000  Toppan Printing Co.                            109,753
            SERVICE INDUSTRIES FOR THE PRINTING
            TRADE
    22,000  Toray Industries Inc.                           85,219
            MISCELLANEOUS TEXTILE GOODS
    47,000  Toshiba Corporation (a)                        358,605
            ELECTRICAL INDUSTRIAL APPARATUS
    13,000  Tosoh Corp. (a)                                 49,594
            CHEMICALS AND ALLIED PRODUCTS
     4,000  Tostem Corporation                              71,799
            METALS AND MINERALS, EXCEPT PETROLEUM
     6,000  Toto Ltd.                                       36,271
            GLASS PRODUCTS
     4,000  Toyo Seikan                                     57,909
            METALS AND MINERALS, EXCEPT PETROLEUM
    55,000  Toyota Motor Co.                             2,663,111
            MOTOR VEHICLES AND MOTOR VEHICLE
            EQUIPMENT
       500  Trans Cosmos                                   213,245
            SERVICES
    18,000  UBE Industries Ltd.                             37,503
            CHEMICALS AND ALLIED PRODUCTS
     1,400  UNI Charm                                       80,661
            CHEMICALS AND ALLIED PRODUCTS
    27,000  Unitika Ltd. (a)                                18,752
            MISCELLANEOUS TEXTILE GOODS
     4,000  UNY Company Ltd.                                39,088
            RETAIL STORES
     7,000  Wacoal Corp.                                    61,557
            MISCELLANEOUS TEXTILE GOODS
       600  World Co. Ltd.                                  74,538
            MISCELLANEOUS TEXTILE GOODS
     3,000  Yakult Honsha                                   26,118
            MISCELLANEOUS FOOD PREPARATIONS

---------
      40

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
     4,000  Yamaha Corp.                              $     25,981
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     6,000  Yamanouchi Pharmaceutical                      209,528
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     7,000  Yamato Transport Company Ltd.                  271,153
            MISCELLANEOUS TRANSPORTATION SERVICES
     6,000  Yamazaki Baking Co.                             65,089
            MISCELLANEOUS FOOD PREPARATIONS
     6,000  Yokogawa Electric                               42,316
            ELECTRICAL INDUSTRIAL APPARATUS
    18,000  Yokohama Bank                                   82,931
            FOREIGN BANKING
                                                      ------------
                                                        42,146,996
                                                      ------------

Netherlands (5.6%)
    21,166  ABN Amro Holdings                              528,670
            BANKING AND FINANCIAL SERVICES
     9,724  Aegon NV                                       939,200
            LIFE INSURANCE
     4,449  AKZO Dutch                                     223,144
            MISCELLANEOUS CHEMICAL PRODUCTS
     2,090  ASM Lithography Holding NV (a)                 232,175
            COMPUTER PROGRAMMING & DATA PROCESSING
     2,649  Buhrmann NV                                     39,886
            PAPER AND PAPER PRODUCTS
    11,493  Elsevier                                       137,282
            MISCELLANEOUS PUBLISHING
     1,953  Getronics NV                                   155,784
            COMPUTER PROGRAMMING & DATA PROCESSING
     4,961  Heineken NV                                    241,929
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
     1,031  IHC Caland NV                                   37,641
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
    13,785  ING Groep NV                                   832,181
            COMMERCIAL BANKS
     1,112  KLM-Konin Luchtvaart                            28,279
            AIR TRANSPORTATION & COURIER SERVICES
     9,824  Koninklijke Ahold NV                           290,792
            GROCERY STORES
     7,174  Koninklijke NV                                 700,131
            TELEPHONE COMMUNICATIONS
     5,005  Koninklijke Philips Electronics                680,507
            ELECTRONIC COMPONENTS AND ACCESSORIES
     2,921  OCE NV                                          49,365
            COMPUTER AND OFFICE EQUIPMENT
    31,112  Royal Dutch Petroleum Co.                    1,906,702
            OIL AND GAS FIELD SERVICES
     4,287  St. Microelectronics NV (a)                    659,737
            ELECTRONIC COMPONENTS AND ACCESSORIES
  Shares                                                 Value
----------                                            ------------
     7,580  TNT Post Group                            $    217,193
            MISCELLANEOUS TRANSPORTATION SERVICES
     8,231  Unilever NV                                    454,615
            MISCELLANEOUS NON-DURABLE GOODS
     4,728  Wolters Kluwer NV                              159,997
            MISCELLANEOUS PUBLISHING
                                                      ------------
                                                         8,515,210
                                                      ------------

New Zealand (.1%)
   135,700  Brierley Investments Ltd.                       28,361
            MISCELLANEOUS INVESTING
    12,400  Fletcher Challenge Energy                       32,395
            OIL AND GAS FIELD SERVICES
    34,100  Telecom Corp. of New Zealand                   160,355
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
                                                      ------------
                                                           221,111
                                                      ------------

Norway (.4%)
     4,700  ASK Proxima ASA (a)                             32,865
            COMPUTER PROGRAMMING & DATA PROCESSING
    11,900  Christiania BK OG Kreditkass                    58,694
            FOREIGN BANKING
     5,200  DY Bergesen                                     94,799
            SERVICES INCIDENTAL TO WATER
            TRANSPORTATION
     4,000  Norsk Hydro ASA                                167,822
            MISCELLANEOUS BUSINESS SERVICES
     5,028  Orkla AS Class A                                86,641
            GROCERIES AND RELATED PRODUCTS
     2,800  Petroleum Geo-Services (a)                      49,997
            MISCELLANEOUS BUSINESS SERVICES
     8,400  Storebrand ASA (a)                              63,982
            INSURANCE CARRIERS
                                                      ------------
                                                           554,800
                                                      ------------

Portugal (.5%)
    14,381  Banco Comercial Portugues (a)                   79,806
            FOREIGN BANKING
     3,082  Banco Espirito Santo                            86,603
            MISCELLANEOUS INVESTING
     8,288  EDP PL                                         144,658
            ELECTRIC, GAS, AND OTHER UTILITY
            SERVICES
     2,210  Jeronimo, Martins & Filho                       56,535
            MISCELLANEOUS FOOD STORES
    23,360  Portugal Telecom                               256,210
            COMMUNICATIONS SERVICES
     1,600  Sonae Industria E Investimento                  84,440
            SERVICES
                                                      ------------
                                                           708,252
                                                      ------------

                                                                       41-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
Singapore (1.1%)
    15,000  City Developments                         $     87,812
            REAL ESTATE AGENTS AND MANAGERS
     1,350  Creative Technology Limited                     24,479
            COMPUTER PROGRAMMING & DATA PROCESSING
    21,445  DBS Group Holdings Ltd.                        351,516
            MISCELLANEOUS INVESTING
    29,750  DBS Land Ltd.                                   58,590
            REAL ESTATE AGENTS AND MANAGERS
    19,000  First Capital Corp. - Singapore                 25,325
            REAL ESTATE AGENTS AND MANAGERS
    19,000  Keppel Corp. Ltd. (a)                           49,738
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    14,000  Natsteel Ltd.                                   27,908
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    22,700  Overseas-Chinese Banking                       208,531
            FOREIGN BANKING
    21,000  Singapore Airlines                             238,306
            AIRLINES
     8,000  Singapore Press Holdings                       173,402
            NEWSPAPERS: PUBLISHING, OR PUBLISHING
            AND PRINTING
    92,000  Singapore Telecom Ltd.                         190,017
            TELEPHONE COMMUNICATIONS
    19,616  United Overseas Bank                           173,135
            FOREIGN BANKING
                                                      ------------
                                                         1,608,759
                                                      ------------

Spain (2.7%)
     1,648  Acerinox SA                                     65,728
            METALS AND MINERALS, EXCEPT PETROLEUM
     1,440  Actividades De Construccion                     34,155
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     5,829  Aguas De Barcelona                              85,360
            WATER SUPPLY
     2,517  ALBA Corp. Finance                              86,088
            HOLDING OFFICES
     7,896  Argentaria Caja Postal Y Banco                 185,531
            FOREIGN BANKING
     2,066  Asturiana De Zinc (a)                           26,634
            METALS AND MINERALS, EXCEPT PETROLEUM
     7,924  Autopistas Concesionaria                        77,013
            AUTOMOBILE PARKING
    30,032  Banco Bilbao Vizcaya SA                        427,689
            FOREIGN BANKING
    53,400  Banco Santander                                604,509
            FOREIGN BANKING
     3,729  El Aguila (a)                                   30,421
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
    14,694  Endesa SA (a)                                  291,689
            ELECTRIC SERVICES
  Shares                                                 Value
----------                                            ------------
     2,334  Fomento De Costruct Y Contra              $     47,484
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     6,899  Gas Natural SDG SA                             158,908
            GAS PRODUCTION AND DISTRIBUTION
    13,816  I. Iberdrola SA                                191,468
            ELECTRIC SERVICES
    18,021  Repsol SA                                      417,810
            OIL AND GAS FIELD SERVICES
     6,198  Tabacalera SA Class A                           88,641
            TOBACCO STEMMING AND REDRYING
    48,991  Telefonica SA (a)                            1,223,663
            COMMUNICATIONS SERVICES
     4,970  Union Electrica Fenosa SA                       86,796
            ELECTRIC SERVICES
                                                      ------------
                                                         4,129,587
                                                      ------------

Sweden (2.7%)
     3,200  Atlas Copco AB Class A                          94,671
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     2,171  Atlas Copco AB Class B (a)                      61,802
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     8,800  Drott AB Class B                               100,412
            REAL ESTATE AGENTS AND MANAGERS
     6,300  Electrolux Class B                             158,593
            HOUSEHOLD APPLIANCES
    28,600  Ericsson AB Class B                          1,840,278
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
     8,750  Forenings Sparbanken Class A                   128,662
            FOREIGN BANKING
    12,780  Hennes & Mauritz                               428,456
            FAMILY CLOTHING STORES
     6,900  Securitas AB Class B                           124,997
            MISCELLANEOUS BUSINESS SERVICES
    15,600  Skandia Forsakrings AB                         471,615
            INSURANCE AGENTS, BROKERS, AND SERVICE
    12,400  Skandinaviska Enskilda Bankn Class A           125,445
            FOREIGN BANKING
     2,500  Skanska Class B                                 93,224
            REAL ESTATE AGENTS AND MANAGERS
     3,966  Svenska Cellulosa AB-B                         117,567
            SERVICES
    10,290  Svenska Handelbanken                           129,518
            FOREIGN BANKING
     3,900  Volvo Akttiebolag Class A                       98,635
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
     6,200  Volvo Akttiebolag Class B                      160,452
            MISCELLANEOUS TRANSPORTATION EQUIPMENT
                                                      ------------
                                                         4,134,327
                                                      ------------

---------
      42

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
Switzerland (5.6%)
     4,680  ABB Ltd.                                  $    572,434
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
       290  Adecco SA                                      225,851
            SERVICES
       140  Alusuis-Lonza Holdings                         103,228
            MISCELLANEOUS MANUFACTURING INDUSTRIES
     3,970  Credit Suisse Group                            789,163
            FOREIGN BANKING
       110  Gebruder Sulzer AG (a)                          71,505
            MACHINERY, EQUIPMENT, AND SUPPLIES
       100  Holderbank Finan Glaris Class B                136,917
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
       570  Nestle                                       1,044,272
            MISCELLANEOUS FOOD PREPARATIONS
     1,050  Novartis AG                                  1,541,829
            DRUGS
       250  Roche Holdings AG (a)                          408,240
            CHEMICALS AND ALLIED PRODUCTS
     1,040  Roche Holdings AG - Genusschein              1,234,518
            DRUGS
       170  Sairgroup                                       34,220
            AIR TRANSPORTATION & COURIER SERVICES
       210  SCHW Rueckversicherungs                        431,422
            INSURANCE CARRIERS
        50  SGS Soc Gen Surviellance Class B (a)            63,748
            SERVICES
        90  SMH AG (a)                                     103,668
            ELECTRONIC COMPONENTS AND ACCESSORIES
     1,090  Swisscom AG (a)                                440,874
            TELEPHONE COMMUNICATIONS
       420  The Swatch Group AG                             97,865
            ELECTRONIC COMPONENTS AND ACCESSORIES
     3,143  UBS                                            848,819
            FOREIGN BANKING
       670  Zuerich Allied AG                              382,088
            INSURANCE CARRIERS
                                                      ------------
                                                         8,530,661
                                                      ------------
United Kingdom (18.6%)
    20,949  Abbey National                                 334,924
            FOREIGN BANKING
    22,733  Allied Zurich PLC                              267,813
            HOLDING OFFICES
     5,425  AMEC PLC                                        21,464
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     9,629  Anglian Water PLC                               87,857
            WATER SUPPLY
    16,420  Arjo Wiggins Appleton PLC                       59,662
            PAPER AND PAPER PRODUCTS
    26,117  Astrazeneca PLC                              1,083,096
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
  Shares                                                 Value
----------                                            ------------
    17,312  BAA PLC                                   $    121,615
            AIRPORTS, FLYING FIELDS, AND AIRPORT
            TERMINAL SERVICES
    21,559  Barclay's PLC                                  620,418
            COMMERCIAL BANKS
     8,193  Barratt Developments PLC                        38,105
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    14,874  Bass PLC                                       185,076
            EATING AND DRINKING PLACES
     9,228  BBA Group                                       74,511
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    52,070  BG Group PLC                                   336,353
            GAS PRODUCTION AND DISTRIBUTION
    14,933  Blue Circle Industries PLC                      86,755
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
     8,891  BOC Group (a)                                  190,964
            CHEMICALS AND ALLIED PRODUCTS
    14,370  Boots Co. PLC                                  139,702
            RETAIL STORES
   282,223  BP Amoco PLC                                 2,837,118
            CRUDE PETROLEUM AND NATURAL GAS
    43,208  British Aerospace PLC                          286,087
            AIRCRAFT AND PARTS
    15,476  British Airways PLC                            100,969
            AIRLINES
    36,049  British American Tobacco                       204,773
            CIGARETTES
    10,762  British Land Company PLC                        71,256
            REAL ESTATE AGENTS AND MANAGERS
    26,269  British Sky Broadcasting PLC                   422,737
            COMMUNICATIONS SERVICES
    94,831  British Telecommunications PLC               2,317,063
            TELEPHONE COMMUNICATIONS
     4,199  Burmah Castrol PLC                              76,625
            OIL AND GAS FIELD SERVICES
    31,823  Cadbury Schweppes PLC                          192,205
            MISCELLANEOUS FOOD PREPARATIONS
    13,167  Carlton Communications                         128,219
            COMMUNICATIONS SERVICES
    63,372  Centrica PLC                                   179,609
            METAL MINING SERVICES
    19,575  Commercial Union PLC                           315,328
            INSURANCE CARRIERS
    12,279  Compass Group PLC                              168,550
            EATING AND DRINKING PLACES
    52,397  Corus Group PLC (a)                            136,232
            IRON AND STEEL FOUNDRIES
    47,123  Diageo PLC                                     378,973
            BEER, WINE, AND DISTILLED ALCOHOLIC
            BEVERAGES
     9,186  Electrocomponents PLC                          101,691
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    12,684  EMI Group PLC                                  124,438
            PHOTOGRAPHIC STUDIOS

                                                                       43-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
    15,526  FKI Babcock                               $     60,176
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    11,774  GKN PLC                                        185,386
            MOTOR VEHICLES, PARTS AND SUPPLIES
    52,359  Glaxo Wellcome PLC                           1,479,712
            DRUGS
    29,562  Granada Group PLC                              299,569
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    15,688  Great Universal Stores                          91,712
            RETAIL STORES
    33,049  Halifax PLC                                    366,391
            FOREIGN BANKING
    10,822  Hammerson Property Investment &
              Development                                   74,887
            REAL ESTATE AGENTS AND MANAGERS
    12,010  Hanson Trust PLC                               100,661
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    15,011  Hays PLC (a)                                   239,019
            LAUNDRY, CLEANING, AND GARMENT SERVICE
    31,348  Hilton Group PLC                               100,364
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
   121,400  HSBC Holdings PLC                            1,691,915
            HOLDING OFFICES
     7,502  IMI PLC                                         32,469
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    11,684  Imperial Chemical Industries                   123,683
            CHEMICALS AND ALLIED PRODUCTS
    56,411  Invensys PLC                                   307,000
            ENGINEERING, ARCHITECTURAL, AND
            SURVEYING SERVICES
    31,647  J. Sainsbury PLC                               178,492
            MISCELLANEOUS FOOD STORES
     5,813  Johnson Matthey PLC                             64,774
            ELECTRONIC COMPONENTS AND ACCESSORIES
    21,662  Kingfisher PLC                                 240,327
            NONSTORE RETAILERS
    10,394  Land Securities PLC                            116,491
            REAL ESTATE AGENTS AND MANAGERS
    80,892  Legal and General PLC                          220,115
            INVESTMENT OFFICES
    77,899  Lloyds TSB Group PLC                           974,322
            FOREIGN BANKING
    22,528  London & Scotland Marine Oil                    42,839
            OIL AND GAS FIELD SERVICES
    39,458  Marconi Electronic Systems                     698,063
            COMMUNICATIONS SERVICES
    44,625  Marks & Spencer PLC                            212,411
            RETAIL STORES
    10,312  MEPC PLC                                        77,436
            REAL ESTATE AGENTS AND MANAGERS
     9,634  Misys PLC                                      150,135
            COMPUTER PROGRAMMING & DATA PROCESSING
  Shares                                                 Value
----------                                            ------------
    24,221  National Grid Group PLC                   $    184,230
            ELECTRIC SERVICES
    19,722  National Power PLC                             114,179
            ELECTRIC SERVICES
     4,744  Ocean Group PLC                                 88,486
            MISCELLANEOUS TRANSPORTATION SERVICES
     9,996  Pearson PLC                                    323,499
            COMMUNICATIONS SERVICES
    11,044  Peninsular & Orient Steam Navigation           184,236
            MISCELLANEOUS TRANSPORTATION SERVICES
    26,601  Pilkington PLC                                  36,300
            FLAT GLASS
    29,191  Prudential PLC                                 575,118
            LIFE INSURANCE
     8,445  Railtrack Group PLC                            141,835
            HOLDING OFFICES
    15,507  Rank Group                                      49,083
            MISCELLANEOUS AMUSEMENT AND RECREATION
            SERVICES
    18,657  Reed International Ltd.                        139,650
            HOLDING OFFICES
    43,251  Rentokil Initial PLC                           157,680
            MISCELLANEOUS BUSINESS SERVICES
    21,304  Reuters Group PLC                              292,263
            SECURITIES & COMMODITIES EXCHANGE
            SERVICES
    11,697  Rexam PLC                                       47,224
            PAPER AND PAPER PRODUCTS
    16,075  Rio Tinto PLC                                  388,097
            METAL MINING SERVICES
     4,498  RMC Group PLC                                   61,743
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    13,742  Royal Bank of Scotland Group PLC               243,669
            FOREIGN BANKING
     4,618  Schroders PLC                                   92,922
            INVESTMENT BANKING
    28,322  Scottish Power PLC                             214,508
            ELECTRIC SERVICES
    13,716  Slough Estates PLC                              78,080
            REAL ESTATE AGENTS AND MANAGERS
    81,329  Smithkline Beecham PLC                       1,037,579
            DRUGS, DRUG PROPRIETORS, AND DRUGGIST
            SUNDRIES
     6,972  Smiths Industries                              104,147
            ELECTRONIC COMPONENTS AND ACCESSORIES
    30,810  Stagecoach Holdings                             79,360
            MISCELLANEOUS TRANSPORTATION SERVICES
     4,670  Tarmac PLC                                      41,479
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    11,202  Tate & Lyle PLC                                 71,999
            SUGAR AND CONFECTIONERY PRODUCTS
   104,890  Tesco PLC                                      318,876
            MISCELLANEOUS FOOD STORES
     8,830  Thames Water PLC                               110,084
            WATER SUPPLY

---------
      44

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

  Shares                                                 Value
----------                                            ------------
    19,269  The Sage Group PLC                        $    235,093
            SERVICES
     9,779  TI Group PLC                                    75,013
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    43,253  Unilever PLC                                   318,165
            MISCELLANEOUS FOOD PREPARATIONS
    11,815  United Utilities PLC                           122,780
            WATER SUPPLY
   446,649  Vodafone Group PLC                           2,212,565
            TELEPHONE COMMUNICATIONS
    13,016  Williams PLC                                    59,223
            MISCELLANEOUS MANUFACTURING INDUSTRIES
    10,518  Wolseley PLC                                    80,639
            CONSTRUCTION AND MINING MACHINERY &
            EQUIPMENT
    13,381  WPP Group PLC (a)                              211,986
            ADVERTISING
                                                      ------------
                                                        28,310,327
                                                      ------------
Total common stocks
  (cost $112,351,912)                                  149,310,973
PREFERRED STOCKS (.5%)
Australia (.2%)
    31,950  News Corporation Ltd.                          272,684
            COMMUNICATIONS SERVICES
                                                      ------------
Germany (.3%)
     1,150  RWE                                             35,442
            MISCELLANEOUS MANUFACTURING INDUSTRIES
       650  SAP AG                                         396,389
            COMPUTER PROGRAMMING & DATA PROCESSING
     2,000  Volkswagen AG                                   62,947
            AUTOMOTIVE SERVICES
                                                      ------------
                                                           494,778
                                                      ------------
Total preferred stocks
  (cost $590,992)                                          767,462

                            Principal
                              amount
------------------------------------------------------------------
FOREIGN CORPORATE BONDS (.0%)
United Kingdom (.0%)
$    5,102  British Aerospace PLC, 7.450%,
              November 30, 2003                                 81
     7,000  BR Transco Holdings, 7.057%,
              December 14, 2009                                114
     7,000  BG Transco Holdings, 4.188%,
              December 14, 2022                                113
     7,000  BG Transco Holdings, 7.000%,
              December 16, 2024                                110
                                                      ------------
Total foreign corporate bonds
  (cost $0)                                                    418

                            Principal
                              amount                     Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.8%)
 2,665,000  U.S. Treasury Bills, 4.980%,
              January, 2000
              (cost $2,655,317)                       $  2,655,078
                                                      ------------
TOTAL INVESTMENTS (100.1%)
  (cost $115,598,221)                                  152,733,931
CASH AND OTHER ASSETS, NET
  OF LIABILITIES (-0.1%)                                   (72,919)
                                                      ------------
NET ASSETS (100.0%)                                   $152,661,012
                                                      ============

Notes:

(a) Non-income producing security.

At December 31, 1999, net unrealized appreciation of $36,668,434 consisted of gross unrealized appreciation of $41,395,779 and gross unrealized depreciation of $4,727,345 based on cost of $116,065,497 for federal income tax purposes.

Approximately 36.9% of the investment securities in the Fund are denominated in the Euro, followed by 27.6% in the Japanese Yen, 18.6% in the U.K. Pound Sterling and 5.6% in the Swiss Franc. The remaining investment securities in the Fund are denominated in seven currencies, each of which represents less than 3.0% of net assets.

INTERNATIONAL FUND INDUSTRY CLASSES

                Industry                     Value        %
----------------------------------------  ------------  -----
Communications                            $ 28,735,562   18.8%
Machinery, Manufacturing & Construction     20,803,294   13.6
Consumer Goods & Services                   20,466,841   13.4
Banks                                       16,509,249   10.8
Healthcare                                   9,669,568    6.3
Transportation                               9,589,197    6.3
Mining & Refining                            8,470,648    5.6
Real Estate and Other Financial              7,535,002    4.9
Insurance                                    6,804,983    4.5
Retail                                       6,416,839    4.2
Energy & Utilities                           5,070,595    3.3
Agriculture, Foods & Beverage                4,666,229    3.1
Chemicals                                    4,331,600    2.8
Other                                        1,008,828    0.7
                                          ------------  -----
Total Stocks                               150,078,435   98.4
Foreign Corporate Bonds                            418    0.0
Short-Term Investments                       2,655,078    1.7
Liabilities, net of Cash and Other
Assets                                         (72,919)  (0.1)
                                          ------------  -----
Net Assets                                $152,661,012  100.0%
                                          ============  =====

See accompanying notes to financial statements.

                                                                       45-------

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1999

  Shares                                            Value     Percent
----------                                       -----------  -------
INVESTMENT IN MUTUAL FUNDS (100.0%)
 1,472,213  State Farm Variable Product Trust
              Bond Fund                          $14,089,079    36.9%
 1,597,194  State Farm Variable Product Trust
              Large Cap Equity Index Fund         24,069,719    63.1%
                                                 -----------
Total investment in mutual funds
  (cost $36,009,688)
                                                  38,158,798

CASH AND OTHER ASSETS, NET
  OF LIABILITIES (0.0%)
                                                           1
                                                 -----------
NET ASSETS (100.0%)                              $38,158,799
                                                 ===========

Notes:
At December 31, 1999, net unrealized appreciation of $2,131,990 consisted of gross unrealized appreciation of $2,551,605 and gross unrealized depreciation of $419,615 based on cost of $36,026,808 for federal income tax purposes.

See accompanying notes to financial statements.

---------
      46

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1999

Principal                                    Coupon            Maturity
  amount                                      rate               date            Value
----------                                  --------      ------------------  -----------
CORPORATE BONDS (92.7%)
Agriculture, Foods, & Beverage (2.7%)
$2,000,000  Dean Foods Company                 6.750%     June 15, 2005       $ 1,930,700
                                                                              -----------

Automotive (5.4%)
   500,000  Paccar Financial Corp.             5.970%     November 15, 2001       490,870
   500,000  Ford Motor Credit Company          6.500%     February 28, 2002       494,825
 1,500,000  Cooper Tire & Rubber Co.           7.250%     December 16, 2002     1,486,530
 1,500,000  General Motors Acceptance
              Corp.                            6.150%     April 5, 2007         1,387,215
                                                                              -----------
                                                                                3,859,440
                                                                              -----------

Banks (2.8%)
 2,000,000  Norwest Financial Inc.             6.375%     July 16, 2002         1,971,480
                                                                              -----------

Building Materials & Construction (3.7%)
   750,000  Masco Corp.                        6.125%     September 15, 2003      721,230
 2,000,000  Vulcan Materials Company           5.750%     April 1, 2004         1,889,200
                                                                              -----------
                                                                                2,610,430
                                                                              -----------

Chemicals (11.3%)
   825,000  Dow Capital                        7.375%     July 15, 2002           830,173
   500,000  EI du Pont de Nemours              6.000%     March 6, 2003           483,840
 1,000,000  Air Products & Chemicals Inc.      6.250%     June 15, 2003           955,450
 2,000,000  Rohm & Haas Co. (a)                6.950%     July 15, 2004         1,972,460
 2,000,000  PPG Industries Inc.                6.750%     August 15, 2004       1,957,260
 1,000,000  Praxair Inc.                       6.900%     November 1, 2006        950,690
 1,000,000  BF Goodrich Co.                    6.600%     May 15, 2009            907,360
                                                                              -----------
                                                                                8,057,233
                                                                              -----------

Commercial Service/Supply (1.6%)
   350,000  Pitney Bowes Credit                5.650%     January 15, 2003        336,875
   850,000  Xerox Corporation                  5.500%     November 15, 2003       794,121
                                                                              -----------
                                                                                1,130,996
                                                                              -----------

Computer Software and Services (2.8%)
 2,000,000  Electronic Data Systems Corp.      6.850%     October 15, 2004      1,970,080
                                                                              -----------

Computers (1.8%)
 1,500,000  International Business
              Machines Corporation             5.375%     February 1, 2009      1,314,000
                                                                              -----------

Consumer & Marketing (8.7%)
   150,000  Kimberly Clark Corp.               8.625%     May 1, 2001             153,677
   500,000  McDonald's Corporation             5.900%     May 11, 2001            493,390
 2,000,000  Clorox Co.                         8.800%     July 15, 2001         2,050,960
   425,000  Mattel Inc.                        6.000%     July 15, 2003           395,922
 1,000,000  Colgate Palmolive Co.              6.000%     August 15, 2003         958,640
   300,000  The Procter & Gamble Company       5.250%     September 15, 2003      283,461
 2,000,000  Hasbro Inc.                        5.600%     November 1, 2005      1,806,980
                                                                              -----------
                                                                                6,143,030
                                                                              -----------

                                                                       47-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

Principal                                    Coupon            Maturity
  amount                                      rate               date            Value
----------                                  --------      ------------------  -----------
Electronic/Electrical Mfg. (6.9%)
$  500,000  Public Service Co. of Colorado     6.240%     November 27, 2000   $   497,550
 2,000,000  Raytheon Co.                       5.950%     March 15, 2001        1,967,440
 2,000,000  Public Service Co. of Colorado     7.125%     June 1, 2006          1,955,560
   500,000  Emerson Electric Co.               5.500%     September 15, 2008      444,400
                                                                              -----------
                                                                                4,864,950
                                                                              -----------
Financial Services (2.5%)
   300,000  Associates Corp. of North
              America                          5.875%     May 16, 2001            296,184
   500,000  Household Finance                  5.875%     November 1, 2002        483,095
 1,000,000  Sears Roebuck Acceptance Corp.     7.140%     May 2, 2003             983,870
                                                                              -----------
                                                                                1,763,149
                                                                              -----------
Forest Products (5.9%)
   500,000  Mead Corporation                   6.600%     March 1, 2002           493,540
   660,000  Westvaco Corp.                     9.650%     March 1, 2002           691,330
 1,000,000  Westvaco Corp.                     6.850%     November 15, 2004       972,130
 2,000,000  International Paper Co.            7.875%     August 1, 2006        2,007,040
                                                                              -----------
                                                                                4,164,040
                                                                              -----------
Health Care (1.3%)
   500,000  Warner-Lambert Co.                 5.750%     January 15, 2003        482,855
   500,000  Abbott Laboratories                5.400%     September 15, 2008      441,805
                                                                              -----------
                                                                                  924,660
                                                                              -----------
Machinery & Manufacturing (8.8%)
   400,000  Caterpillar Finance                6.750%     July 10, 2001           398,528
   300,000  Honeywell International Inc.       9.875%     June 1, 2002            318,342
 1,500,000  Parker Hannifin Corp.              5.650%     September 15, 2003    1,414,500
 2,000,000  Deere & Company                    6.550%     July 15, 2004         1,940,900
   900,000  TRW Inc.                           6.730%     July 11, 2007           841,374
 1,425,000  Dover Corp.                        6.250%     June 1, 2008          1,314,092
                                                                              -----------
                                                                                6,227,736
                                                                              -----------
Media & Broadcasting (1.9%)
   406,000  The Walt Disney Company            6.375%     March 30, 2001          403,929
   500,000  Tribune Co.                        5.750%     September 15, 2003      473,145
   500,000  New York Times                     5.000%     October 8, 2003         464,500
                                                                              -----------
                                                                                1,341,574
                                                                              -----------
Mining & Metals (0.7%)
   500,000  ALCOA Inc.                         6.125%     June 15, 2005           469,565
                                                                              -----------
Oil, Gas, & Other Energy (3.2%)
 2,270,000  Mobil Corp.                        8.375%     February 12, 2001     2,308,181
                                                                              -----------
Retailers (9.8%)
 1,550,000  Wal-Mart Stores Inc.               8.625%     April 1, 2001         1,583,945
   500,000  Sherwin Williams Co.               6.500%     February 1, 2002        493,790
 2,000,000  Safeway Inc.                       7.000%     September 15, 2002    1,988,580
 2,000,000  Albertsons Inc.                    6.550%     August 1, 2004        1,942,500
 1,000,000  Wal-Mart Stores Inc.               6.550%     August 10, 2004         981,650
                                                                              -----------
                                                                                6,990,465
                                                                              -----------

---------
      48

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

Principal                                    Coupon            Maturity
  amount                                      rate               date            Value
----------                                  --------      ------------------  -----------
Telecom & Telecom Equipment (8.3%)
$  750,000  Ameritech Capital Funding
              Corp.                            5.650%     January 15, 2001    $   741,975
   300,000  Worldcom Inc.                      6.125%     August 15, 2001         296,373
 1,250,000  Ameritech Capital Funding
              Corp.                            6.125%     October 15, 2001      1,234,275
   200,000  Nortel Networks Corp.              6.875%     October 1, 2002         199,076
 1,500,000  Southwestern Bell                  6.250%     October 15, 2002      1,472,670
 1,000,000  AT&T Corp.                         7.000%     May 15, 2005            986,960
 1,000,000  Bellsouth Telecommunications       6.500%     June 15, 2005           971,690
                                                                              -----------
                                                                                5,903,019
                                                                              -----------

Utilities & Energy (2.6%)
   300,000  Georgia Power                      6.000%     March 1, 2000           299,931
   500,000  Virginia Electric & Power          7.375%     July 1, 2002            502,315
 1,000,000  Carolina Power & Light Co.         7.875%     April 15, 2004        1,019,690
                                                                              -----------
                                                                                1,821,936
                                                                              -----------
Total corporate bonds
  (cost $68,377,356)                                                           65,766,664
                                                                              -----------
U.S. TREASURY OBLIGATIONS (1.4%)
 1,000,000  U.S. Treasury Notes
              (cost $1,000,820)                6.250%     January 31, 2002        999,910
                                                                              -----------

                                        Shares or
                                        Principal
                                         amount
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%)
 1,000,000  Ford Motor Credit Company          6.158%     January 5, 2000       1,000,000
 1,000,000  Sears Roebuck Acceptance Corp.     6.232%     January 18, 2000      1,000,000
   850,683  Chase Vista Treasury Plus
              Money Market Fund                                                   850,683
                                                                              -----------
Total short-term investments
  (cost $2,850,683)                                                             2,850,683
                                                                              -----------

TOTAL INVESTMENTS (98.1%)
  (cost $72,228,859)                                                           69,617,257

CASH AND OTHER ASSETS, NET OF LIABILITIES (1.9%)                                1,328,889
                                                                              -----------
NET ASSETS (100.0%)                                                           $70,946,146
                                                                              ===========

Notes:

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of this security amounted to $1,972,460 or 2.8% of net assets.

At December 31, 1999, net unrealized depreciation of $2,611,602 consisted entirely of unrealized depreciation based on cost of $72,228,859 for federal income tax purposes.

                See accompanying notes to financial statements.

                                                                       49-------

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1999

Principal                                        Coupon                 Maturity
  amount                                          Rate                    date            Value
----------                                  -----------------      ------------------  -----------
SHORT-TERM INVESTMENTS (99.5%)
Agriculture, Foods, & Beverage (7.2%)
$1,000,000  Sara Lee Corporation                 6.380%             January 24, 2000   $   995,924
 1,800,000  Coca-Cola                            5.820%            February 18, 2000     1,786,032
                                                                                       -----------
                                                                                         2,781,956
                                                                                       -----------

Automotive (9.5%)
 1,835,000  Ford Motor Credit Company            5.804%             January 21, 2000     1,835,000
 1,815,000  General Motors Acceptance
              Corp.                              5.946%            February 14, 2000     1,815,000
                                                                                       -----------
                                                                                         3,650,000
                                                                                       -----------

Chemicals (4.2%)
 1,630,000  EI du Pont de Nemours                5.650%             January 18, 2000     1,625,651
                                                                                       -----------

Computers (4.8%)
 1,850,000  International Business
              Machines Corporation               5.828%             January 20, 2000     1,850,000
                                                                                       -----------

Electronic/Electrical Mfg. (4.8%)
 1,865,000  General Electric Capital Corp.       6.014%            February 22, 2000     1,865,000
                                                                                       -----------

Financial Services (13.8%)
 1,725,000  Household Finance                    5.949%             January 13, 2000     1,725,000
 1,865,000  Associates Corp. of North
              America                            6.074%            February 25, 2000     1,865,000
 1,750,000  Caterpillar Finance                  5.750%            February 28, 2000     1,733,788
                                                                                       -----------
                                                                                         5,323,788
                                                                                       -----------

Health Care (16.1%)
 1,000,000  Abbott Laboratories                  6.250%             January 12, 2000       998,090
 1,700,000  Pfizer Inc. (a)                      5.650%             January 27, 2000     1,693,063
 1,800,000  Merck & Co. Inc.                     5.800%             February 4, 2000     1,790,140
 1,790,000  Johnson & Johnson (a)                5.810%              April 20, 2000      1,758,223
                                                                                       -----------
                                                                                         6,239,516
                                                                                       -----------

Machinery & Manufacturing (4.5%)
 1,740,000  John Deere Credit Co.                5.932%             January 19, 2000     1,740,000
                                                                                       -----------

Oil, Gas, & Other Energy (4.8%)
 1,860,000  Chevron Corporation                  5.918%            February 17, 2000     1,860,000
                                                                                       -----------

Retailers (4.6%)
 1,790,000  Sears Roebuck Acceptance Corp.       6.063%             January 11, 2000     1,790,000
                                                                                       -----------

---------
      50

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 1999

                          Shares or
                          Principal              Coupon                 Maturity
                           amount                 Rate                    date            Value
-------------------------------------------------------------      ------------------  -----------
U.S. Government (21.8%)
$3,000,000  Federal Home Loan Mortgage
              Corp.                              5.515%             February 2, 2000   $ 2,985,293
 2,000,000  Federal National Mortgage
              Association                        5.530%             February 4, 2000     1,989,555
 2,000,000  Federal National Mortgage
              Association                        5.600%              March 2, 2000       1,981,022
 1,500,000  Federal National Mortgage
              Association                        5.480%              April 6, 2000       1,478,080
                                                                                       -----------
                                                                                         8,433,950
                                                                                       -----------

Money Market Mutual Funds (3.4%)
 1,312,030  Chase Vista Treasury Plus
              Money Market Fund                                                          1,312,030
                                                                                       -----------
Total short-term investments
  (cost $38,471,891)                                                                    38,471,891

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.5%)                                           179,590
                                                                                       -----------
NET ASSETS (100.0%)                                                                    $38,651,481
                                                                                       ===========

Notes:

(a) Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the value of these securities amounted to $3,451,286, or 8.9% of net assets.

At December 31, 1999 the aggregate cost for federal income tax purposes was $38,471,891.

                See accompanying notes to financial statements.

                                                                       51-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1999

                            Large Cap
                           Equity Index
                               Fund
                           ------------
Assets
  Investments in
    securities:
    At identified cost     $195,549,962
                           ============
    At value               $225,248,712
  Cash                          158,858
  Foreign currencies at
    value (cost $282,705)            --
  Receivable for:
    Dividends and
     interest                   184,268
    Shares of the Fund
     sold                       179,203
    Securities sold               7,501
    Expense cap
     reimbursement                   --
    Variation margin             28,225
    Prepaid expenses                672
                           ------------
    Total assets            225,807,439
                           ------------
Liabilities and Net
  Assets
  Payable for:
    Securities purchased          4,809
    Manager                     158,373
    Other                        59,055
                           ------------
    Total liabilities           222,237
                           ------------
  Net assets applicable
    to shares outstanding
    of common stock         225,585,202
                           ------------
  Fund shares outstanding    14,964,856
  Net asset value,
    offering price and
    redemption price per
    share                  $      15.07
                           ============
Analysis of Net Assets
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital  $195,659,431
  Accumulated net
    realized gain (loss)       (107,029)
  Net unrealized
    appreciation
    (depreciation)           30,012,975
  Undistributed
    (distributions in
    excess of) net
    investment income            19,825
                           ------------
    Net assets applicable
     to shares
     outstanding           $225,585,202
                           ============

                See accompanying notes to financial statements.

---------
      52

                            Small Cap    International    Stock & Bond                        Money
                           Equity Index  Equity Index       Balanced           Bond          Market
                               Fund          Fund             Fund             Fund           Fund
                           ------------  -------------  ----------------  --------------  -------------
Assets
  Investments in
    securities:
    At identified cost      86,162,618    115,598,221      36,009,688        72,228,859     38,471,891
                           ===========   ============     ===========      ============    ===========
    At value                95,225,184    152,733,931      38,158,798        69,617,257     38,471,891
  Cash                         102,683            225               1                --             --
  Foreign currencies at
    value (cost $282,705)           --        282,555              --                --             --
  Receivable for:
    Dividends and
     interest                   94,076        146,065              --         1,286,618        136,335
    Shares of the Fund
     sold                       53,717         56,826          18,618            76,591         66,946
    Securities sold                 --         17,798              --                --             --
    Expense cap
     reimbursement              76,029         52,349          19,086                --             --
    Variation margin            48,100             --              --                --             --
    Prepaid expenses               499             --              --               467            393
                           -----------   ------------     -----------      ------------    -----------
    Total assets            95,600,288    153,289,749      38,196,503        70,980,933     38,675,565
                           -----------   ------------     -----------      ------------    -----------
Liabilities and Net
  Assets
  Payable for:
    Securities purchased            --        290,966              --                --             --
    Manager                    116,914        212,041          18,618                --             --
    Other                       80,074        125,730          19,086            34,787         24,084
                           -----------   ------------     -----------      ------------    -----------
    Total liabilities          196,988        628,737          37,704            34,787         24,084
                           -----------   ------------     -----------      ------------    -----------
  Net assets applicable
    to shares outstanding
    of common stock         95,403,300    152,661,012      38,158,799        70,946,146     38,651,481
                           -----------   ------------     -----------      ------------    -----------
  Fund shares outstanding    8,754,477     10,498,882       2,992,974         7,416,942     38,651,481
  Net asset value,
    offering price and
    redemption price per
    share                        10.90          14.54           12.75              9.57           1.00
                           ===========   ============     ===========      ============    ===========
Analysis of Net Assets
  Excess of amounts
    received from sales
    of shares over
    amounts paid on
    redemptions of shares
    on account of capital   85,688,203    115,016,183      35,066,966        73,601,370     38,651,481
  Accumulated net
    realized gain (loss)       535,784        822,453         (16,583)          (43,622)            --
  Net unrealized
    appreciation
    (depreciation)           9,177,316     37,133,107       2,149,110        (2,611,602)            --
  Undistributed
    (distributions in
    excess of) net
    investment income            1,997       (310,731)        959,306                --             --
                           -----------   ------------     -----------      ------------    -----------
    Net assets applicable
     to shares
     outstanding            95,403,300    152,661,012      38,158,799        70,946,146     38,651,481
                           ===========   ============     ===========      ============    ===========

                See accompanying notes to financial statements.

                                                                       53-------

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS


Year ended December 31,           Large Cap                Small Cap
1999 and                        Equity Index              Equity Index
For the period from the             Fund                      Fund
date of inception to       -----------------------  ------------------------
December 31, 1998             1999         1998        1999         1998
-------------------------  -----------  ----------  -----------  -----------
Date of Inception                       1/22/1998                 1/29/1998
Investment income:
  Dividends                $ 1,611,522     328,684      888,749      443,671
  Interest                     556,792     130,191      152,538       41,268
                           -----------  ----------  -----------  -----------
                             2,168,314     458,875    1,041,287      484,939
  Less: foreign
    withholding taxes           15,727       1,833          276          108
                           -----------  ----------  -----------  -----------
    Total investment
      income                 2,152,587     457,042    1,041,011      484,831
Expenses:
  Investment advisory and
    management fees            351,017      46,527      258,832      118,508
  Professional fees             28,211      11,083       28,965       10,834
  Fidelity bond expense          2,284       1,114        2,018        1,253
  Trustees' fees                 4,800       4,500        4,800        4,500
  Reports to shareowners        59,632       1,499       69,481        1,499
  Security valuation fees        9,049       8,866       27,901       24,587
  Custodian fees                    --          --           --           --
  Index license fees             5,000       5,000        8,632        5,119
  Fund accounting expense           --          --           --           --
  Other                             --         440           --          436
                           -----------  ----------  -----------  -----------
    Total expenses             459,993      79,029      400,629      166,736
    Less: expense
      reimbursement from
      Manager                       --          --       77,089       16,690
                           -----------  ----------  -----------  -----------
    Net expenses               459,993      79,029      323,540      150,046
                           -----------  ----------  -----------  -----------
  Net investment income      1,692,594     378,013      717,471      334,785
Realized and unrealized
  gain (loss) :
    Net realized gain
      (loss) on sales of
      investments             (133,909)     22,524    3,960,061      860,154
    Net realized gain
      (loss) on forward
      foreign currency
      contracts                     --          --           --           --
    Net realized gain
      (loss) on foreign
      currency
      transactions                  --          --           --           --
    Net realized gain
      (loss) on futures
      contracts              2,960,885     246,549      439,233      (38,747)
    Net unrealized gain
      (loss) on open
      futures contracts       (111,375)    425,600       56,200       58,550
    Change in net
      unrealized
      appreciation or
      depreciation on
      investments and
      foreign currency
      transactions          22,889,729   6,809,021   10,106,108   (1,043,542)
                           -----------  ----------  -----------  -----------
  Net realized and
    unrealized gain
    (loss) on investments   25,605,330   7,503,694   14,561,602     (163,585)
                           -----------  ----------  -----------  -----------
  Net change in net
    assets resulting from
    operations             $27,297,924   7,881,707   15,279,073      171,200
                           ===========  ==========  ===========  ===========

                See accompanying notes to financial statements.

---------
      54


                                International            Stock & Bond                                       Money
                                 Equity Index              Balanced                  Bond                  Market
                                     Fund                    Fund                    Fund                   Fund
                           ------------------------  ---------------------  ----------------------  ---------------------
                              1999         1998         1999       1998        1999        1998        1999       1998
                           -----------  -----------  ----------  ---------  -----------  ---------  ----------  ---------
                                         1/22/1998               1/29/1998               1/22/1998              1/29/1998
Investment income:
  Dividends                  1,937,734    1,210,085     962,438    47,205            --         --          --        --
  Interest                     136,729       87,600          --        --     3,046,583    750,590   1,537,676   638,747
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
                             2,074,463    1,297,685     962,438    47,205     3,046,583    750,590   1,537,676   638,747
  Less: foreign
    withholding taxes          168,799      104,517          --        --            --         --          --        --
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
    Total investment
      income                 1,905,664    1,193,168     962,438    47,205     3,046,583    750,590   1,537,676   638,747
Expenses:
  Investment advisory and
    management fees            590,404      325,393          --        --       254,678     51,817     117,199    39,751
  Professional fees             30,069       18,200       8,535     5,245        19,027     10,807      16,173    10,562
  Fidelity bond expense          2,197        2,070       1,131       575         1,424        821       1,275       702
  Trustees' fees                 4,800        4,500       4,800     4,500         4,800      4,500       4,800     4,500
  Reports to shareowners        52,023        1,414      13,483     1,002        31,651      1,499      12,488     1,503
  Security valuation fees       33,885       44,336          --        --         3,841      1,859         228       237
  Custodian fees               229,981       91,529       2,634     2,178           795      3,139       1,666     3,541
  Index license fees            10,612       10,001          --        --            --         --          --        --
  Fund accounting expense       54,571       51,372          --        --            --         --          --        --
  Other                            294           --          --       409            --        424          --       421
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
    Total expenses           1,008,836      548,815      30,583    13,909       316,216     74,866     153,829    61,217
    Less: expense
      reimbursement from
      Manager                  202,180      107,042      30,583    13,909        10,602         --       7,330    10,516
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
    Net expenses               806,656      441,773          --        --       305,614     74,866     146,499    50,701
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
  Net investment income      1,099,008      751,395     962,438    47,205     2,740,969    675,724   1,391,177   588,046
Realized and unrealized
  gain (loss) :
    Net realized gain
      (loss) on sales of
      investments              951,382      117,394     (10,394)   (6,189)      (26,498)   (17,124)         --        --
    Net realized gain
      (loss) on forward
      foreign currency
      contracts                (57,922)     105,894          --        --            --         --          --        --
    Net realized gain
      (loss) on foreign
      currency
      transactions              58,992     (187,378)         --        --            --         --          --        --
    Net realized gain
      (loss) on futures
      contracts                     --           --          --        --            --         --          --        --
    Net unrealized gain
      (loss) on open
      futures contracts             --           --          --        --            --         --          --        --
    Change in net
      unrealized
      appreciation or
      depreciation on
      investments and
      foreign currency
      transactions          27,317,744    9,815,363   1,801,510   347,600    (2,817,207)   205,605          --        --
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
  Net realized and
    unrealized gain
    (loss) on investments   28,270,196    9,851,273   1,791,116   341,411    (2,843,705)   188,481          --        --
                           -----------  -----------  ----------  --------   -----------  ---------  ----------  --------
  Net change in net
    assets resulting from
    operations              29,369,204   10,602,668   2,753,554   388,616      (102,736)   864,205   1,391,177   588,046
                           ===========  ===========  ==========  ========   ===========  =========  ==========  ========

                See accompanying notes to financial statements.

                                                                       55-------

                       STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS


Year ended December 31,            Large Cap                  Small Cap
1999 and                          Equity Index               Equity Index
For the period from the               Fund                       Fund
date of inception to       --------------------------  ------------------------
December 31, 1998              1999          1998         1999         1998
-------------------------  -------------  -----------  -----------  -----------
Date of Inception                          1/22/1998                 1/29/1998
From operations:
  Net investment income    $   1,692,594      378,013      717,471      334,785
  Net realized gain
    (loss)                     2,826,976      269,073    4,399,294      821,407
  Change in net
    unrealized
    appreciation or
    depreciation              22,778,354    7,234,621   10,162,308     (984,992)
                           -------------  -----------  -----------  -----------
Net change in net assets
  resulting from
  operations                  27,297,924    7,881,707   15,279,073      171,200
Distributions to
  shareowners from and in
  excess of:
  Net investment income       (1,676,954)    (373,828)    (719,491)    (330,768)
  Net realized gain           (3,203,078)          --   (3,929,564)    (755,353)
                           -------------  -----------  -----------  -----------
Total distributions to
  shareowners                 (4,880,032)    (373,828)  (4,649,055)  (1,086,121)
From Fund share
  transactions:
  Proceeds from shares
    sold                     146,055,719   30,942,223   38,826,501   11,591,139
  Reinvestment of
    distributions              4,880,032      373,828    4,649,055    1,086,121
                           -------------  -----------  -----------  -----------
                             150,935,751   31,316,051   43,475,556   12,677,260
  Less payments for
    shares redeemed            1,073,163      519,208      327,710      136,903
                           -------------  -----------  -----------  -----------
Net increase in net
  assets from Fund share
  transactions               149,862,588   30,796,843   43,147,846   12,540,357
                           -------------  -----------  -----------  -----------
Total increase in net
  assets                     172,280,480   38,304,722   53,777,864   11,625,436
                           -------------  -----------  -----------  -----------
Net assets:
  Beginning of period         53,304,722   15,000,000   41,625,436   30,000,000
                           -------------  -----------  -----------  -----------
  End of period+           $ 225,585,202   53,304,722   95,403,300   41,625,436
                           =============  ===========  ===========  ===========
+Including undistributed
  (distribution in excess
  of) net investment
  income                         $19,825        4,185        1,997        4,017
                           =============  ===========  ===========  ===========

                See accompanying notes to financial statements.

---------
      56


                                 International             Stock & Bond                                           Money
                                 Equity Index                Balanced                    Bond                     Market
                                     Fund                      Fund                      Fund                      Fund
                           -------------------------  -----------------------  ------------------------  ------------------------
                               1999         1998         1999         1998        1999         1998         1999         1998
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
                                          1/22/1998                1/29/1998                 1/22/1998                 1/29/1998
From operations:
  Net investment income       1,099,008      751,395      962,438      47,205    2,740,969      675,724    1,391,177      588,046
  Net realized gain
    (loss)                      952,452       35,910      (10,394)     (6,189)     (26,498)     (17,124)          --           --
  Change in net
    unrealized
    appreciation or
    depreciation             27,317,744    9,815,363    1,801,510     347,600   (2,817,207)     205,605           --           --
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net change in net assets
  resulting from
  operations                 29,369,204   10,602,668    2,753,554     388,616     (102,736)     864,205    1,391,177      588,046
Distributions to
  shareowners from and in
  excess of:
  Net investment income      (1,184,732)    (895,988)     (47,589)     (2,748)  (2,740,969)    (675,724)  (1,391,177)    (588,046)
  Net realized gain            (246,323)          --           --          --           --           --           --           --
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Total distributions to
  shareowners                (1,431,055)    (895,988)     (47,589)     (2,748)  (2,740,969)    (675,724)  (1,391,177)    (588,046)
From Fund share
  transactions:
  Proceeds from shares
    sold                     46,732,878   12,288,814   30,594,022   5,522,631   48,987,283   14,570,954   23,783,771    8,868,290
  Reinvestment of
    distributions             1,431,055      895,988       47,589       2,748    2,740,969      675,724    1,391,177      588,046
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
                             48,163,933   13,184,802   30,641,611   5,525,379   51,728,252   15,246,678   25,174,948    9,456,336
  Less payments for
    shares redeemed             138,202      194,350      763,589     336,535    2,605,787      767,773    5,204,884      774,919
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net increase in net
  assets from Fund share
  transactions               48,025,731   12,990,452   29,878,022   5,188,844   49,122,465   14,478,905   19,970,064    8,681,417
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Total increase in net
  assets                     75,963,880   22,697,132   32,583,987   5,574,712   46,278,760   14,667,386   19,970,064    8,681,417
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
Net assets:
  Beginning of period        76,697,132   54,000,000    5,574,812         100   24,667,386   10,000,000   18,681,417   10,000,000
                           ------------  -----------  -----------  ----------  -----------  -----------  -----------  -----------
  End of period+            152,661,012   76,697,132   38,158,799   5,574,812   70,946,146   24,667,386   38,651,481   18,681,417
                           ============  ===========  ===========  ==========  ===========  ===========  ===========  ===========
+Including undistributed
  (distribution in excess
  of) net investment
  income                       (310,731)    (226,077)     959,306      44,457           --           --           --           --
                           ============  ===========  ===========  ==========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                                                                       57-------

                       STATE FARM VARIABLE PRODUCT TRUST
                         NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks-Registered Trademark- (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index-Registered Trademark- (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index-Registered Trademark- (the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

SECURITY VALUATION

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of the Funds investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

FEDERAL INCOME TAXES, DIVIDENDS AND DISTRIBUTIONS TO SHAREOWNERS

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds' intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

---------
      58

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for futures contracts (Large Cap and Small Cap Funds), the recognition of net realized losses (Large Cap, Small Cap and Balanced Funds), and foreign currency transactions (International Fund).

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation relating to PFIC transactions of $188,324 and $278,952 during 1999 and 1998, respectively, which is treated as ordinary income for federal income taxes.

The accumulated net realized loss on sales of investments in the Bond Fund at December 31, 1999, amounting to $43,622 is available to offset future taxable gains. If not applied, the capital loss carryover expires as follows: $26,498 in 2007 and $17,124 in 2006.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the statement of operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Fund bears the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Equity Index Fund                         .26% of average daily net assets
Small Cap Equity Index Fund                         .40% of average daily net assets
International Equity Index Fund                     .55% of average daily net assets
Stock and Bond Balanced Fund                        None
Bond Fund                                           .50% of average daily net assets
Money Market Fund                                   .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

                                                                       59-------

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Investment advisory and management fees and expenses reimbursed were as follows:

                                        Year ended                 Period ended
                                    December 31, 1999           December 31, 1998
                                --------------------------  --------------------------
                                  Investment                  Investment
                                 Advisory and      Fees      Advisory and      Fees
Fund                            Management Fee  Reimbursed  Management Fee  Reimbursed
----                            --------------  ----------  --------------  ----------
Large Cap Equity Index Fund        $351,017      $     --      $ 46,527      $     --
Small Cap Equity Index Fund         258,832        77,089       118,508        16,690
International Equity Index
  Fund                              590,404       202,180       325,393       107,042
Stock and Bond Balanced Fund             --        30,583            --        13,909
Bond Fund                           254,678        10,602        51,817            --
Money Market Fund                   117,199         7,330        39,751        10,516

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors (Barclay's) as the investment sub-advisor to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for the following trustees fees paid to the Trusts independent trustees:

                                           Year ended   Period ended
                                          December 31,  December 31,
                                              1999          1998
                                          ------------  ------------
Large Cap Equity Index Fund                  $4,800        $4,500
Small Cap Equity Index Fund                   4,800         4,500
International Equity Index Fund               4,800         4,500
Stock and Bond Balanced Fund                  4,800         4,500
Bond Fund                                     4,800         4,500
Money Market Fund                             4,800         4,500

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

                                           Year ended   Period ended
                                          December 31,  December 31,
                                              1999          1998
                                          ------------  ------------
Large Cap Equity Index Fund
  Purchases                               $153,980,183  $36,104,771
  Proceeds from sales                       5,344,729     1,671,512
Small Cap Equity Index Fund
  Purchases                                67,198,860    52,304,379
  Proceeds from sales                      28,192,770    12,266,263
International Equity Index Fund
  Purchases                                60,313,756    68,386,025
  Proceeds from sales                      12,886,705     3,948,180
Stock and Bond Balanced Fund:
  Large Cap Equity Index Fund
    Purchases                              18,636,811     3,275,491
    Proceeds from sales                       228,816       177,057
  Bond Fund
    Purchases                              12,358,427     2,239,590
    Proceeds from sales                       152,543       122,744
Bond Fund
  Purchases                                52,008,440    24,106,604
  Proceeds from sales                       3,090,673     3,284,209

---------
      60

                       STATE FARM VARIABLE PRODUCT TRUST
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at December 31, 1999:

                                                                                                                     Unrealized
                                                      Number of    Contract                      Expiration           Gain at
Fund                                 Type             Contracts     amount      Position            month             12/31/99
----                       -------------------------  ---------  -------------  --------  -------------------------  ----------
Large Cap Equity Index
  Fund                     S&P 500 Index                  34      $12,615,700      Long   March '00                   $314,225
Small Cap Equity Index
  Fund                     Russell 2000 Index             10        2,549,750      Long   March '00                    114,750

The aggregate market value of investments pledged to cover margin requirements for the open positions at December 31, 1999 were $12,592,868 and $2,300,217 in the Large Cap and Small Cap Funds, respectively.

The International Fund had the following open forward foreign currency contracts at December 31, 1999:

Foreign                                       U.S. Dollar  Unrealized
Amount                Currency                 Proceeds    Gain/Loss
------   -----------------------------------  -----------  ----------
  537    Euro                                    $545         $(14)

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

                                                                                          International Equity
                           Large Cap Equity Index Fund   Small Cap Equity Index Fund           Index Fund
                           ----------------------------  ----------------------------  --------------------------
                            Year ended    Period ended    Year ended    Period ended    Year ended   Period ended
                           December 31,   December 31,   December 31,   December 31,   December 31,  December 31,
                               1999           1998           1999           1998           1999          1998
                           -------------  -------------  -------------  -------------  ------------  ------------
Shares sold                  10,553,923      2,676,195      3,990,707      1,262,394     3,818,817     1,129,477
Shares issued in
  reinvestment of
  ordinary income
  dividends and capital
  gain distributions            324,686         30,183        433,681        115,711        98,625        80,998
                            -----------    -----------    -----------    -----------   -----------   -----------
                             10,878,609      2,706,378      4,424,388      1,378,105     3,917,442     1,210,475
Less shares redeemed             76,687         43,444         33,155         14,861        11,008        18,027
                            -----------    -----------    -----------    -----------   -----------   -----------
Net increase in shares
  outstanding                10,801,922      2,662,934      4,391,233      1,363,244     3,906,434     1,192,448
                            ===========    ===========    ===========    ===========   ===========   ===========

                           Stock & Bond Balanced Fund          Bond Fund               Money Market Fund
                           --------------------------  --------------------------  --------------------------
                            Year ended   Period ended   Year ended   Period ended   Year ended   Period ended
                           December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                               1999          1998          1999          1998          1999          1998
                           ------------  ------------  ------------  ------------  ------------  ------------
Shares sold                  2,564,307       519,686     4,970,698     1,439,766    23,783,771     8,868,290
Shares issued in
  reinvestment of
  ordinary income
  dividends and capital
  gain distributions             3,735           268       282,287        66,860     1,391,177       588,046
                           -----------    ----------   -----------   -----------   -----------   -----------
                             2,568,042       519,954     5,252,985     1,506,626    25,174,948     9,456,336
Less shares redeemed            63,779        31,253       266,906        75,763     5,204,884       774,919
                           -----------    ----------   -----------   -----------   -----------   -----------
Net increase in shares
  outstanding                2,504,263       488,701     4,986,079     1,430,863    19,970,064     8,681,417
                           ===========    ==========   ===========   ===========   ===========   ===========

                                                                       61-------

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                           Year ended   From inception date of
                                          December 31,   January 22, 1998 to
                                              1999        December 31, 1998
                                          ------------  ----------------------
Net asset value, beginning of period         $12.80              10.00
Income from Investment Operations
  Net investment income                        0.20               0.12
  Net gain on investments (both realized
    and unrealized)                            2.40               2.80
                                             ------             ------
  Total from investment operations             2.60               2.92
                                             ------             ------
Less Distributions
  Net investment income                       (0.20)             (0.12)
  Net realized gain                           (0.13)                --
                                             ------             ------
  Total distributions                         (0.33)             (0.12)
                                             ------             ------
Net asset value, end of period               $15.07              12.80
                                             ======             ======
Total Return                                  20.36%             29.26%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)         $225.6               53.3
Ratio of expenses to average net assets        0.34%              0.32%(b)
Ratio of net investment income to
  average net assets                           1.25%              1.55%(b)
Portfolio turnover rate                           4%                 7%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

---------
      62

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                           Year ended   From inception date of
                                          December 31,   January 29, 1998 to
                                              1999        December 31, 1998
                                          ------------  ----------------------
Net asset value, beginning of period         $ 9.54              10.00
Income from Investment Operations
  Net investment income                        0.41               0.27
  Net gain or loss on investments (both
    realized and unrealized)                   1.51              (0.46)
                                             ------             ------
  Total from investment operations             1.92              (0.19)
                                             ------             ------
Less Distributions
  Net investment income                       (0.41)             (0.09)
  Net realized gain                           (0.15)             (0.18)
                                             ------             ------
  Total distributions                         (0.56)             (0.27)
                                             ------             ------
Net asset value, end of period               $10.90               9.54
                                             ======             ======
Total Return                                  20.24%             (1.89)%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)         $ 95.4               41.6
Ratio of expenses to average net assets        0.50%              0.50%(b)
Ratio of expenses to average net assets,
  absent of expense limitation                 0.62%              0.55%(b)
Ratio of net investment income to
  average net assets                           1.11%              1.11%(b)
Portfolio turnover rate                          46%                38%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

                                                                       63-------

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                           Year ended   From inception date of
                                          December 31,   January 22, 1998 to
                                              1999        December 31, 1998
                                          ------------  ----------------------
Net asset value, beginning of period         $11.63              10.00
Income from Investment Operations
  Net investment income                        0.13               0.13
  Net gain on investments (both realized
    and unrealized)                            2.92               1.65
                                             ------             ------
  Total from investment operations             3.05               1.78
                                             ------             ------
Less Distributions
  Net investment income                       (0.12)             (0.15)
  Net realized gain                           (0.02)                --
                                             ------             ------
  Total distributions                         (0.14)             (0.15)
                                             ------             ------
Net asset value, end of period               $14.54              11.63
                                             ======             ======
Total Return                                  26.21%             17.90%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)         $152.7               76.7
Ratio of expenses to average net assets        0.75%              0.75%(b)
Ratio of expenses to average net assets,
  absent of expense limitation                 0.94%              0.93%(b)
Ratio of net investment income to
  average net assets                           1.02%              1.27%(b)
Portfolio turnover rate                          12%                 6%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

---------
      64

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                           Year ended   From inception date of
                                          December 31,   January 29, 1998 to
                                              1999        December 31, 1998
                                          ------------  ----------------------
Net asset value, beginning of period         $11.41              10.00
Income from Investment Operations
  Net investment income                        0.25               0.14
  Net gain on investments (both realized
    and unrealized)                            1.11               1.32
                                             ------             ------
  Total from investment operations             1.36               1.46
                                             ------             ------
Less Distributions
  Net investment income                        (.02)             (0.05)
                                             ------             ------
  Total distributions                          (.02)             (0.05)
                                             ------             ------
Net asset value, end of period               $12.75              11.41
                                             ======             ======
Total Return                                  11.88%             14.66%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)         $ 38.2                5.6
Ratio of expenses to average net assets        0.00%              0.00%(b)
Ratio of expenses to average net assets,
  absent of expense limitation                 0.14%              1.01%(b)
Ratio of net investment income to
  average net assets                           4.50%              3.43%(b)
Portfolio turnover rate                           2%                18%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

                                                                       65-------

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                           Year ended   From inception date of
                                          December 31,   January 22, 1998 to
                                              1999        December 31, 1998
                                          ------------  ----------------------
Net asset value, beginning of period         $10.15              10.00
Income from Investment Operations
  Net investment income                        0.52               0.49
  Net gain or loss on investments (both
    realized and unrealized)                  (0.58)              0.15
                                             ------             ------
  Total from investment operations            (0.06)              0.64
                                             ------             ------
Less Distributions
  Net investment income                       (0.52)             (0.49)
                                             ------             ------
  Total distributions                         (0.52)             (0.49)
                                             ------             ------
Net asset value, end of period               $ 9.57              10.15
                                             ======             ======
Total Return                                  (0.57)%             6.49%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)         $ 70.9               24.7
Ratio of expenses to average net assets        0.60%              0.57%(b)
Ratio of expenses to average net assets,
  absent of expense limitation                 0.62%              0.00%(b)
Ratio of net investment income to
  average net assets                           5.38%              5.14%(b)
Portfolio turnover rate                           7%                26%

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

---------
      66

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                           Year ended   From inception date of
                                          December 31,   January 29, 1998 to
                                              1999        December 31, 1998
                                          ------------  ----------------------
Net asset value, beginning ofperiod          $ 1.00               1.00
Income from Investment Operations
  Net investment income                        0.05               0.05
                                             ------             ------
  Total from investment operations             0.05               0.05
                                             ------             ------
Less Distributions
  Net investment income                       (0.05)             (0.05)
                                             ------             ------
  Total distributions                         (0.05)             (0.05)
                                             ------             ------
Net asset value, end of period               $ 1.00               1.00
                                             ======             ======
Total Return                                   4.77%              4.76%(a)
Ratios/Supplemental Data
Net assets, end of period (millions)         $ 38.7               18.7
Ratio of expenses to average net assets        0.50%              0.43%(b)
Ratio of expenses to average net assets,
  absent of expense limitation                 0.53%              0.52%(b)
Ratio of net investment income to
  average net assets                           4.75%              5.04%(b)

----------

(a)  Not annualized.
(b)  Determined on an annualized basis.

                                                                       67-------

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareowners
State Farm Variable Product Trust --
    Large Cap Equity Index Fund
    Small Cap Equity Index Fund
    International Equity Index Fund
    Stock and Bond Balanced Fund
    Bond Fund
    Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Large Cap Equity Index Fund, Small Cap Equity Index Fund, International Equity Index Fund, Stock and Bond Balanced Fund, Bond Fund and Money Market Fund, comprising the State Farm Variable Product Trust as of December 31, 1999, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Variable Product Trust at December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
January 28, 2000

---------
      68

                 (This page has been left blank intentionally.)

                                                                       69-------

                 (This page has been left blank intentionally.)

---------
      70

                        NOTICE OF WITHHOLDING ELECTION

This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

You may establish, change or revoke your Withholding Election at any time by one of the following methods:

  - complete and mail this form to:
    STATE FARM VARIABLE PRODUCTS
    ADMINISTRATION DEPARTMENT
    P.O. BOX 2307
    BLOOMINGTON, IL 61702-2307 or

  - call our TOLL FREE NUMBER 1-888-702-2307 (if you have telephone authority) or

  - fax the election form to 1-309-735-0307 and mail the original to us.

If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.

231-3537 8-97 Printed in U.S.A.

                           WITHHOLDING ELECTION FORM

 ...............................................................................
(Type or print your full name)

 ...............................................................................
(Your Social Security Number)

 ...............................................................................
(Home address-number & street or rural route)

 ...............................................................................
(City or town, state and ZIP code)

 ...............................................................................
(Policy Number)

 ........................
(Date)

/ /  1. I elect NOT to have federal income tax withheld from my distribution

     (Do not complete lines 2-4.)

If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

/ /  2. I want FEDERAL withholding from my distribution

If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

 ......................

/ /  3. I elect not to have STATE income tax withheld from my distribution

/ /  4. I want STATE withholding from my distribution

If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $...............

(Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

/ /  5. Other: (please specify)................................................

 ...............................................................................
(Participant's Signature)

 ........................
(Date)

Return your completed form to:     STATE FARM VARIABLE PRODUCTS
                                   ADMINISTRATION DEPARTMENT
                                   P.O. BOX 2307
                                   BLOOMINGTON, IL 61702-2307
products
   INSURANCE PRODUCTS AND SERVICES WE CAN PROVIDE*


LIFE INSURANCE

Family Insurance

Mortgage Life Insurance

Estate Analysis

Life Insurance for Business Owners

Universal Life Insurance

Annuities

Final Expense

Second-to-Die


FIRE INSURANCE

Homeowners

Renters

Mobile Homes

Manufactured Homes

Business

Apartment Buildings

Condominium/Association

Church

Contractors

Rental Condominium

Commercial

Liability Umbrella Policies

Boatowners

Personal Articles Policy


RETIREMENT PLANNING

IRA (Individual Retirement Annuity)

TSA (Tax Sheltered Annuity)

Business Retirement Plans
  (funded with life insurance)


HEALTH INSURANCE

Hospital Surgical

Hospital Income

Disability Income

Medicare Supplement

Long-Term Care


CAR INSURANCE

Personal Cars

Business Cars

Motorcycles

Travel Trailers

Fleets

Snowmobiles

Motorhomes

Car Finance Plan



                 services



* All products and services may not be available in all states.

STATE FARM INSURANCE COMPANIES
Home Offices: Bloomington, Illinois

         State Farm VP Management Corp.                   BULK RATE
(Underwriter & Distributor of Variable Products)         U.S. POSTAGE
             One State Farm Plaza                           PAID
        Bloomington, Illinois 61710-0001                  PERMIT 439
          FORWARDING SERVICE REQUESTED                  ELK GROVE, IL






                  [LOGO]


                              Issued By:
                   State Farm Life Insurance Company
               (Not licensed in New York or Wisconsin)
            State Farm Life and Accident Assurance Company
                 (Licensed in New York and Wisconsin)
                 Home offices: Bloomington, Illinois

                    State Farm VP Management Corp.
           (Underwriter & Distributor of Variable Products)
                        One State Farm Plaza
                   Bloomington, Illinois 61710-0001
                           1-888/702-2307

231-3571-1-CH